[Front cover]

[Pioneer logo]

[pictures of compass and telescope]

PIONEER
VARIABLE
CONTRACTS
TRUST

CLASS I SHARES

Pioneer Emerging Markets VCT Portfolio
Pioneer Europe VCT Portfolio
Pioneer International Growth VCT Portfolio
Pioneer Science & Technology VCT Portfolio
Pioneer Mid-Cap Value VCT Portfolio
Pioneer Growth Shares VCT Portfolio
Pioneer Real Estate Growth VCT Portfolio
Pioneer Fund VCT Portfolio
Pioneer Equity-Income VCT Portfolio
Pioneer Balanced VCT Portfolio
Pioneer High Yield VCT Portfolio
Pioneer Strategic Income VCT Portfolio
Pioneer Swiss Franc Bond VCT Portfolio
Pioneer America Income VCT Portfolio
Pioneer Money Market VCT Portfolio

SEMIANNUAL REPORT
June 30, 2000

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents

Pioneer Emerging Markets VCT Portfolio
 Portfolio and Performance Update                 2
 Portfolio Management Discussion                  3

Pioneer Europe VCT Portfolio
 Portfolio and Performance Update                 4
 Portfolio Management Discussion                  5

Pioneer International Growth VCT Portfolio
 Portfolio and Performance Update                 6
 Portfolio Management Discussion                  7

Pioneer Science & Technology VCT Portfolio
 Portfolio and Performance Update                 8
 Portfolio Management Discussion                  9

Pioneer Mid-Cap Value VCT Portfolio
 Portfolio and Performance Update                10
 Portfolio Management Discussion                 11

Pioneer Growth Shares VCT Portfolio
 Portfolio and Performance Update                12
 Portfolio Management Discussion                 13

Pioneer Real Estate Growth VCT Portfolio
 Portfolio and Performance Update                14
 Portfolio Management Discussion                 15

Pioneer Fund VCT Portfolio
 Portfolio and Performance Update                16
 Portfolio Management Discussion                 17

Pioneer Equity-Income VCT Portfolio
 Portfolio and Performance Update                18
 Portfolio Management Discussion                 19

Pioneer Balanced VCT Portfolio
 Portfolio and Performance Update                20
 Portfolio Management Discussion                 21

Pioneer High Yield VCT Portfolio
 Portfolio and Performance Update                22
 Portfolio Management Discussion                 23

Pioneer Strategic Income VCT Portfolio
 Portfolio and Performance Update                24
 Portfolio Management Discussion                 25

Pioneer Swiss Franc Bond VCT Portfolio
 Portfolio and Performance Update                26
 Portfolio Management Discussion                 27

Pioneer America Income VCT Portfolio
 Portfolio and Performance Update                28
 Portfolio Management Discussion                 29

Pioneer Money Market VCT Portfolio
 Portfolio Management Discussion                 30

Schedules of Investments
 Pioneer Emerging Markets VCT Portfolio          31
 Pioneer Europe VCT Portfolio                    35
 Pioneer International Growth VCT Portfolio      37
 Pioneer Science & Technology VCT Portfolio      40
 Pioneer Mid-Cap Value VCT Portfolio             42
 Pioneer Growth Shares VCT Portfolio             45
 Pioneer Real Estate Growth VCT Portfolio        46
 Pioneer Fund VCT Portfolio                      47
 Pioneer Equity-Income VCT Portfolio             50
 Pioneer Balanced VCT Portfolio                  52
 Pioneer High Yield VCT Portfolio                56
 Pioneer Strategic Income VCT Portfolio          58
 Pioneer Swiss Franc Bond VCT Portfolio          62
 Pioneer America Income VCT Portfolio            64
 Pioneer Money Market VCT Portfolio              65
Financial Statements                             66
Notes to Financial Statements                    84

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN 6/30/00
--------------------------------------------------------------------------------

Dear Contract Owner,

For over a year, the Federal Reserve has been trying to suppress inflationary pressures and restrain economic growth in the U.S. by raising short-term interest rates. Because they represent increased costs, higher interest rates cut into corporate profits.

With the possibility of a slowing economy and an uncertain profit outlook overhanging the stock market, investors shifted from sector to sector in the first half of 2000 looking for attractive opportunities. Heightened stock market volatility was the result. Bonds also lost luster, because existing, lower-paying issues could not compete with the higher rates that now prevail. By summer, we began to see evidence that the Fed's tactics were having some impact, as key statistics hinted at a contraction of the economy's growth rate.

Volatile markets should not sidetrack your plans for dealing with your essential financial goals. Whatever your long-range needs may be -- money for a child's education, funding a comfortable retirement, or some other cherished objective -- those needs remain in place no matter what the market may do this week or next month. For that reason, it makes sense to focus your investment strategy beyond interim ups and downs.

Mid-year is a good time to talk to your financial representative to review what has been happening and to make sure your strategy is intact. Part of that discussion should be devoted to your portfolio's diversification. Do you have a blend of stocks and bonds that you are comfortable with and that can help you meet your goals? Or is it time to make adjustments? Be sure to include your IRAs and other retirement vehicles when you evaluate your overall portfolio.

I hope you will take time to read on to learn more about Pioneer Variable Contracts Trust. The Portfolio Management Discussions will help you to understand performance during the past six months and learn what expectations are for the months ahead. If you have questions or would like more information about Pioneer Variable Contracts Trust, please contact your investment professional.

Respectfully,

/s/ John F. Cogan, Jr.

John F. Cogan, Jr.
Chairman and President

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Sector Distribution
(As a percentage of equity holdings)

Technology                        34%
Communication Services            26%
Financial                         14%
Consumer Staples                  10%
Consumer Cyclicals                 8%
Energy                             3%
Healthcare                         2%
Capital Goods                      1%
Other                              2%

[END PIE CHART]

[START PIE CHART]

Geographical Distribution
(As a percentage of equity holdings)

Asia              52%
Latin America     24%
Other             14%
Israel             6%
Africa             4%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of equity holdings)

1. Taiwan Semiconductor Manufacturing Co.        2.87%
2. Telefonos de Mexico SA (L Shares) (A.D.R.)    2.41
3. United Microelectronics Corp., Ltd.           2.31
4. Samsung Electronics Co.                       2.27
5. Carso Global Telecom                          2.09

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00     12/31/99
Net Asset Value per Share   $16.99      $18.75
Accumulated Unit Value        1.6921      1.8444

Distributions per Share  Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)     Dividends   Capital Gains   Capital Gains
                         $ -         $ -             $0.331

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer Emerging Markets VCT Portfolio at net asset value, compared to the growth of MSCI Emerging Markets Free Index.

[START LINE CHART]

                  Pioneer Emerging               MSCI Emerging
                  Markets VCT Portfolio*         Markets Free
                                                 Index
10/98                    10000                      10000
                         10832                      10510
                         10675                      10490
                         10503                      10170
2/99                     10605                      10050
                         12003                      10990
                         13487                      12550
                         13409                      12620
6/99                     14931                      14120
                         14525                      13610
                         14657                      12820
                         14162                      12330
10/99                    14463                      13460
                         15761                      15530
                         17766                      18750
                         17872                      19050
2/00                     18108                      21520
                         18197                      21150
                         16472                      17910
                         15791                      16260
6/00                     16347                      17323

[END LINE CHART]

The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 1,009 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Average Annual
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio   38.96%
(10/30/98)

1 Year              22.69%

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

2

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[SIDEBAR]

International investing may involve special risks, including differences in accounting and currency, as well as economic and political instability.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

[END SIDEBAR]

In the following discussion, Mark Madden, manager of Pioneer Emerging Markets VCT Portfolio, explains the current positioning of the Portfolio and factors impacting its performance.

Q:   How did the the Portfolio perform over the past six months?

A: For the six months ended June 30, 2000, Pioneer Emerging Markets VCT Portfolio delivered a total return of -7.61% at net asset value. In comparison, the MSCI Emerging Markets Free Index returned -7.99% for the same period. The 23 variable annuity emerging markets underlying funds tracked by Lipper returned an average of -6.76%. (Lipper is an independent firm that tracks variable annuity portfolio performance.)

Q: Where are you finding attractive investment opportunities in the emerging markets?

A: As a result of the recoveries in many of the economies in Asia and Latin America, we are finding numerous companies that we think are poised to deliver strong earnings growth over the next several years. For example, Portfolio holding Star Publications, a media company in Malaysia, is experiencing a sharp recovery in profitability. During the recession, advertising revenue fell by over 20% because advertising is one of the easiest expenses for companies to cut during difficult times. Now that the Malaysian economy has returned to strong growth, advertising revenues are recovering sharply.

     Your Portfolio benefited from the trend of multinational corporations in the United States and Europe increasingly outsourcing production and services to companies in developing countries in order to reduce costs and improve efficiency in bringing new products to the marketplace. Today, the need for semiconductor outsourcing is particularly strong with the increasing demand for products such as personal computers, cellular phones and internet devices. Portfolio holdings Taiwan Semiconductor Manufacturing and United Microelectronics of Taiwan are among the most competitive producers of semiconductor wafers in the world and we anticipate they'll benefit from growth in this industry.

Q: How did the recent correction in the U.S. equity markets affect the Portfolio's performance?

A: The correction in the U.S. equity markets led to similar corrections in nearly all equity markets worldwide. The primary cause for investor concern has been the potential for higher global inflation which would lead to an increase in U.S. interest rates. Despite the improving prospects of the countries and companies in which the Portfolio is invested, many of these holdings saw significant corrections in March and April. We believe that the current uncertainty relating to the prospects of the U.S. economy and equity markets may continue to weigh on equity markets in the near term. However, the recent improvement in many emerging market economies and companies has the potential to provide attractive investment opportunities for the intermediate to long term.

Q:   What is your outlook?

A: We view the recent correction in stock prices as an opportunity to add to existing positions that have compelling long-term prospects. The companies in your Portfolio are well established with strong underlying fundamentals, effective management, dynamic growth prospects and reasonable valuations. We believe that such companies have limited downside during market corrections and will reward shareholders who stay the course.

     Investing in emerging markets carries its own set of risks, including but not limited to, currency fluctuations, and social and economic instability. However, we feel confident that the long-term prospects warrant serious consideration. Arguably, accelerating economic growth, low inflation, stable interest rates and declining political risk all point to solid economic expansion in the years ahead.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Sector Distribution
(As a percentage of equity holdings)

Technology                  28%
Financial                   21%
Communication Services      16%
Healthcare                   9%
Consumer Staples             8%
Energy                       6%
Consumer Cyclicals           5%
Capital Goods                4%
Other                        3%

[END PIE CHART]

[START PIE CHART]

Geographical Distribution
(As a percentage of equity holdings)

United Kingdom             23.8%
France                     18.2%
Switzerland                10.5%
Germany                     9.6%
Italy                       8.0%
Netherlands                 7.9%
Finland                     6.8%
Sweden                      5.4%
Spain                       4.5%
Norway                      2.0%
United States               1.9%
Belgium                     1.0%
Portugal                    0.4%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of equity holdings)

1. Vodafone AirTouch Plc              4.63%
2. Nokia Oyj                          4.46
3. Dassault Systemes SA               3.07
4. Telefonaktiebologet LM Ericsson    2.39
5. Banca Fideuram SpA                 2.09

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00     12/31/99
Net Asset Value per Share   $13.30      $13.61
Accumulated Unit Value        1.3032      1.3396

Distributions per Share  Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)     Dividends   Capital Gains   Capital Gains
                         $0.023      $ -             $0.010

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer Europe VCT Portfolio at net asset value, compared to the growth of MSCI Europe Index.

[START LINE CHART]

                Pioneer Europe                 MSCI Europe
                VCT Portfolio*                 Index
10/98                10000                        10000
                     10150                        10532
                     10600                        10992
                     10750                        10922
2/99                 10260                        10644
                     10220                        10761
                     10480                        11081
                     10180                        10549
6/99                 10426                        10728
                     10486                        10827
                     10576                        10938
                     10566                        10854
10/99                10997                        11253
                     11787                        11557
                     13618                        12741
                     13338                        11834
2/00                 15600                        12451
                     15159                        12751
                     13909                        12188
                     13118                        12089
6/00                 13341                        12348

[END LINE CHART]

The Morgan Stanley Capital International (MSCI) Europe Index is an unmanaged, capitalization-weighted index of the 15 European country indices included in the MSCI EAFE (Europe, Australasia, Far East) Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Average Annual
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio   18.84%
(10/30/98)

1 Year              27.95%

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

4

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[SIDEBAR]

International investing may involve special risks, including differences in accounting and currency, as well as economic and political instability.

[END SIDEBAR]

Rising interest rates and investors' disenchantment with overvalued stocks, particularly in the technology and telecommunications sectors, triggered a cathartic retreat in global stock markets this spring. Europe, which held up relatively well in spite of a weak euro, saw the stirrings of a recovery by the end of June. In the following interview, manager Patrick M. Smith discusses the factors that influenced Pioneer Europe VCT Portfolio's performance.

Q: Did the sharp sell off in technology and telecommunications stocks impact performance?

A: The Portfolio's considerable investment in these sectors succumbed to market pressures, which began to mount in mid-March. Concerns about the impact of higher interest rates on corporate profits also took a toll on financial stocks. However, our decision to avoid the retail, automobile, steel and paper sectors entirely, allowed the Portfolio to sidestep these poorly performing industries. Prospects brightened toward the end of the reporting period, but the spring correction more than erased the gains achieved up until the sell off. In sum, the Portfolio posted a U.S. dollar-based total return of -2.04% at net asset value for the six months ended June 30, 2000. In comparison, the MSCI Europe Index returned -3.08%.

Q: Are you reassessing the Portfolio's technology-related holdings in light of their recent volatility?

A: In the current environment, we're proceeding cautiously but generally view the pullback in stock prices as an opportunity to add to existing positions. Technology stocks, by their very nature, can experience wide price swings. However, the companies in the Portfolio are large, well-established businesses that typically weather market downturns more successfully than their smaller, lesser-known counterparts. We're convinced of the fundamental strengths of each company and believe their longer-term growth prospects remain exceptionally strong.

Q:   Is the euro's decline tarnishing the performance of European stocks?

A: The euro's descent, from a high of $1.18 just after its launch in January 1999 to today's levels of approximately $0.95, has certainly weakened the returns of European investments in U.S. dollar terms. Fortunately, however, the strong performance of European stocks is more than making up for currency declines. Furthermore, a weaker currency carries advantages -- most notably, the export boom, which is advantageous for many Portfolio holdings, including Siemens (Germany) and Alcatel (France). Regardless of where this currency finds its equilibrium, the goal of a single currency is what made Europe's economic renaissance possible.

Q:   Where are you finding new investment opportunities?

A: With Y2K concerns behind them, software companies offer bright promise as companies big and small retool for Internet business. Companies providing software and information-technology services should profit from increased corporate spending on technology and the increasing motivation to outsource important services. Several holdings are well positioned to benefit from this opportunity. Framtidsfabriken (Sweden) and TJ Group (Finland) offer the expertise to help build web sites on the Internet. Intershop Communications (Germany) provides Internet commerce software.

     Beleaguered for months, the anticipation of sequencing the entire human genetic makeup is boosting prospects for the pharmaceutical industry. In the next decade, the human genome project will create myriad opportunities for drug companies investing heavily in the research and development of gene-derived drugs -- including Portfolio holdings SmithKline Beecham (United Kingdom) and Roche Holdings (Switzerland). We're also increasing the weighting of financial stocks, particularly in the banking sector, as stock valuations are quite compelling. Asset managers, including holdings Bipop-Carire (Italy) and Marschillek Lautenschlaeger und Patner (Germany) continue to profit from the region's rising stock markets.

Q:   What is your outlook?

A: Europe is experiencing an American-style recovery after a decade of corporate restructuring and policy reform. Inflation and interest rates have fallen, productivity is climbing and a technologically driven economy is emerging -- all of which are energizing profits and sending stock prices higher. Pending tax and pension reform will also encourage a more efficient redistribution of capital and invite further investment in the region's stock markets.

Pioneer International Growth VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Sector Diversification
(As a percentage of equtiy holdings)

Technology               27%
Communication Services   18%
Consumer Cyclicals       12%
Financial                12%
Consumer Staples          9%
Basic Materials           5%
Energy                    5%
Capital Goods             5%
Healthcare                4%
Other                     3%

[END PIE CHART]

[START PIE CHART]

Geographical Distribution
(As a percentage of equtiy holdings)

Europe         67%
Japan          17%
Australasia     9%
Americas        4%
Other           3%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of equity holdings)

1. Nokia Oyj                             2.46%
2. Vodafone AirTouch Plc                 2.24
3. Telefonica SA                         1.98
4. Koninklijke Philips Electronics NV    1.93
5. NTT DoCoMo, Inc.                      1.78

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00     12/31/99
Net Asset Value per Share   $14.30      $15.38
Accumulated Unit Value        1.5287      1.6434

Distributions per Share  Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)     Dividends   Capital Gains   Capital Gains
                         $0.108      $ -             $ -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer International Growth VCT Portfolio at net asset value, compared to the growth of MSCI EAFE Index.

[START LINE CHART]

                     Pioneer International               MSCI EAFE
                     Growth VCT Portfolio*               Index
3/95                         10000                        10000
6/95                         10360                        10073
                             11053                        10918
6/96                         11845                        11411
                             11998                        11579
6/97                         13888                        12877
                             12581                        11784
6/98                         12885                        13661
                             12163                        14137
6/99                         12983                        14697
                             17561                        17950
6/00                         16451                        17222

[END LINE CHART]

Index comparison begins 3/31/95. The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index is an unmanaged, capitalization-weighted index of international stock markets. The Index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends, and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Average Annual
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio    9.75%
(3/1/95)

5 Years              9.69%

1 Year              26.71%

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

6

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer International Growth VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[SIDEBAR]

International investing may involve special risks, including differences in accounting and currency, as well as economic and political instability.

[END SIDEBAR]

Stock markets around the globe retreated in the later months of the period and given the tremendous appreciation of Internet-related and telecommunications stocks since last fall, it's not surprising that these sectors would fall the hardest. Information technology, media and capital goods, however, which comprise a considerable area of investment for Pioneer International Growth VCT Portfolio, prospered during the period. In the following interview, Pavlos M. Alexandrakis, your Portfolio's manager, explains the impact of these and other events on the Portfolio's performance.

Q: Did the correction in Internet-related and telecommunications stocks affect the Portfolio dramatically?

A: The pullback in these sectors was considerable and the Portfolio's generous weighting in technology and telecommunications stocks compounded the influence of the market's reversal on its performance. Nevertheless, we remain enthusiastic about prospects for these companies and have been adding to our positions at these more affordable prices. Portfolio holdings British Telecom, Vodafone AirTouch (UK), Nippon Telegraph & Telephone (Japan) and Koninklijke Philips Electronics (Netherlands) are all world-class companies with strong long-term growth potential.

     For the six months ended June 30, 2000, the Portfolio returned -6.32% at net asset value. The 131 variable annuity international underlying funds tracked by Lipper, Inc. posted an average of -3.59% for the same period. (Lipper is an independent firm that tracks annuity portfolio performance.)

Q: Is the global trend toward higher interest rates affecting the Portfolio's financial holdings?

A: Yes, but the impact was mixed. Bank stocks, including Lloyds TSB Group and Royal Bank of Scotland in the United Kingdom, were hardest hit. The Portfolio's investments in asset managers such as Axa (France) directly benefited from rising stock markets, particularly in Europe. Bipop-Carire (Italy) is benefiting from Internet banking and e-trading.

     The potential for higher inflation has all of the world's central banks on the defensive. While the Portfolio does not invest in the United States, we're closely monitoring the Federal Reserve's aggressive monetary policy, since its interest rate decisions have strong implications internationally.

Q:   Is the euro's decline tarnishing the performance of European stocks?

A: The euro's descent, from a high of $1.18 just after its launch in January 1999 to today's levels of approximately $0.95, has certainly weakened the returns of European investments in U.S. dollar terms. However, a weaker currency carries some advantages -- most notably, it helps boost exports, which is advantageous for many Portfolio holdings, including Siemens (Germany) and Nestle (Switzerland).

Q:   Are you seeing further evidence of reform in Japan?

A: Yes. After years of stagnation, Japan is undergoing positive change that bodes well for its future economic growth. Financial institutions are restructuring and Japanese companies are eliminating excess capacity and improving their profitability. As in Europe, the growth of pensions and mutual funds is creating a shareholder constituency that demands reform in Japan's corporate-governance structures and a greater role of profitability standards in business decision-making. A surge in foreign investments and an explosion of mergers and acquisitions is also changing the landscape, albeit slowly.

     The ability of the Internet economy to revolutionize old business practices cannot be overstated. Portfolio holding Softbank is creating a whole host of financial consumer services, including E*Trade Japan and Morningstar Japan for stock quotations.

Q:   What is your outlook?

A: The roller coaster ride of the past six months raises more than a few eyebrows. However, the correction is producing a tangible shift in investor psychology -- helping to wring out euphoric speculation and restoring balance to the financial markets. A more rational mentality is taking hold that prizes profits over promise and performance over vision -- particularly in the dazzling world of "new economy" dot-com stocks. At Pioneer, we've always emphasized the bottom line fundamentals and think a return to the basic tenets of investing bodes well for the companies comprising your Portfolio.

Pioneer Science & Technology VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                             76%
Short-Term Cash Equivalents                    14%
International Common Stocks                     8%
Depositary Receipts for International Stocks    2%

[END PIE CHART]

[START PIE CHART]

Sector Distribution
(As a percentage of equity holdings)

Technology               89%
Capital Goods             6%
Healthcare                4%
Communication Services    1%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of equity holdings)

1. Intel Corp.                4.33%
2. Micron Technology, Inc.    2.85
3. Applied Materials, Inc.    2.45
4. Novellus Systems, Inc.     2.29
5. Oracle Corp.               2.27

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00     5/1/00
Net Asset Value per Share   $11.69      $10.00
Accumulated Unit Value        1.1663      1.0000

Distributions per Share  Income      Short-Term      Long-Term
(5/1/00 - 6/30/00)       Dividends   Capital Gains   Capital Gains
                         $ -         $ -             $ -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer Science & Technology VCT Portfolio at net asset value, compared to the growth of the Nasdaq Composite Index.

[START LINE CHART]

         Pioneer Science &                   Nasdaq Composite
         Technology VCT Portfolio*           Index
5/31/00            10000                          10000
6/30/00            12318                          11662

[END LINE CHART]

The NASDAQ Composite Index is a capitalization-weighted index based on the total market value of all the issues that compose it. It reflects the performance of more than 5,500 companies. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Cumulative
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio   16.90%
(5/1/00)

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

8

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Science & Technology VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[SIDEBAR]

Companies in the rapidly changing field of science and technology often face special risks. For example, products may not be commercially successful or may become obsolete quickly.

The Portfolio invests in small- and medium-capitalization stocks, which may be more volatile and less liquid than large-cap issues. The Portfolio also invests in international securities, which are subject to special risks including fluctuations in currency, differing regulatory and accounting standards, and periods of illiquidity.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

[END SIDEBAR]

In the following discussion Kenneth G. Fuller, Thomas A. Crowley and Robert C. Junkin, co-managers of Pioneer Science & Technology VCT Portfolio, describe the factors that drove the Portfolio's strong performance since its inception.

Q: How did the Portfolio perform during this fairly turbulent period for technology companies?

A: The Portfolio began operations on May 1, 2000, and the timing was fortuitous. Two months of volatile markets followed, creating opportunities for the management team to select stocks and deliver favorable results. The Portfolio had a return of 16.90% for the period, outdistancing its benchmark, the NASDAQ Composite Index, which fell 13.27%.

Q:   What were some of your strategies?

A: From the outset, we have invested in companies chosen for the attractive potential of their technologies. Strong cash flows into the Portfolio (as represented by short-term cash equivalents in the pie chart) enabled us to add to these positions and invest in promising new issues as they became available. We avoided dot-com companies, a particularly weak area during the quarter.

Q:   Which of your approaches worked, and which didn't?

A: For one thing, we emphasized semiconductor stocks because of continued high demand for semiconductors and the machinery that makes them. In that sector, Intel and Micron Technology, two of the world's largest chip manufacturers, contributed to performance.

     With the global buildout of the Internet far from complete and wireless communications growing rapidly, makers of communication equipment also performed well. Sycamore Networks and Ciena both focus on optical switching and network management, while Power-One, a maker of power supplies for the communications market, was another strong performer.

     Results in software were neutral, overall. Citrix Systems fell after cutting projections for both earnings and revenues, and Harmonic suffered acquisition-related problems. But the software products of Ariba and E.Piphany benefited from growth in the Internet's infrastructure.

Q: The biotech industry has changed over the years. How are you approaching it today?

A: Biotechnology, perhaps the most dynamic sector of the trillion-dollar healthcare industry, has matured considerably since the late 1980's and early 1990's, when promised breakthroughs failed to materialize and stocks crumbled. Today, many companies are delivering real earnings from products developed through solid science. Millennium Pharmaceuticals, a genomics driven healthcare company, and QLT Phototherapeutics, a leader in developing light-activated treatments for ocular disease, are examples.

Q:   Why has the Portfolio tilted more toward technology than to healthcare?

A: We have no preconceived ideas on how much to allocate to each sector. Our approach is more bottom-up -- we visit companies and talk to engineers, scientists and physicians. From these conversations we hope to determine what technology transitions are likely over the next 12-18 months, which companies can benefit and which might be harmed. But we start by looking for the most promising technologies across the worlds of technology and science.

     Our current allocation is the result of finding better company fundamentals and more attractive valuations in technology than in healthcare, at least for now. This Portfolio is very flexible, however, and if the technology picture changes we can shift emphasis to healthcare.

Q:   What is your outlook for these two areas of the economy?

A: There are trends in place that we believe will drive growth in technology for the foreseeable future. For most corporations, investing in technology is no longer discretionary. Companies must exploit the Internet to stay in touch with customers and suppliers, to remain competitive and to lower their costs. Other trends that technology serves -- broadband, wireless communications, increasing explosive worldwide need for Internet access and infrastructure -- should fuel demand for several years.

     Meanwhile, our aging population means that millions of Americans will require more medicines and other therapies; this demographic trend is inexorable and should continue for 10 or 15 years. And the human genome project implies the discovery and development of important new drugs and treatment of diseases that are not feasible today.

     The objective of this Portfolio is to make capital grow. Toward that end, we will continue to purchase the most attractive stocks we can find in an effort to capitalize on these important trends.

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                             92.5%
International Common Stocks                     3.7%
Short-Term Cash Equivalents                     3.3%
Depositary Receipts for International Stocks    0.5%

[END PIE CHART]

[START PIE CHART]

Sector Distribution
(As a percentage of equity holdings)

Technology                20%
Financial                 15%
Consumer Cyclicals        12%
Utilities                 10%
Energy                    10%
Consumer Staples           9%
Healthcare                 9%
Capital Goods              8%
Basic Materials            5%
Communication Services     2%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of equity holdings)

1. NCR Corp.                                      4.87%
2. Imation Corp.                                  3.73
3. Columbia/HCA Healthcare Corp.                  3.53
4. Financial Security Assurance Holdings, Ltd.    2.78
5. Viacom, Inc. (Class B) (Non-voting)            2.53

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00     12/31/99
Net Asset Value per Share   $15.38      $16.26
Accumulated Unit Value        1.7277      1.7054

Distributions per Share  Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)     Dividends   Capital Gains   Capital Gains
                         $0.125      $ -             $1.089

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer Mid-Cap Value VCT Portfolio at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index.

[START LINE CHART]

                    Pioneer Mid-Cap Value       S&P 500
                    VCT Portfolio*              Index
3/95                       10000                 10000
6/95                       10650                 11315
                           11713                 12943
6/96                       13527                 14247
                           13473                 15906
6/97                       15541                 19182
                           16800                 21208
6/98                       18228                 24956
                           16125                 27256
6/99                       18814                 30620
                           18241                 32978
6/00                       18609                 32831

[END LINE CHART]

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Average Annual
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio    12.33%
(3/1/95)

5 Years              11.81%

1 Year               -1.09%

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

10

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[SIDEBAR]

On May 1, 2000, the name of Capital Growth Portfolio changed to Pioneer Mid-Cap Value VCT Portfolio.

Mid-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuation than securities of larger companies.

[END SIDEBAR]

In the following interview Rod Wright, the portfolio manager of Pioneer Mid-Cap Value VCT Portfolio, discusses the market environment and the Portfolio's performance for the six-month period ended June 30, 2000.

Q:   How did the Portfolio perform?

A: For the six-month period ended June 30, 2000, the Portfolio returned 2.02%, at net asset value. The Portfolio's return surpassed the -0.45% return of the Standard & Poor's 500 Index and was slightly behind the 3.29% average return for annuity portfolios in the Lipper growth category. (Lipper is an independent firm that tracks annuity portfolio performance.) The Portfolio performed particularly well in the latter part of the period, as investors turned away from high-valuation technology stocks and began focusing on stocks of companies with reasonable valuations and strong fundamentals.

Q:   What factors influenced the Portfolio's performance?

A: The biggest factors that helped the performance were a healthy weighting in energy companies and a relative underweighting in technology stocks. In energy, Portfolio investments in oil, gas and service companies performed well, while the technology sector in general fell into a sharp correction starting in mid-March.

     Mergers and acquisition activity benefited the Portfolio when larger companies acquired five portfolio holdings: ETEC Systems; Financial Security Assurance Holdings; ReliaStar Financial; Young & Rubicam; and Sterling Commerce. In addition, restructurings at two other holdings, Borders Group and DPL, supported performance.

Q: While the Portfolio deemphasized technology, tech companies still represented the largest industry weighting. In what types of technology companies did you invest?

A: At a time when most industry benchmarks had technology weightings of more than 30%, the Portfolio ended the fiscal period with about 20% invested in the industry. Not only was the Portfolio significantly underweighted in technology, but about half the technology holdings were, what we call, "value" technology companies. These are companies whose stock performance is more dependent on company fundamentals than on the direction of the NASDAQ Composite Index. A good example is Imation, one of the Portfolio's largest holdings. Imation is debt-free, with strong cash flow, growing earnings and very reasonably priced stock. The company is involved in the manufacture and distribution of media storage devices, including tapes for large technology companies and CDs for computers. The company's strong fundamentals and low stock price were very attractive.

Q:   Outside of technology, what were some of your other industry themes?

A: On June 30, the Portfolio had about 9% of net assets in energy stocks, and these investments definitely helped. Among the holdings were R & B Falcon and Transocean Sedco Forex, two offshore drilling companies. Performance was boosted by holdings in several domestic exploration and production companies, including Apache, Ocean Energy and Burlington Resources.

     Beyond energy, the emphasis on healthcare stocks and deemphasis of financial services stocks worked well. The consumer cyclicals and consumer staples sectors were well represented in the Portfolio, at 12% and 9% of net assets, respectively.

Q: The Portfolio's name changed in May from Capital Growth Portfolio to Pioneer Mid-Cap Value VCT Portfolio. Why was the name changed?

A: We believed the new name better describes our investment approach. Our focus is on mid-cap companies, and our approach is value-oriented: investing in what we believe are reasonably priced companies. We attempt to buy solid companies with strong fundamentals, but we also pay attention to valuation to ensure we pay appropriate prices.

Q:   What is your outlook for mid-cap value stocks?

A: We are optimistic about the mid-cap value sector and think it has the potential to be one of the better performing sectors. This is an area that has underperformed for a number of years and has been very much overlooked. And yet, if the economy slows down, we think investors will be served well investing in companies with the types of resources, histories, market positions, experienced managements, credit lines and established distribution networks that many mid-cap companies possess. We believe the recent good performance of mid-cap value stocks is not a short-term phenomenon.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                              96%
Depositary Receipts for International Stocks     3%
Short-Term Cash Equivalents                      1%

[END PIE CHART]

[START PIE CHART]

Sector Distribution
(As a percentage of equity holdings)

Consumer Staples            31%
Technology                  17%
Consumer Cyclicals          13%
Financial                   13%
Capital Goods               11%
Healthcare                  10%
Basic Materials              3%
Communication Services       2%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of equity holdings)

1. Sealed Air Corp.               6.75%
2. Infinity Broadcasting Corp.    6.43
3. Dollar General Corp.           6.42
4. Walgreen Co.                   5.54
5. Progressive Corp.              4.88

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00     12/31/99
Net Asset Value per Share   $19.88      $21.92
Accumulated Unit Value        1.4042      1.4199

Distributions per Share  Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)     Dividends   Capital Gains   Capital Gains
                         $ -         $ -             $1.917

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer Growth Shares VCT Portfolio at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index.

[START LINE CHART]

             Pioneer Growth Shares       S&P 500
             VCT Portfolio*              Index
10/97                10000                10000
12/97                10227                10654
                     11773                12137
6/98                 12574                12537
                     11094                11292
12/98                13561                13692
                     14761                14373
6/99                 14970                15382
                     13314                14423
12/99                14637                16567
                     15010                16944
6/00                 14576                16493

[END LINE CHART]

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Average Annual
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio    15.16%
(10/31/97)

1 Year               -2.63%

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

12

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[SIDEBAR]

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise returns would have been lower.

[END SIDEBAR]

Equity markets exhibited great volatility during the first six months of 2000, with technology stocks leading a rally during the first quarter, only to fall sharply during the second three-month period. The following is an interview with Jeffrey B. Poppenhagen, the portfolio manager of Pioneer Growth Shares VCT Portfolio.

Q: How would you characterize the Portfolio's performance during the six-month period?

A: The Portfolio's defensive positioning helped it avoid the worst of the technology sell-off during the second quarter. However, our deemphasis of financial services company stocks, particularly banks and securities firms, was the primary factor in our underperformance versus our peers. For the six-month period, the Portfolio returned -0.41% at net asset value; in comparison, the average return of the 224 variable annuity growth portfolios tracked by Lipper, Inc. was 3.29%. (Lipper is an independent firm that tracks annuity portfolio performance.)

Q: Despite making modest additions to your technology investments, you have continued to place the greatest emphasis on stocks that seem to entail less risk. Please comment.

A: We believe the stock market has been driven by excessive speculation, primarily in technology stocks but also in leveraged financial services stocks such as the banks and securities firms. We are not sure when it will happen, but we are confident that this excessive speculation will cease and aggressive investments in technology and financial services will suffer. We may even have seen the start of this process during the second quarter of 2000, although it is possible the speculation may continue for a number of months.

     We continue to overweight defensive industries that we think can hold up well -- such as convenience stores and pharmacies, consumer staples and property-and-casualty insurance companies -- in an effort to shield the Portfolio against extreme market volatility. Companies in these industries are more likely to meet the standards of our long-term investment discipline. We like to invest in companies that are well positioned to take advantage of market trends, have competitive advantages that they can defend and have demonstrated an ability to generate superior returns on invested capital. Currently, we are not finding many companies in the technology or financial services sector that meet our investment criteria.

Q:   What are some of the companies that do meet your criteria?

A: We have been extremely bullish on Berkshire Hathaway. While most people think of Berkshire Hathaway as an investment company, it remains largely an insurance company that is extremely well capitalized. It has avoided much of the temptation that has lured many property-and-casualty insurers into underwriting business at unprofitable levels. As other property-and-casualty insurers run into trouble because of their past underwriting, Berkshire Hathaway will look very attractive to companies buying insurance. At the same time, the company has about $30 billion in fixed income securities that it can easily redeploy into stocks when equity prices become more attractive.

     We also like convenience stores such as Walgreen and Dollar General. The public is time constrained and often looks for convenient outlets to buy basic products. These chains have generated extraordinary returns on invested capital, yet each has established a niche that makes it extremely difficult for new competition. We also are very bullish on Sealed Air, a leader in the packaging industry, even though it has experienced some short-term problems.

Q:   What is your outlook for the future?

A: We think the investment environment will change. While, historically, we have been bullish about the potential of technology stocks, we believe their prices have been driven to excessively high valuations. We will continue to follow what we believe are the basic principles of investing. To that end, we avoid market timing and select only those stocks whose prices reflect the worth of the business. That's why we concentrate the Portfolio in solid companies that we think have strong growth potential over the long-term. We believe this investment discipline should bode well for investors.

Pioneer Real Estate Growth VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks             96%
International Common Stocks     4%

[END PIE CHART]

[START PIE CHART]

Sector Distribution
(As a percentage of equity holdings)

Real Estate Investment Trusts       96%
Real Estate Services                 4%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of equity holdings)

1. Equity Office Properties Trust     6.54%
2. Reckson Associates Realty Corp.    4.45
3. Starwood Hotels & Resorts Trust    4.42
4. AvalonBay Communities, Inc.        4.23
5. Duke-Weeks Realty Corp.            4.13

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00     12/31/99
Net Asset Value per Share   $13.11      $11.73
Accumulated Unit Value        1.5946      1.4002

Distributions per Share   Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)      Dividends   Capital Gains   Capital Gains
                          $0.340      $ -             $ -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer Real Estate Growth VCT Portfolio at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index and Wilshire Real Estate Securities Index.

[START LINE CHART]

           Pioneer                   S&P 500        Wilshire
           Real Estate Growth        Index          Real Estate Securities
           VCT Portfolio*                           Index
3/95               10000              10000              10000
6/95               10721              10951              10435
                   11696              12528              11322
6/96               12316              13790              12360
                   15875              15396              15497
6/97               16875              18566              16507
                   19235              20527              18565
6/98               18090              24155              17579
                   15629              26381              15330
6/99               16414              29637              16369
                   14977              31920              14841
6/00               17203              31777              17099

[END LINE CHART]

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of 113 real estate securities. The Index is 93% REITs (real estate investment trusts) (equity and hybrid) and 7% real estate operating companies. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the indices.

Average Annual
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio   10.69%
(3/31/95)

5 Years              9.92%

1 Year               4.80%

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

14

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Real Estate Growth VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[SIDEBAR]

Effective July 17, 2000 Jeff Caira assumed responsibility for day-to-day management of the Portfolio.

Real-estate related investments involve specific risks, including those related to general and local economic conditions and individual properties.

[END SIDEBAR]

As the euphoria over technology and telecommunications stocks waned this spring, a tangible shift in investor psychology took place. The stock market's steep retreat and increased volatility humbled performance expectations which, in turn, renewed an appreciation for the basic principles of investing. Amidst the correction, many investors sought shelter in bricks and mortar. Undervalued for some time, real estate investment trusts (REITs) rallied dramatically during the first half of 2000. In the following interview, Portfolio manager Jeff Caira discusses the sector's rebound and prospects going forward.

Q:   What sparked the rebound in real estate investments?

A: Investors have shifted into a decidedly more value-conscious and risk-averse mood in recent months. Recognizing that real estate offers an effective way to diversify away from the stock market, investors moved assets into undervalued REITs -- pushing prices higher. Positive trends, including low vacancy rates, rising rents and higher property prices, as well as the real estate sector's tendency to move independently of other asset classes, are enhancing its appeal.

     For the six months ended June 30, 2000, Pioneer Real Estate Growth VCT Portfolio climbed 14.86% at net asset value -- surpassing the average return of 13.79% for the 26 variable annuity real estate portfolios tracked by Lipper, Inc. (Lipper is an independent firm that tracks annuity portfolio performance.) The NAREIT Equity REIT Index and the Wilshire Real Estate Securities Index rose 12.66% and 15.21%, respectively.

Q:   How important is geography in your evaluation process?

A: We favor real estate companies with smart managements and strong growth prospects, but knowing whether a REIT is a timely opportunity often depends on geography. For instance, REIT holdings in the Portfolio with properties located in the Northeastern United States, Manhattan or on the West Coast were big winners, where barriers to new supply are great. Strong demand and limited supply are contributing to an imbalance, which provides a natural price support for rents. Portfolio holdings Essex Property Trust and Boston Properties exemplify this strategy.

Q: Did the Fund's sector emphasis on office/industrial and apartments prove rewarding?

A: Yes. Office/industrial REITs enjoyed strong growth, particularly in large metropolitan areas, and this performance is setting a positive tone for the real estate sector in general. Mission West Properties and Spieker Properties, the Portfolio's second and third best performers for the six-month period, have a solid presence in Silicon Valley. As current leases expire, these REITs are negotiating new contracts for a variety of properties, many of which are rented by dot-com companies. The rollover of below-market leases at today's considerably higher market rates is locking in attractive rents for years to come.

     The Portfolio's investments in apartments also proved beneficial. REITs can quickly pass on inflationary pressure to renters, since they typically lease by the year. We changed the Portfolio's geographic focus in apartments a bit to favor the southwest and southeast.

Q:   Is the strong economy benefiting hotel REITs?

A: Absolutely. After months of underperformance, hotels delivered strong results. Starwood Hotels & Resorts was the Portfolio's top performer. First and second quarter increases in revenue per room, a common measure of hotel profitability, exceeded Wall Street expectations. Shopping center REITs, another beneficiary of the strong economy, posted double-digit returns for the six months. We'll be watching this sector closely, as prospects for retail REITs depend on the credit quality of the tenants and consumers' willingness to spend.

Q:   What is your outlook?

A: REITs made great strides in recent months, as investors recognized the industry's fundamental growth possibilities, steady income potential and diversification advantages. We're heartened by the rally in REITs and believe they have the potential to perform well in the future. We feel that the income potential as well as the longer-term growth potential of REITs provides a solid investment foundation for investors.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                             94.0%
Depositary Receipts for International Stocks    4.1%
International Common Stocks                     1.6%
Short-Term Cash Equivalents                     0.3%

[END PIE CHART]

[START PIE CHART]

Sector Distribution
(As a percentage of total equity holdings)

Technology               23%
Financial                15%
Consumer Cyclicals       12%
Consumer Staples         12%
Communication Services   12%
Healthcare               12%
Energy                    6%
Capital Goods             3%
Basic Materials           2%
Other                     3%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of equity holdings)

1. Schering-Plough Corp.       3.33%
2. SBC Communications, Inc.    2.55
3. Intel Corp.                 2.48
4. Texas Instruments, Inc.     2.44
5. IBM Corp.                   2.37

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00     12/31/99
Net Asset Value per Share   $23.38      $22.70
Accumulated Unit Value        1.5431      1.4951

Distributions per Share  Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)     Dividends   Capital Gains   Capital Gains
                         $0.080      $0.134          $ -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer Fund VCT Portfolio at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index.

[START LINE CHART]

              Pioneer Fund VCT            S&P 500
              Portfolio*                  Index
10/97             10000                    10000
12/97             10543                    10654
                  11944                    12137
6/98              11964                    12537
                  10985                    11292
12/98             13296                    13692
                  13525                    14373
6/99              14728                    15382
                  13877                    14423
12/99             15411                    16567
                  15785                    16944
6/00              16018                    16493

[END LINE CHART]

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Index returns assume reinvestment of dividends, and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Average Annual
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio   19.30%
(10/31/97)

1 Year               8.76%

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

16

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[SIDEBAR]

On May 1, 2000, the name of Growth and Income Portfolio changed to Pioneer Fund VCT Portfolio.

[END SIDEBAR]

In the following discussion John Carey, the portfolio manager for Pioneer Fund VCT Portfolio, discusses the events and factors that influenced the Portfolio's performance over the last six months.

Q:   How would you characterize the market environment over the last six months?

A: The stock market has been extremely volatile. From the beginning of the year through the end of the first week of March, it seemed investors were only interested in technology; but the tables turned, and a deep correction in that sector ensued. In the last week of May, the tables turned yet again, and technology began to recover; this recovery continued through the end of the six-month period.

     In the meantime, the rest of the market varied greatly. Several sectors that had lagged during most of 1999 performed relatively well, such as pharmaceuticals, electric utilities, and some of the financial and food stocks. Other stocks that should have done better in a period of higher inflation, such as the basic materials and the large oil stocks, performed poorly. On the whole, a diversified approach to the market, with an emphasis on more conservatively valued names, proved a worthwhile strategy.

Q:   How did the Portfolio perform during the period?

A: The Portfolio managed to hold its own in a quite difficult period. We stayed essentially fully invested and maintained a diversified portfolio that included many stocks that did fairly well. As a result, the Portfolio's return, 3.94% (at net asset value), outperformed the average return of the 215 variable annuity growth and income portfolios tracked by Lipper Inc., -1.13%. (Lipper is an independent firm that monitors annuity portfolio performance.)

Q:   How do you determine if a stock is appropriate for the Portfolio?

A: There are three steps. First, we establish the general suitability of a company for the Portfolio; we look for financial strength, prominent industry position, a dynamic of sales and earnings growth and a skilled management committed to shareholder value. Second, within that universe of suitable stocks we focus our research on identifying investment opportunities: companies with the potential to earn more money over the next three to five years than the stock market is anticipating. We especially look for companies that can enhance earnings by turning around a troubled division, successfully executing a change in strategy, introducing new products, entering new markets or improving productivity through better management or new technology. Third, we apportion new investments among different industries and sectors to keep the Portfolio diversified and to moderate the risk of exposures to the various economic and business cycles.

     Here are four examples of companies we have recently found attractive, and why. Motorola is a leader in three areas: cellular phones, telecommunications equipment and semiconductors. During the correction in the technology sector, the share price fell by more than half. We thought that Wall Street analysts were too closely focused on short-term "disappointments" instead of the long-term strengths of the company in some very rapidly expanding industries, so we added to our position. Likewise, we have maintained our positions in such companies as BellSouth, Colgate-Palmolive and Bristol-Myers Squibb, despite their rather cool reception by the stock market so far this year. In each case we can see "value" in the stock beyond what the market perceives because we are taking, we think, a more long-term perspective.

Q:   Why is patience so important when managing Pioneer Fund VCT Portfolio?

A: We think that everyone will be familiar with the fable of the hare and the tortoise. It was our founder, Philip L. Carret, who set us on "the tortoise road to wealth", still the route we ply. "Slow and steady" may win the race, but along the way one does sometimes wish that the scenery would change just a bit more quickly. That is where patience -- discipline and an outlook and interest in the "subtle" changes in detail formed by many decades of investment experience -- comes in.

Q: What is your outlook for stocks whose underlying values are, in your opinion, being underestimated by the market?

A: The most striking thing about the stock market over the last few years has been its infatuation with technology, and not just the Internet but also everything having to do with computers, telecommunications equipment, software and semiconductors. At a certain point it seems to us that prices are no longer being driven by the "fundamentals" of sales, earnings and shareholder equity but by frenzied demand. Pioneer Fund VCT Portfolio has benefited from the strength of the technology sector, as we have owned a number of the popular names that we purchased when they were out of favor. But every trend in the market reaches a limit. Eventually prices, earnings, book value and dividends do matter. We think that the rockiness of the market over the past few months should indicate that we are in a time of change. Going forward, it is our opinion that the path to success in this period of transition will be to continue our diversified and value-oriented approach to investing.

Pioneer Equity-Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                98%
U.S. Convertible Securities        2%

[END PIE CHART]

[START PIE CHART]

Sector Distribution
(As a percentage of equity holdings)

Financial                     18%
Communication Services        16%
Utilities                     16%
Consumer Staples              12%
Healthcare                    12%
Energy                         7%
Technology                     6%
Consumer Cyclicals             6%
Capital Goods                  3%
Other                          4%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of equity holdings)

1. SBC Communications, Inc.                5.27%
2. Schering-Plough Corp.                   4.81
3. U.S. West Communications Group, Inc.    4.06
4. BestFoods                               3.72
5. Exxon Mobil                             3.42

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00     12/31/99
Net Asset Value per Share   $18.71      $20.72
Accumulated Unit Value        2.1980      2.2192

Distributions per Share  Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)     Dividends   Capital Gains   Capital Gains
                         $0.240      $ -             $1.741

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer Equity-Income VCT Portfolio at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index.

[START LINE CHART]

          Pioneer Equity-Income          S&P 500
          VCT Portfolio*                 Index
3/95               10000                  10000
6/95               10990                  11315
                   12362                  12943
6/96               12881                  14247
                   14240                  15906
6/97               16867                  19182
                   19257                  21208
6/98               21635                  24956
                   23455                  27256
6/99               25207                  30620
                   23739                  32978
6/00               23677                  32831

[END LINE CHART]

The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Average Annual
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio    17.52%
(3/1/95)

5 Years              16.59%

1 Year               -6.07%

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

18

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Equity-Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

In the following discussion John Carey, the portfolio manager of Pioneer Equity-Income VCT Portfolio, reviews the market environment and the Portfolio's performance for the 6-month period ended June 30, 2000.

Q: Why have the last six months been rough for investors in dividend-paying stocks? How did Pioneer Equity-Income VCT Portfolio perform in this environment?

A: The focus of the stock market on high-growth, technology stocks reached a fever pitch in the first couple months of 2000. Naturally this was a difficult period for a distinctly "old economy" investment vehicle like that of Pioneer Equity-Income VCT Portfolio. However, after the first week of March, investors grew skittish over the sky-high price-to-earnings multiples on leading technology stocks -- especially in view of rising interest rates and somewhat lower earnings expectations -- and a sharp correction in that sector ensued.

     The investment results for the six months ended June 30, 2000 still reflect the different performances during most of that period between the higher dividend-paying stocks in the Portfolio and the leading growth stocks that drive the Standard & Poor's 500 Index. The Portfolio returned -0.26% at net asset value for the period. The Portfolio's return surpassed the -1.65% average return for the 44 annuity portfolios in the Lipper, Inc. equity income universe. (Lipper is an independent firm that tracks annuity portfolio performance.)

Q:   Is it difficult to maintain a consistent approach in today's market?

A: While we are troubled by near-term underperformance, we believe that the longer-term record of the Portfolio justifies our confidence in the conservative strategy we have pursued. Of course it is tempting to chase fads and bend with every beguiling wind that blows through the stock market. But we do not think that frequently changing course would be prudent.

Q:   What changes did you make in the Portfolio during the period?

A: The six-month period ended June 30 was an active one for the Portfolio. We took advantage of market volatility to consolidate the Portfolio into a shorter list of securities. We realized gains in some cases, for instance in our liquidations of Sprint, The Bank of New York and Minnesota Mining & Manufacturing. In other cases we took losses, for example in our disposals of Goodyear Tire & Rubber, Lockheed Martin and Harris. Our Indiana Energy became Vectren, and we received shares of BP Amoco, which we subsequently sold, in exchange for our shares of Atlantic Richfield in yet another corporate merger. Reflecting our aim to focus the Portfolio, we did not add any positions during the period.

Q:   What is your view of the current stock market environment?

A: We are a bit relieved that the "spell" of high tech has been broken and that investor interest appears to have broadened to include stocks in other sectors. Risks remain, however -- as they always do. The main concern for us is the rising level of interest rates and the possibility that rates will go up more than the stock market has "factored in." Overall, higher rates can have a dampening effect on economic growth and stock-market performance.

     It is at times like this when experience is a friend. We take comfort from our 72 years of experience at Pioneer in managing through all kinds of different markets. We would counsel patience, and remind you to focus on the long-term investment goals that led to your initial interest in the Portfolio. We are much appreciative for your support.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                            57%
Corporate Bonds                               20%
U.S. Government Agency Obligations            14%
U.S. Treasury Obligations                      6%
International Stocks                           2%
Depositary Receipts for International Stocks   1%

[END PIE CHART]

[START PIE CHART]

Sector Distribution
(As a percentage of long-term holdings)

U.S. Government Securities     20%
Technology                     19%
Financial                      14%
Consumer Staples                8%
Healthcare                      8%
Energy                          8%
Consumer Cyclicals              7%
Communication Services          6%
Capital Goods                   5%
Utilities                       3%
Other                           2%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of long-term holdings)

1. Intel Corp.                             3.77%
2. U.S. Treasury Bonds, 8.125%, 8/15/19    3.08
3. Texas Instruments, Inc.                 2.94
4. EMC Corp.                               2.92
5. Ford Motor Co.                          2.80

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00     12/31/99
Net Asset Value per Share   $14.45      $14.31
Accumulated Unit Value        1.5878      1.5576

Distributions per Share  Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)     Dividends   Capital Gains   Capital Gains
                         $0.240      $ -             $ -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer Balanced VCT Portfolio at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index and Lehman Brothers Government/Corporate Bond Index.

[START LINE CHART]

          Pioneer                    Lehman Brothers Government/       S&P 500
          Balanced VCT Portfolio*    Corporate Bond Index              Index
3/95               10000                        10000                   10000
6/95               10810                        10499                   11315
                   12084                        11048                   12943
6/96               12686                        11025                   14247
                   13806                        11495                   15906
6/97               15180                        11820                   19182
                   16239                        12400                   21208
6/98               17259                        12830                   24956
                   16667                        13446                   27256
6/99               17136                        13367                   30620
                   17089                        13498                   32978
6/00               17543                        13933                   32831

[END LINE CHART]

Index comparisons begin 3/31/95. The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Lehman Brothers Government/Corporate Bond Index is an unmanaged measure of investment-grade domestic and Yankee bonds. Bonds in the Index must be publicly issued, fixed-rate and non-convertible. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the indices.

Average Annual
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------


Period
Life-of-Portfolio   11.10%
(3/1/95)

5 Years             10.17%

1 Year               2.37%

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

20

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

Early in the year, the market was driven primarily by soaring technology stocks. Most of the gains achieved by these stocks were wiped out in March and April when the market corrected. At this time, investors turned to value-oriented stocks. However, in June, growth stocks were back in favor. In the following discussion, Theresa Hamacher, who supervises the team of portfolio managers and analysts responsible for the day-to-day management of Pioneer Balanced VCT Portfolio, and Tin Chan, who focuses on the Portfolio's equity component, review the factors that affected performance over the past six months.

Q: How did Pioneer Balanced VCT Portfolio perform for the six months ended June 30, 2000?

A: The Portfolio performed well, returning 2.66% at net asset value for the six months and outperforming its average Lipper peer. The average return of the 68 variable annuity balanced underlying funds tracked by Lipper for the six months ended June 30 was 1.26%. (Lipper is an independent firm that tracks annuity portfolio performance.)

Q:   What equity holdings helped performance?

A: Although the Portfolio is tilted toward value, it did own some familiar, well-established technology stocks over the period. Over the past six months, the stock of the Portfolio's largest holding, Intel, rose 62%. Texas Instruments, a leading provider of semiconductor products, was up 42%. Pharmaceutical holdings were also strong. Allergan, an eye care product provider, helped performance. The stock was up 50% over the six months. Global developer and manufacturer of medicines for humans and animals, Pfizer, saw its stock price increase by 48%.

Q:   What holdings hurt the Portfolio?

A: Although value stocks did witness sparks of interest over the period, growth stocks forged to the head of the pack. Overall, stocks that are considered traditional value stocks were a drag on Portfolio performance. The Portfolio's focus on dividend paying stocks also worked against it because stocks that pay dividends typically fall into the value category. Equipment and components manufacturer Ingersoll-Rand saw a decline of over 26% over the period. Honeywell International, a producer of automation and control systems, preannounced lower than estimated earnings and its stock price fell.

Q:   The Portfolio's bond holdings outperformed its equity holdings. Why?

A: The Portfolio benefited from its exposure to Treasury holdings, an asset class that performed very well over the period. In recent months, the strong economy led to a substantial budget surplus for the government. The government used this money to reduce its debt by buying back some of its long-term Treasuries. In response, the price of these instruments rose and rates dropped.

     Lower quality corporate securities did not fare as well as Treasuries for most of the six months. The trend over recent months was the lower the credit quality, the less well a security performed. Many investors were unwilling to hold higher yielding, lower quality corporate bonds, fearing that companies would default. However, as the period progressed, and in view of the continued strength of the U.S. economy, we increased our corporate bond exposure in order to take advantage of the attractive yields that they were offering.

Q:   What is your outlook for the remainder of the year?

A: Pioneer Balanced VCT Portfolio has the potential to offer investors access to the best of both worlds by allowing exposure to the benefits of both stocks and bonds. Although stocks have been favored over bonds by investors for quite some time, the disparities in the returns between the equity market and the bond market have narrowed, increasing the attractiveness of bonds. Going forward, the Portfolio will continue to strive to provide investors with an attractive level of capital growth and a steady stream of income.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Portfolio Diversification
(As a percentage of total investment portfolio)

Convertible Corporate Bonds     59%
Corporate Bonds                 38%
Convertible Preferred Stocks     3%

[END PIE CHART]

[START PIE CHART]

Maturity Distribution
(Effective life as a percentage of
total investment portfolio)

1-3 years       18%
3-4 years       29%
4-6 years       53%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of total investment in securities)

1. Quantum Corp., 7.0%, 8/1/04                  5.60%
2. Getty Images Inc., 5.0%, 3/15/07 (144A)      5.22
3. Azurix Corp., 10.75%, 2/15/10 (144A)         5.18
4. NCI Building Systems, Inc., 9.25%, 5/1/09    5.07
5. Cirrus Logic Inc., 6.0%, 12/15/03            4.82

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00     5/1/00
Net Asset Value per Share   $10.34      $10.00
Accumulated Unit Value        1.0456      1.0000

Distributions per Share  Income      Short-Term      Long-Term
(5/1/00 - 6/30/00)       Dividends   Capital Gains   Capital Gains
                         $0.136      $ -             $ -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer High Yield VCT Portfolio at net asset value, compared to the growth of Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

[START LINE CHART]

          Pioneer High Yield           ML High Yield       ML Index of Converitble Bonds
          VCT Portfolio*               Master II Index     (Speculative Quality)
5/31/00          10000                       10000                    10000
6/30/00          10692                       10193                    10511

[END LINE CHART]

The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Merrill Lynch High Yield Master II Index returns are calculated monthly, while Merrill Lynch Index of Convertible Bonds (Speculative Quality) returns are calculated weekly. Index returns assume reinvestment of dividends and, unlike Portfolio returns do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

Cumulative
Total Return
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio   4.80%
(5/1/00)

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

22

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[SIDEBAR]

The Portfolio invests in high yield bonds, which may be subject to greater principal fluctuation than investment grade bonds.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

[END SIDEBAR]

Pioneer High Yield VCT Portfolio commenced operations on May 1, 2000. In the following discussion, Margaret Patel, a member of Pioneer's fixed-income team, discusses why the high yield market struggled, and how she was able to post such strong numbers for the two months ended June 30, 2000.

Q: In a challenging environment for high yield debt, how did the Portfolio perform?

A: The two-month total return for the Portfolio was 4.80%, at net asset value. In comparison, the Merrill Lynch High Yield Master II Index returned 4.28% for the same period.

Q:   Why did the Portfolio perform so well?

A: The Portfolio's success was primarily due to its focus on deeply discounted convertible, non-investment grade bonds, whose prices increased substantially as the value of the equity securities into which they are convertible increased. (Convertible bonds may have price movements which are more volatile than straight corporate bonds.) High yield issues also helped performance. In addition, the Portfolio also benefited from industry and security selection and the fact that none of its holdings went into default.

Q: Which investments performed particularly well? Were there any disappointments?

A: Cirrus Logic, a semiconductor firm that manufactures storage chips did well. SBA Communications, a tower company provided strong performance. Pogo Producing, Key Energy and Parker Drilling on the energy and energy service side helped boost Portfolio performance. In real estate and construction, NCI Building Systems fared well.

     On the down side, BF Saul, a real estate investment trust, declined, reflecting the general trend of lower prices for high yield bonds and the relative underperformance of the real estate sector. In addition, any holdings related to the old economy did not share in the same kind of price appreciation as investments associated with the new economy.

Q: Since this is the first report for Pioneer High Yield VCT Portfolio, what can you tell us about your investment approach?

A: We emphasize high yield securities, with a focus on achieving a high total return -- that is, income plus capital appreciation. We use a fundamental value approach, looking for companies or sectors that are unappreciated and trading at prices below what we think they're fundamentally worth. We concentrate on companies that have public equity outstanding, are leaders in an industry with high barriers to entry, and are critically important to their customers. We prefer to invest in companies that have positive cash flows. If they don't, we make sure that they have enough funding to carry them over until they achieve positive cash flow. We also focus on industries that are growing faster than the economy, or cyclical industries and companies on the upswing that offer product differentiation.

Q:   What is your outlook?

A: In the coming months we believe the backdrop for the high yield market will be excellent for several reasons. The economy is strong and it looks as if the Federal Reserve will complete the latest round of interest rate increases by late summer. Historically, the high yield market has done very well in an election year. Finally, with yields on junk bonds so high, the income they provide should outweigh any further price declines. One concern is that the Fed might act too aggressively and cause some problems for the economy. As always, investors should bear in mind that below investment grade bonds may be more volatile and less liquid than more highly rated bonds.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Portfolio Diversification
(As a percentage of total investment portfolio)

Corporate Bonds                      54%
Foreign Government Bonds             15%
U.S. Government Agency Obligations   13%
Convertible Corporate Bonds           8%
U.S. Treasury Obligations             4%
Asset-Backed Securities               4%
Supranational Bonds                   2%

[END PIE CHART]

[START PIE CHART]

Quality Distribution
(As a percentage of total investment portfolio)

Treasury/Agency                17%
AAA                             6%
AA                              4%
A                               4%
BBB                             8%
Below BBB                      61%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of debt holdings)

1. Government of France, 3.0%, 7/25/09      3.90%
2. Republic of Brazil, 14.5%, 10/15/09      3.16
3. Nykredit, 7.0%, 10/1/32                  2.93
4. Republic of Argentina, 9.75%, 9/19/27    2.76
5. United Mexican States, 8.25%, 2/24/09    2.62

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00   12/31/99
Net Asset Value per Share   $9.48     $9.75
Accumulated Unit Value       1.0049    1.0011

Distributions per Share   Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)      Dividends   Capital Gains   Capital Gains
                          $0.371     $ -              $ -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer Strategic Income VCT Portfolio at net asset value, compared to the growth of the Lehman Brothers Aggregate Bond Index.

[START LINE CHART]

            Pioneer Strategic             Lehman Brothers
            Income VCT                    Aggregate Bond
            Portfolio*                    Index
7/99             10000                        10000
8/99              9975                         9995
                  9999                        10111
10/99            10002                        10148
                 10026                        10147
12/99            10070                        10099
                  9992                        10065
2/00             10054                        10187
                 10058                        10322
4/00              9983                        10292
                  9922                        10286
6/00             10180                        10500

[END LINE CHART]

Index comparison begins July 31, 1999. The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Cumulative
Total Return
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio   1.80%
(7/29/99)

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

24

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[SIDEBAR]

The Portfolio invests in international securities, including emerging market bonds. These investments are subject to special risks, including currency fluctuations and political risks. The Portfolio also invests in high yield bonds, which may be subject to greater principal fluctuation than investment grade bonds.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

[END SIDEBAR]

During a period in which lower quality fixed income investments generally underperformed higher quality securities, Pioneer Strategic Income VCT Portfolio posted positive returns despite its emphasis on high yielding domestic bonds. In the following discussion, Kenneth J. Taubes, co-head of Pioneer's fixed income group who oversees the team responsible for the daily management of the Portfolio, details the factors that influenced the Portfolio's performance during the six months ended June 30, 2000.

Q:   How did the Portfolio perform during a period of change in the market?

A: The Portfolio's income flow overcame the effects of price losses among lower quality securities, helping generate positive returns for the six-month period. Performance improved during the final three months of the period as the fixed income environment stabilized somewhat and emerging market bonds recovered. For the six-month period, the Portfolio generated a return of 1.09% at net asset value. In comparison, the Portfolio's benchmark, the Lehman Brothers Aggregate Bond Index, returned 3.99%.

Q: What were the major factors affecting performance during the six-month period?

A: The Portfolio's higher weightings in domestic high yield and emerging market debt, compared to the benchmarks, were primarily responsible for the relative underperformance. The Portfolio tended to have low weightings in U.S. Treasury securities, the best performing sector of the fixed income market. The strong domestic economy increased tax revenues for the federal government, which was able to buy back higher-coupon, long-term Treasury bonds as part of a policy to reduce national debt. This resulted in rising prices and declining interest rates for both intermediate- and long-term Treasury obligations. Domestic corporate bonds, in general, fell in price and their yields rose. The worst relative performance occurred among high yield, low quality securities.

Q:   What were your reasons for emphasizing lower quality bonds?

A: We believe they offer the best opportunity after a period of underperformance. A key to our long-term investment strategy is the search for relative value in the market. Our approach is to target attractively priced bonds that we believe can generate solid income and that also have the potential to appreciate in price. During the second half of 1999, we had underweighted high yield issues compared to our peer group. However, as the six-month period progressed, the differences -- or spreads -- between the yields of U.S. Treasury obligations and the yields of lower-quality securities became greater. We believe that the wider spreads -- or higher yields -- made the lower quality bonds more attractive. We increased our allocation to them, while modestly reducing allocations to U.S. Treasuries, mortgage-backed and investment-grade corporate securities.

     As of the end of the six-month period, on June 30, 2000, 46.8% of net assets were invested in domestic high yield securities and another 14.3% were invested in emerging market high yield securities. Overall, the Portfolio's average credit quality remained BBB. (Ratings apply to the creditworthiness of the issuer, not Portfolio shares.)

Q:   What is your outlook for fixed income investments?

A: We believe high-yielding bonds have the potential to improve in performance as evidence grows that the Federal Reserve Board may be successful in moderating the rate of economic growth without causing a severe disruption to the economy. While we think the Fed still may raise short-term interest rates further, most of the rate increases probably already have occurred. We expect that the rate of economic growth may slow somewhat in the coming months, providing a better opportunity for eventual declines in interest rates in late 2000 or early 2001. This would support the performance of fixed income markets in general, especially those sectors, such as high yield, that underperformed during the past two years.

Pioneer Swiss Franc Bond VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Portfolio Diversification
(As a percentage of total investment portfolio)

Corporate Bonds             72%
Foreign Government Bonds    28%

[END PIE CHART]

[START PIE CHART]

Quality Distribution
(As a percentage of debt holdings)

AAA     33.7%
AA      40.0%
A       26.3%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of debt holdings)

1. Societe Nationale des Chemins de Fer Francais, 5.25%, 2/24/05    5.33%
2. GMAC Canada Ltd., 3.75%, 1/16/01                                 5.10
3. Transpower Finance Ltd., 4.25%, 6/10/04                          5.09
4. AB Spintab, 3.25%, 1/24/02                                       5.04
5. Citibank Credit Card Master Trust, 3.5%, 11/25/02                4.17

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00     12/31/99
Net Asset Value per Share   $10.96      $11.35
Accumulated Unit Value        0.7129      0.7435

Distributions per Share   Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)      Dividends   Capital Gains   Capital Gains
                          $ -         $ -             $ -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer Swiss Franc Bond VCT Portfolio at net asset value, compared to the growth of Merrill Lynch Global Bond Index.

[START LINE CHART]

              Pioneer Swiss Franc            Merrill Lynch
              Bond VCT Portfolio*            Global Bond
                                             Index
11/95                10000                       10000
12/95                10013                       10110
                      9807                        9944
                      9244                        9991
                      9416                       10246
                      8931                       10515
                      8399                       10205
6/97                  8379                       10543
                      8372                       10740
                      8313                       10845
                      8100                       10968
                      8079                       11196
                      8978                       11935
12/98                 9101                       12231
                      8543                       11861
                      8061                       11548
                      8302                       11880
                      7864                       11754
                      7392                       11826
6/00                  7593                       11883

[END LINE CHART]

Index comparison begins 11/30/95. The Merrill Lynch Global Bond Index is an unmanaged measure of nearly 3,000 global government securities and Eurobonds. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Average Annual
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio    -5.67%
(11/1/95)

1 Year               -5.80%

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

26

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Swiss Franc Bond VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[SIDEBAR]

International investing may involve special risks, including differences in accounting and currency, as well as economic and political instability.

[END SIDEBAR]

The U.S. dollar continued to be very strong, while the Swiss franc and the euro weakened in comparison. In the following discussion, Sal Pramas, a member of Pioneer's fixed-income investment team, reviews the past six months and the factors that affected Pioneer Swiss Franc Bond VCT Portfolio's performance.

Q:   How did the Portfolio perform over the year?

A: The Portfolio's performance reflected the decline in the Swiss franc, finishing the first six months of 2000 with a total return of -3.44%. In comparison the Portfolio's benchmark index, the Merrill Lynch Global Bond Index, returned -2.66. The Swiss franc also declined over the six months, returning -2.39%.

Q:   Why track the Swiss franc?

A: Historically, the Swiss franc has offered investors insurance against global calamity. For example, during the Asian crisis in 1998, the Swiss franc performed very well. In addition, during periods in the past when the U.S. dollar was weak, the Swiss franc was strong.

Q:   How did interest rates affect the Portfolio?

A: Coupled with the weak Swiss franc, rising interest rates in Switzerland hindered the Portfolio's performance. As a result of rising interest rates, corporate bond spreads rose. The Portfolio holds a number of corporate bonds, therefore, this was one of the factors that contributed to its decline over the period. However, the fact that Pioneer Swiss Franc Bond VCT Portfolio invests in securities with maturities of 3-5 years, makes it less susceptible to the erosion of principal that can be a factor for longer-term bond investments.

Q:   How is the Portfolio structured?

A: As stated, the Portfolio's average maturity is kept relatively short, ranging between 3-5 years. We focus primarily on high-quality issues that are attractively valued with respect to both price and yield. On June 30, the average credit quality of the Portfolio was AA. (Ratings apply to the creditworthiness of the issuer, not Portfolio shares.)

     The Portfolio holdings are well diversified across corporate credits, supranationals, and sovereign bonds. We strive for low turnover in the Portfolio, typically holding bonds until they reach maturity, a strategy that helps investors avoid the high transaction costs associated with frequent trading.

Q:   What factors influenced the Swiss franc over the year?

A: Not much has changed since we last reported six months ago. The U.S. dollar continued to be an extremely strong currency and remains the Swiss franc's principal competition. No other currency could compete with the strength of the U.S. dollar. The Swiss franc was no different than many other currencies, and its value declined over the six months.

Q:   What is your outlook for the Swiss franc and the Portfolio?

A: Over the next several months, we believe the Swiss franc will appreciate and recover much of its recent losses. We expect growth in Europe to improve relative to growth in the United States, a factor that likely will lead to an appreciation in the value of the euro. We are confident that as the euro strengthens, the Swiss franc will follow suit.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------

[START PIE CHART]

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Government Agency Obligations     77.8%
U.S. Treasury Obligations              22.2%

[END PIE CHART]

[START PIE CHART]

Portfolio Quality
(As a percentage of debt holdings)

Reserves                 0.7%
Treasury/Agency         43.6%
Agency Pass Throughs    55.7%

[END PIE CHART]

--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of debt holdings)

1. U.S. Treasury Bonds, 7.25%, 5/15/16                           9.31%
2. U.S. Treasury Notes, 6.25%, 8/15/23                           5.35
3. Government National Mortgage Association, 7.0%, 7/15/29       3.84
4. Government National Mortgage Association II, 7.5%, 8/20/29    3.72
5. Government National Mortgage Association II, 8.0%, 4/20/30    3.55

Holdings will vary for other periods.
--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00   12/31/99
Net Asset Value per Share   $9.57     $9.47
Accumulated Unit Value       1.1807    1.1421

Distributions per Share  Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)     Dividends   Capital Gains   Capital Gains
                         $0.283      $ -             $ -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the value of an investment made in Pioneer America Income VCT Portfolio at net asset value, compared to the growth of Lehman Brothers Government Bond Index.

[START LINE CHART]

                Pioneer America          Lehman Brothers
                Income VCT               Government
                Portfolio*               Bond Index
3/95               10000                    10000
6/95               10109                    10620
                   10574                    11302
6/96               10339                    11098
                   10712                    11615
6/97               10967                    11919
                   11616                    12727
6/98               11991                    13261
                   12563                    13981
6/99               12240                    13664
                   12246                    13667
6/00               12749                    14344

[END LINE CHART]

Index comparison begins 3/31/95. The Lehman Brothers Government Bond Index is an unmanaged performance measure of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations of corporate debt guaranteed by the U.S. government. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

Average Annual
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio   4.64%
(3/1/95)

5 Years             4.75%

1 Year              4.16%

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

28

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[SIDEBAR]

*Credit quality refers to underlying portfolio securities, not to shares of Pioneer America Income VCT Portfolio.

[END SIDEBAR]

The climate for fixed income investments strayed far from the norm during the first six months of 2000, yet offered attractive opportunities for bond investors. In the following conversation, Richard Schlanger, a member of the team responsible for the daily management of Pioneer America Income VCT Portfolio, discusses the factors that contributed to the Portfolio's performance.

Q: The Federal Reserve Board implemented a series of interest rate hikes during the period. What was the impact on fixed income investments and the Portfolio?

A: Despite three consecutive short-term interest rate increases, totaling a full percentage point, the environment for fixed income investments was surprisingly favorable. Although the economy continued to grow at a brisk pace, inflation was kept at bay, thanks to the Fed's restrictive monetary policy. The fixed income market was also bolstered in the early part of the period by the U.S. Treasury Department's announcement that it was buying back long-term debt. This created a huge demand for long-term Treasuries, driving up prices.

     Against this backdrop, Pioneer America Income VCT Portfolio rewarded shareholders with solid performance. For the six months ended June 30, 2000, the Portfolio generated a total return of 4.11% at net asset value. In comparison, the average return of the 37 variable annuity general U.S. government underlying funds for the same period, as tracked by Lipper, Inc., was 4.28%. (Lipper is an independent firm that tracks annuity portfolio performance.)

Q: During the period, yields on long-term Treasuries fell, resulting in an inverted yield curve. What effect did this have on the bond market?

A: Yields on long-term Treasury securities fell during the period, dropping well below yields being offered by shorter-term issues. The yield on long-term bonds, as measured by the 30-year U.S. Treasury bond, fell from 6.48% on December 31 to 5.90% on June 30. Yields for two-year Treasury bonds stood at 6.36% at the end of June.

     Demand for long-term Treasuries soared and prices rose while yields dropped. As a result, 30-year U.S. Treasury bonds outperformed all other fixed-income investments for the six months ended June 30, 2000. With long-term Treasuries anticipated to be in short supply, due to projected budget surpluses, GNMA (Government National Mortgage Association) securities became the investment of choice for many. GNMAs can be subject to risks associated with investing in mortgage securities, including prepayment risks.

Q:   How did you position the Portfolio in this environment?

A: We increased our exposure to mortgage-backed securities to take advantage of the relative value they were offering -- a move that benefited the Portfolio. We also sold some of our discounted collateral holdings replacing them with collateral offerings with more current coupons. In addition, we maintained our exposure to longer-term U.S. Treasury securities, which benefited from declining rates and rising prices.

     In addition, we adjusted the Portfolio's duration, increasing it early in the year as rates were rising and then pulling back slightly as the yield curve inverted. Duration is a measure of a bond's price sensitivity to interest rate changes.

Q: What is your near-term outlook for fixed income investments and the Portfolio?

A: Although the economy has shown some signs of slowing, the general consensus is that growth has remained strong enough that the Federal Reserve will raise interest rates at least once more this year. If this happens, we may begin to see greater economic slowing later in 2000 -- a positive for the bond market. In our opinion, the Portfolio is an attractive choice for more conservative investors looking for solid long-term value and competitive income from the highest credit quality securities available.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

Pioneer Money Market VCT Portfolio continued to provide investors with current income while maintaining a $1 share price during the six-month period ended June 30, 2000. The Portfolio invests exclusively in high-quality money market instruments issued by the U.S. government, corporations and banks. All issues in the Portfolio have the highest ratings from the two leading nationally recognized securities ratings organizations: A1 by Standard & Poor's and P1 by Moody's Investors Service. (Ratings apply to underlying securities, not Portfolio shares.)

In the discussion below, Sherman Russ, co-head of Pioneer's fixed-income team, reviews the investment environment and strategies that affected performance over the six months.

Q:   How did the Portfolio perform during the six-month period?

A: The seven-day effective yield on June 30, 2000 was 5.63%, compared to 5.12% six months ago and 4.22% one year ago. For the six-month period, the total return for the Portfolio was 2.68%, at net asset value. In comparison, the average return of the 106 funds in the Lipper variable annuity money market instrument underlying funds category was 2.80%, according to Lipper, Inc. (Lipper is an independent research firm that tracks annuity portfolio performance.)

Q: During the six months, the U.S. Federal Reserve raised short-term rates three times. How did this affect the Portfolio?

A: The Federal Reserve Board's actions provided good opportunities for investing in short-term securities in general and money market instruments in particular. Since June 1999, the Fed has raised rates six successive times, by a total of 1.75%. In this environment of steadily rising short-term rates, we have tried to extend maturities to lock in the greater income that was available. By the end of the six-month period, the average maturity of Portfolio holdings had been extended to about 50 days.

Q:   What is your outlook?

A: While we believe the Federal Reserve Board may raise short-term rates again, we think the Fed is approaching the end of its cycle of raising rates. We have begun to see some signs that the Fed may be successful in its policy of tightening the money supply to slow the pace of economic growth. In this environment, it would be prudent to continue to extend maturities and lock in the higher rates that are available in the marketplace. Going forward, this strategy has the potential to provide higher yields for Portfolio shareowners.

--------------------------------------------------------------------------------
Prices and Distributions

                            6/30/00   12/31/99
Net Asset Value per Share   $1.00     $1.00
Accumulated Unit Value       1.1880    1.1651

Distributions per Share   Income      Short-Term      Long-Term
(12/31/99 - 6/30/00)      Dividends   Capital Gains   Capital Gains
                          $0.027      $ -             $ -

The Portfolio's investment adviser, Pioneer Investment Management, Inc. reduced its management fee and certain other expenses otherwise, returns would have been lower. Past performance does not guarantee future results. An investment in Pioneer Money Market VCT Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Average Annual
Total Returns
(As of June 30, 2000)

--------------------------------------------------------------------------------
Net Asset Value*
--------------------------------------------------------------------------------

Period

Life-of-Portfolio   4.74%
(3/1/95)

5 Years             4.69%

1 Year              5.10%

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

30

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                            Value
             PREFERRED STOCKS - 6.4%
 2,190,000   Banco Itau SA                                  $   192,467
   700,000   Eletropaulo Metropolitana SA*                       49,293
     5,000   Lukoil Oil Co. (A.D.R.)*                           100,244
       139   Shinsegae Department Store Co.
               (New Shares)*                                      4,912
    13,501   Tele Norte Leste Participacoes SA (A.D.R.)         318,961
       825   Telecomunicacoes Brasileras SA (A.D.R.)             80,128
     1,600   Telecular Sul Participoes SA (A.D.R.)*              72,400
     4,100   Telemig Celular Participacoes SA (A.D.R.)*         293,150
     2,920   Telesp Celular Participacoes SA (A.D.R.)           131,035
       825   Telesp Participacoes SA (A.D.R.)                    15,262
       165   Tele Sudeste Celular Participacoes SA
               (A.D.R.)                                           5,033
                                                            -----------
             TOTAL PREFERRED STOCKS
             (Cost $1,072,691)                              $ 1,262,885
                                                            -----------
             COMMON STOCKS - 93.1%
             Basic Materials - 0.4%
             Chemicals - 0.2%
     9,799   Daelim Industrial Co.                          $    46,665
                                                            -----------
             Construction (Cement & Aggregates) - 0.1%
     3,350   Associated Cement Companies Ltd.               $     8,850
                                                            -----------
             Paper & Forest Products - 0.1%
     3,200   Hansol Paper Co.                               $    15,095
                                                            -----------
             Total Basic Materials                          $    70,610
                                                            -----------
             Capital Goods - 1.4%
             Electrical Equipment - 0.5%
    22,000   Bharat Heavy Electricals Ltd.                  $    65,754
   112,000   Nanjing Panda Electronics Co., Ltd.
               (Class H)*                                         40,228
                                                            -----------
                                                            $   105,982
                                                            -----------
             Trucks & Parts - 0.9%
    25,775   Escorts Ltd.                                   $    81,683
    14,950   Larsen & Toubro Ltd.                                82,602
                                                            -----------
                                                            $   164,285
                                                            -----------
             Total Capital Goods                            $   270,267
                                                            -----------
             Communication Services - 21.2%
             Cellular/Wireless Telecommunications - 5.5%
     7,352   Grupo Iusacell SA (Series V) (A.D.R.)          $   114,877
     6,600   MIH Ltd.*                                          198,206
     2,000   Mobile Telesystems (A.D.R.)*                        44,750
     2,700   Mobinil Ltd.*                                       87,869
     7,537   SK Telecom Co., Ltd. (A.D.R.)                      273,687
     5,500   Stet Hellas Telecomm SA (A.D.R.)*                  109,313
    55,000   Technology Resources Industries Bhd.                58,474
     2,000   Tele Norte Celular Participacoes (A.D.R.)          101,500
     9,000   Total Access Communication Public
               Co., Ltd.*                                        36,180
    71,500   United Communication Industry Public
               Co., Ltd.*                                        61,598
                                                            -----------
                                                            $ 1,086,454
                                                            -----------

Shares                                                            Value
             Telecommunications (Long-Distance) - 1.6%
   559,000   Celular CRT Participacoes SA*                  $   244,863
     1,100   FirstCom Corp.*                                     16,569
    38,000   Keppel Telecom & Transport Ltd.                     49,287
                                                            -----------
                                                            $   310,719
                                                            -----------
             Telephone - 14.1%
   144,400   Carso Global Telecom*                          $   412,111
     5,000   Compania Anonima Nacional Telefonos de
               Venezuela (A.D.R.)                               135,938
    10,800   Embratel Participacoes SA (A.D.R.)*                255,150
     1,800   Estonian Telecom Ltd. (G.D.R.) (144A)               36,090
    10,601   Hellenic Telecommunication Organization SA         259,744
       400   Hellenic Telecommunication Organization SA
               (A.D.R.)                                           4,875
     5,800   Korea Telecom Corp. (A.D.R.)                       280,575
     3,750   Matav (A.D.R.)                                     129,141
     4,900   Philippine Long Distance Telephone Co.
               (A.D.R.)                                          86,975
     6,700   PT Indosat Indonesian Satellite Corp.
               (A.D.R.)                                          76,213
    13,700   Tele Centro Oeste Celular Participacoes SA
               (A.D.R.)*                                        164,400
     8,300   Telefonos de Mexico SA (L Shares) (A.D.R.)         474,138
    68,600   Telekom Malaysia Bhd.                              236,489
    15,940   Telekomunikasi Indonesia (A.D.R.)                  110,584
     6,700   Videsh Sanchar Nigam Ltd. (G.D.R.) (144A)          105,523
                                                            -----------
                                                            $ 2,767,946
                                                            -----------
             Total Communication Services                   $ 4,165,119
                                                            -----------
             Consumer Cyclicals - 8.0%
             Automobiles - 0.9%
   938,000   Koc Holdings AS                                $    66,520
    21,600   Mahindra & Mahindra Ltd. (G.D.R.)                   99,900
                                                            -----------
                                                            $   166,420
                                                            -----------
             Auto Parts & Equipment - 0.3%
     1,600   Halla Climate Control Co.*                     $    53,021
                                                            -----------
             Household Furnishings & Appliances - 0.2%
   153,000   Vestel Elektronik Sanayi ve Ticaret AS*        $    46,237
                                                            -----------
             Leisure Time (Products) - 1.0%
    51,000   Berjaya Sports Toto Bhd.                       $    83,210
     2,900   Hero Honda Motors, Ltd.*                            64,138
     8,500   TVS Suzuki Ltd. (144A)                              48,240
                                                            -----------
                                                            $   195,588
                                                            -----------
             Lodging - Hotels - 0.2%
     5,550   The Indian Hotels Co., Ltd. (G.D.R.) (144A)    $    30,109
                                                            -----------
             Publishing - 0.6%
 5,300,000   Dogan Sirketler Grubu Holding AS*              $   128,134
                                                            -----------
             Publishing (Newspapers) - 2.1%
 9,690,000   Hurriyet Gazetecilile ve Matbaacilik AS*       $    93,707
    24,400   Naspers Ltd.                                       203,183
    34,000   Star Publications Inc.                             115,421
                                                            -----------
                                                            $   412,311
                                                            -----------

   The accompanying notes are an integral part of these financial statements. 31

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Shares                                                         Value
             Retail (Department Stores) - 0.2%
       800   Shinsegae Department Store Co.              $    35,156
                                                         -----------
             Retail (General Merchandise) - 0.7%
     2,200   39 Shopping Corp.*                          $    72,016
       800   LG Home Shopping, Inc.*                          76,052
                                                         -----------
                                                         $   148,068
                                                         -----------
             Retail (Specialty) - 0.7%
    57,415   Walmart De Mexico SA de CV (Series C)*      $   132,371
                                                         -----------
             Services (Advertising/Marketing) - 0.8%
       850   Cheil Communications, Inc.                  $   110,917
       900   LG AD, Inc.                                      57,389
                                                         -----------
                                                         $   168,306
                                                         -----------
             Services (Commercial & Consumer) - 0.1%
     4,851   Hansol CSN*                                 $    20,970
                                                         -----------
             Textiles (Home Furnishings) - 0.2%
    31,000   Far Eastern Textile Ltd.                    $    38,542
                                                         -----------
             Total Consumer Cyclicals                    $ 1,575,233
                                                         -----------
             Consumer Staples - 10.1%
             Broadcasting (Television/Radio/Cable) - 7.2%
   240,900   ABS-CBN Broadcasting Corp. (A.D.R.)*        $   297,992
     2,700   Antenna Hungaria Rt.*                            78,282
 1,025,000   Benpres Holdings Corp*                           98,353
       700   Benpres Holdings Corp. (G.D.R.) (144A)*           1,400
     1,350   Ceske Radiokomunikace AS (G.D.R.)
               (144A)*                                        60,075
    11,650   Globo Cabo SA (A.D.R.)*                         161,644
    12,505   Grupo Radio Centro SA de CV (A.D.R.)            142,244
     4,673   Grupo Televisa SA (G.D.R.)*                     322,145
     6,540   Matav-Cable Systems Media Ltd.                  131,665
    10,000   TV Azteca, SA de CV (A.D.R.)                    131,875
                                                         -----------
                                                         $ 1,425,675
                                                         -----------
             Entertainment - 1.1%
    24,579   Corporacion Interamericana de
               Entretenimiento SA (Series B)*            $    96,109
    50,500   Tanjong Public Co., Ltd.                        120,934
                                                         -----------
                                                         $   217,043
                                                         -----------
             Foods - 0.7%
     2,780   Cheil Jedang Corp.                          $   127,404
                                                         -----------
             Restaurants - 0.8%
   113,500   Kentucky Fried Chicken Bhd.                 $   161,289
                                                         -----------
             Retail Stores (Food Chains) - 0.3%
   225,000   Migros Turk T.A.S.                          $    41,704
     6,000   President Chain Store Corp.                      22,457
                                                         -----------
                                                         $    64,161
                                                         -----------
             Total Consumer Staples                      $ 1,995,572
                                                         -----------
             Energy - 2.5%
             Oil (International Integrated) - 1.1%
     7,400   Petroleo Brasileiro SA                      $   214,183
                                                         -----------

Shares                                                         Value
             Oil & Gas (Production/Exploration) - 0.5%
     2,000   Lukoil Holding (A.D.R.)                     $   102,500
                                                         -----------
             Oil & Gas (Refining & Marketing) - 0.9%
     2,400   Bharat Petroleum Corp., Ltd.                $    10,366
    27,035   Hindustan Petroleum Corp., Ltd.                  74,324
     4,593   SK Corp.                                         84,237
                                                         -----------
                                                         $   168,927
                                                         -----------
             Total Energy                                $   485,610
                                                         -----------
             Financial - 12.8%
             Banks (Major Regional) - 5.5%
 3,188,000   Akbank T.A.S.                               $    24,664
     2,400   Banco Ganadero SA (A.D.R.)                       14,100
     5,000   Banco de Galicia y Buenos Aires SA de CV
               (A.D.R.)*                                      74,063
    69,000   Bangkok Bank Ltd. (Foreign Shares)*              84,544
 2,075,000   Bank International*                              23,708
     4,800   Commercial International Bank                    51,163
    52,720   Grupo Financiero Banamex Accival
               (Class O)*                                    221,675
     5,291   Kookmin Bank                                     67,380
    17,800   Malayan Banking Bhd.                             72,137
   636,200   National Finance Public Co., Ltd.*               90,944
     4,425   Shinhan Bank                                     41,669
    27,500   Thai Farmers Bank, Ltd.*                         23,165
 6,700,000   Turkiye Garanti Bankasi AS*                      80,990
     4,280   Uniao de Bancos Brasileiros SA (G.D.R.)         123,050
 8,561,610   Yapi ve Kredi Bankasi AS*                        95,214
                                                         -----------
                                                         $ 1,088,466
                                                         -----------
             Banks (Money Center) - 0.8%
 1,942,000   PT Lippo Bank Tbk*                          $    27,735
    72,000   PT Lippo Bank Tbk (Certificate
               of Entitlement) (144A)*                             0
 5,852,800   Turkiye Is Bankasi                              124,990
                                                         -----------
                                                         $   152,725
                                                         -----------
             Banks (Regional) - 0.2%
       750   Alpha Bank SA                               $    29,589
                                                         -----------
             Consumer Finance - 0.4%
    56,300   African Bank Investments Ltd.*              $    73,518
                                                         -----------
             Financial (Diversified) - 3.5%
   518,000   Ayala Corp.                                 $    95,817
    40,200   Grupo Financiero Inbursa SA de CV*              134,939
    18,500   Housing Development Finance Corp. Ltd.          231,633
    11,453   Imperial Holdings Ltd.*                          93,180
    28,600   Pakistan Investment Fund Inc.                    71,500
   646,000   SM Prime Holdings, Inc.                          77,668
                                                         -----------
                                                         $   704,737
                                                         -----------
             Insurance (Property/Casualty) - 1.0%
    86,240   Cathay Life Insurance Co. Ltd.              $   199,285
                                                         -----------

32 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                        Value
             Investment Management - 1.4%
    51,500   AMMB Holdings Bhd.                         $   172,118
    46,000   China Everbright Ltd.                           35,995
 5,796,000   Haci Omer Sabanci Holding AS                    68,195
                                                        -----------
                                                        $   276,308
                                                        -----------
             Total Financial                            $ 2,524,628
                                                        -----------
             Healthcare - 1.7%
             Biotechnology - 0.5%
     3,650   Dr. Reddy's Laboratories Ltd.              $   106,749
                                                        -----------
             Healthcare (Drugs/Major Pharmaceuticals) - 0.8%
     2,300   E Merck (India) Ltd.                       $    16,463
     2,100   Hoechst Marion Roussel Ltd.                     22,526
     1,500   Knoll Pharmaceutical Ltd.                       11,803
     6,100   Ranbaxy Laboratories Ltd.                       78,774
       800   Sun Pharmaceutical Industries Ltd.*              9,616
     1,600   Sun Pharmaceutical Industries Ltd.
               (Bonus Shares)*                               19,161
                                                        -----------
                                                        $   158,343
                                                        -----------
             Healthcare (Medical Products/Supplies) - 0.3%
     6,000   Medison Co., Ltd.                          $    65,380
                                                        -----------
             Total Healthcare                           $   330,472
                                                        -----------
             Technology - 33.9%
             Communications Equipment - 3.4%
    34,000   China Unicom Ltd.*                         $    72,183
     5,200   China Unicom Ltd. (A.D.R.)*                    110,500
     5,000   Datacraft Asia Ltd.                             44,000
       730   Gilat Satellite Networks Ltd.*                  50,644
     6,100   Insung Information Co., Ltd.                    93,276
       400   LG Information & Communication Co.              22,493
     1,950   Nice Systems Ltd. (A.D.R.)*                    150,516
       700   Orckit Communications Ltd.*                     21,088
     3,800   Radvision Ltd.*                                106,161
                                                        -----------
                                                        $   670,861
                                                        -----------
             Computers (Hardware) - 3.5%
    45,000   Acer, Co.                                  $    84,215
    24,700   Compal Electronics Corp.                        60,695
     1,350   Samsung Electronics Co.                        446,761
    16,000   Synnex Technology International Corp.           85,923
                                                        -----------
                                                        $   677,594
                                                        -----------
             Computers (Networking) - 0.8%
     6,000   Radware Ltd.*                              $   159,000
                                                        -----------
             Computers (Peripherals) - 1.3%
    32,774   Acer Peripherals, Inc.                     $    92,803
     8,239   Daou Technology, Inc.*                          79,802
   235,000   Datacapital SA*                                 79,718
                                                        -----------
                                                        $   252,323
                                                        -----------
             Computers (Software & Services) - 9.3%
     4,550   BFL Software Ltd.*                         $    51,976
       890   Check Point Software Technologies Ltd.*        188,458
       800   Daum Communications Corp.*                      76,052

Shares                                                        Value
             Computers (Software & Services) - (continued)
     2,300   HCL Technologies Ltd.*                     $    72,013
    50,000   Idion Technology Holdings Ltd.*                 82,535
     1,255   Infosys Technologies Ltd.                      233,822
    51,100   Ixchange Technology Holdings Ltd.*              99,790
     7,102   Korea Next Education Service Inc.*              44,458
     2,500   Mastek Ltd.                                     90,389
     5,800   NIIT Ltd.                                      287,123
     2,400   Satyam Computer Services, Ltd.                 160,303
     1,400   Silverline Technologies, Ltd. (A.D.R.)*         30,275
    48,000   Softline Ltd.*                                  44,144
    47,300   ST Computer Systems Ltd.                       102,433
    11,530   VocalTec Communications, Ltd.*                 265,190
                                                        -----------
                                                        $ 1,828,961
                                                        -----------
             Electronics (Semiconductors) - 13.5%
    27,131   ACER Sertek, Inc.                          $   104,638
    32,000   Advanced Semiconductor Engineering Inc.         97,901
     5,000   Ambit Microsystems Corp.                        49,634
    28,560   Asustek Computer, Inc.                         236,102
    31,500   Elec & Eltek International Co. Ltd.             79,065
    16,900   Hana Microelectronics Public Co., Ltd.         128,556
    16,000   Hon Hai Precision Industry Co. Ltd.            144,768
    17,100   Hyundai Electronics Industries Co.*            337,392
     1,725   L.G. Electronics Inc.                           48,268
    50,776   Phoenixtec Power Co., Ltd.                      92,545
     1,250   Samsung Corp.*                                  10,773
     8,750   Siliconware Precision Industries Co.
               (A.D.R.)*                                     80,938
   119,040   Taiwan Semiconductor Manufacturing Co.         565,658
     6,800   Unisem Bhd.                                     48,316
   163,200   United Microelectronics Corp., Ltd.            454,145
     4,000   Venture Manufacturing Ltd.                      40,764
     4,800   Winbond Electronics Corp. (G.D.R.)*            138,720
                                                        -----------
                                                        $ 2,658,183
                                                        -----------
             Equipmnent (Semiconductors) - 0.4%
       810   Orbotech Ltd.*                             $    75,229
                                                        -----------
             Services (Computer Systems) - 1.4%
    28,939   Dimension Data Holdings Ltd.*              $   239,275
    98,000   Founder Hong Kong Ltd.*                         43,685
                                                        -----------
                                                        $   282,960
                                                        -----------
             Services (Data Processing) - 0.3%
    13,000   Shinawatra Computer Co., Plc*              $    68,360
                                                        -----------
             Total Technology                           $ 6,673,471
                                                        -----------
             Transportation - 0.7%
             Railroads - 0.4%
    41,000   Malaysia International Shipping Bhd.       $    67,974
                                                        -----------
             Shipping - 0.3%
   160,000   Far Eastern Silo & Shipping Corp.          $    67,697
                                                        -----------
             Total Transportation                       $   135,671
                                                        -----------

   The accompanying notes are an integral part of these financial statements. 33

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Shares                                                     Value
           Utilities - 0.4%
           Electric Companies - 0.0%
   4,200   Manila Electric Co. (Class B)             $     6,166
                                                     -----------
           Power Producers (Independent) - 0.4%
   7,660   Unified Energy System (G.D.R.) (144A)*    $    86,293
                                                     -----------
           Total Utilities                           $    92,460
                                                     -----------
           TOTAL COMMON STOCKS
           (Cost $20,183,694)                        $18,319,113
                                                     -----------
           RIGHTS/WARRANTS - 0.5%
  72,000   PT Lippo Bank, 4/15/02 (144A)*            $         0
  20,600   Queenbee Restaurant, 3/24/03                    5,716
 635,900   Siam Commercial Bank, 5/10/02*                 74,669
  32,211   TelecomAsia Public Co. Ltd., 4/13/02
             (144A)*                                      16,094
                                                     -----------
           TOTAL RIGHTS/WARRANTS
           (Cost $191,427)                           $    96,479
                                                     -----------
           TOTAL INVESTMENT IN SECURITIES - 100.0%
           (Cost $21,447,812) (a)                    $19,678,477
                                                     ===========

*    Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2000, the value of these securities amounted to $383,824 or 2.0% of total net assets.

(a)  Distribution of investments by country of issue, as a percentage of equity holdings, is as follows:
     Taiwan                                                               13.3%
     South Korea                                                          13.2
     Brazil                                                               12.4
     Mexico                                                               11.5
     India                                                                10.6
     Israel                                                                5.8
     Malaysia                                                              5.8
     South Africa                                                          4.2
     Turkey                                                                3.9
     Philippines                                                           3.4
     Thailand                                                              3.0
     Greece                                                                2.1
     Russia                                                                1.7
     Singapore                                                             1.6
     Indonesia                                                             1.2
     Hungary                                                               1.1
     British Virgin Islands                                                1.0
     Others (individually less than 1%)                                    4.2
                                                                         ------
                                                                         100.0%
                                                                         ======

34 The accompanying notes are an integral part of these financial statements.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                     Value
           INVESTMENT IN SECURITIES - 95.2%
           PREFERRED STOCK - 1.4%
   1,950   SAP AG                                    $   358,538
                                                     -----------
           Total Preferred Stock
           (Cost $376,322)                           $   358,538
                                                     -----------
           COMMON STOCKS - 93.8%
           Basic Materials - 1.9%
           Chemicals (Diversified) - 1.9%
   6,625   Aventis SA*                               $   477,213
                                                     -----------
           Total Basic Materials                     $   477,213
                                                     -----------
           Capital Goods - 3.5%
           Machinery (Diversified) - 1.7%
  68,700   Invensys Plc                              $   257,250
   2,000   Sidel SA (Bearer Shares)                      162,204
                                                     -----------
                                                     $   419,454
                                                     -----------
           Manufacturing (Specialized) - 1.8%
  60,000   Pirelli SpA*                              $   157,812
  11,050   Tomra Systems ASA                             293,078
                                                     -----------
                                                     $   450,890
                                                     -----------
           Total Capital Goods                       $   870,344
                                                     -----------
           Communication Services - 15.5%
           Cellular/Wireless Telecommunications - 6.4%
   6,300   Libertel NV*                              $    95,933
   5,900   Sonera Group Plc                              268,963
  28,500   Telecom Italia Mobile SpA                     143,391
 270,774   Vodafone AirTouch Plc                       1,102,006
                                                     -----------
                                                     $ 1,610,293
                                                     -----------
           Telecommunications (Long Distance) - 1.6%
  10,000   COLT Telecom Group Plc*                   $   334,665
   1,350   KPNQWest NV*                                   53,100
                                                     -----------
                                                     $   387,765
                                                     -----------
           Telephone - 7.5%
  26,625   British Telecom Plc                       $   343,205
  30,400   Global Telesystems, Inc.                      366,700
   9,000   Koninklijke KPN NV*                           402,549
     300   Swisscom AG                                   103,902
  16,000   Telecom Italia Mobile SpA                     162,834
  21,522   Telefonica SA*                                462,309
     468   Telefonica de Espana (A.D.R.)                  29,981
                                                     -----------
                                                     $ 1,871,480
                                                     -----------
           Total Communication Services              $ 3,869,538
                                                     -----------
           Consumer Cyclicals - 5.2%
           Services (Advertising/Marketing) - 1.8%
     600   Publigroupe SA                            $   448,708
                                                     -----------
           Services (Commercial & Consumer) - 3.4%
     550   Kuoni Reisen Holding AG (Series B)
             (Registered Shares)                     $   254,544
  10,600   TNT Post Group NV                             285,885
   3,468   Vivendi                                       306,093
                                                     -----------
                                                     $   846,522
                                                     -----------
           Total Consumer Cyclicals                  $ 1,295,230
                                                     -----------

Shares                                                     Value
           Consumer Staples - 7.4%
           Broadcasting (Television/Radio/Cable) - 2.4%
   1,600   Canal Plus                                $   268,844
   1,800   PT Multimedia.Com*                             13,799
   1,800   PT Multimedia Servicos*                        89,360
   3,000   Sogecable*                                    106,573
   4,700   United Pan-Europe Communications NV*          122,901
                                                     -----------
                                                     $   601,477
                                                     -----------
           Entertainment - 1.0%
   8,000   Pearson Plc                               $   251,755
                                                     -----------
           Foods - 1.1%
   2,000   Groupe Danone*                            $   265,407
                                                     -----------
           Restaurants - 0.9%
  17,000   Compass Group Plc                         $   223,765
                                                     -----------
           Retail Stores (Food Chains) - 0.9%
   3,400   Carrefour Supermarch SA                   $   232,413
                                                     -----------
           Services (Employment) - 1.1%
     330   Adecco SA*                                $   280,369
                                                     -----------
           Total Consumer Staples                    $ 1,855,186
                                                     -----------
           Energy - 5.7%
           Oil (International Integrated) - 2.9%
  30,000   BP Amoco Plc                              $   287,763
  51,000   Shell Transport & Trading Co.                 431,327
                                                     -----------
                                                     $   719,090
                                                     -----------
           Oil & Gas (Refining & Marketing) - 2.8%
  47,500   ENI SpA                                   $   274,357
   2,798   Total Fina Elf SA                             429,003
                                                     -----------
                                                     $   703,360
                                                     -----------
           Total Energy                              $ 1,422,450
                                                     -----------
           Financial - 19.7%
           Banks (Major Regional) 7.2%
  33,000   Banca Fideuram SpA                        $   497,779
  24,060   Banco Santander Central Hispano, SA           253,820
  50,000   Bipop-Carire SpA                              393,337
   1,700   Deutsche Pfandbriefbank AG                    169,278
     120   Julius Baer Holding, Ltd.                     474,454
                                                     -----------
                                                     $ 1,788,668
                                                     -----------
           Banks (Money Center) - 2.7%
  38,000   Lloyds TSB Group Plc                      $   361,050
  18,500   Royal Bank of Scotland Group                  307,326
                                                     -----------
                                                     $   668,376
                                                     -----------
           Financial (Diversified) - 2.7%
  11,000   Fortis NV                                 $   320,198
   1,700   Lagardere SCA                                 129,839
     450   Marschillek Lautenschlaeger Und Partner
             AG                                          224,525
                                                     -----------
                                                     $   674,562
                                                     -----------
           Insurance (Multi-Line) - 3.4%
   1,690   Axa                                       $   266,218
  17,000   Mediolanum SpA                                276,558
  10,500   Prudential Corp. Plc                          153,459
     330   Zurich Allied AG                              163,043
                                                     -----------
                                                     $   859,278
                                                     -----------

   The accompanying notes are an integral part of these financial statements. 35

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Shares                                                       Value
           Insurance (Property/Casualty) - 1.7%
  16,500   Skandia Forsakrings AB                      $   435,983
                                                       -----------
           Investment Management - 2.0%
  26,500   Amvescap Plc                                $   418,172
     900   Consors Discount Broker AG*                      80,940
                                                       -----------
                                                       $   499,112
                                                       -----------
           Total Financial                             $ 4,925,979
                                                       -----------
           Healthcare - 8.6%
           Biotechnology - 1.7%
   2,500   Celltech Chiroscience Plc*                  $    48,036
   2,200   Qiagen NV*                                      382,157
                                                       -----------
                                                       $   430,193
                                                       -----------
           Healthcare (Drugs/Major Pharmaceuticals) - 6.2%
  13,100   Glaxo Wellcome Plc                          $   381,330
     230   Novartis AG                                     364,312
     200   Novartis AG (A.D.R.)                              8,000
      41   Roche Holdings AG                               399,105
  30,500   Smithkline Beecham Plc                          399,616
                                                       -----------
                                                       $ 1,552,363
                                                       -----------
           Healthcare (Medical Products/Supplies) - 0.7%
  50,000   Biora AB*                                   $   178,612
                                                       -----------
           Total Healthcare                            $ 2,161,168
                                                       -----------
           Technology - 25.4%
           Communications Equipment - 7.7%
   4,500   Alcatel SA                                  $   295,146
  28,800   Telefonaktiebologet LM Ericsson                 569,925
  20,800   Nokia Oyj                                     1,061,398
                                                       -----------
                                                       $ 1,926,469
                                                       -----------
           Computers (Hardware) - 0.5%
   1,500   JUMPtec Industrielle Computertechnik AG*    $   131,749
                                                       -----------
           Computers (Networking) - 2.0%
   4,900   Equant NV*                                  $   199,097
     645   Intershop Communications AG*                    294,898
                                                       -----------
                                                       $   493,995
                                                       -----------
           Computers (Software & Services) - 9.2%
   2,650   Autonomy Corporation Plc*                   $   318,000
   2,400   Brokat Infosystems AG*                          186,739
   1,100   Cap Gemini SA                                   193,756
   7,833   Dassault Systemes SA*                           730,617
   6,800   Framtidsfabriken AB*                             93,695
     830   GFT Technologies AG*                            146,594
   5,100   Lernout & Hauspie Speech Products NV*           224,719
   3,000   Ser System AG                                   113,132
   4,500   Tietoenator Oyj (B Shares)                      150,151
  29,000   TJ Group Oyj*                                   139,816
                                                       -----------
                                                       $ 2,297,219
                                                       -----------
           Electronics (Semiconductors) - 3.4%
   1,700   Infineon Technologies AG*                   $   135,520
   3,300   NXT Plc*                                         51,425
   3,160   STMicroelectronics NV                           199,112
   3,000   Siemens AG                                      450,523
                                                       -----------
                                                       $   836,580
                                                       -----------

Shares                                                       Value
           Services (Computer Systems) - 1.5%
  13,410   Getronics NV                                $   206,761
   1,800   Ingenico SA                                     161,192
                                                       -----------
                                                       $   367,953
                                                       -----------
           Services (Data Processing) - 1.1%
  10,000   Infonet Services Corp.*                     $   119,375
  31,880   Merkantildata ASA*                              163,906
                                                       -----------
                                                       $   283,281
                                                       -----------
           Total Technology                            $ 6,337,246
                                                       -----------
           Utilities - 0.9%
           Electric Companies - 0.9%
  12,500   Union Electrica Fenosa SA                   $   226,145
                                                       -----------
           Total Utilities                             $   226,145
                                                       -----------
           Total Common Stocks
           (Cost $22,725,899)                          $23,440,499
                                                       -----------
           TOTAL INVESTMENT IN SECURITIES
           (Cost $23,102,221) (a)                      $23,799,037
                                                       -----------

Principal
Amount
              TEMPORARY CASH INVESTMENT - 4.8%
              Repurchase Agreement - 4.8%
$1,200,000    Credit Suisse First Boston Group, Inc.,
               6.5%, dated 6/30/00, repurchase price
               of $1,200,000 plus accrued interest on
               7/3/00, collateralized by $1,232,000
               U.S. Treasury Notes, 5.25%, 5/31/01      $ 1,200,000
                                                        -----------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $1,200,000)                         $ 1,200,000
                                                        -----------
              TOTAL INVESTMENT IN SECURITIES AND
              TEMPORARY CASH INVESTMENT - 100.0%
              (Cost $24,302,221)                        $24,999,037
                                                        ===========

*    Non-income producing security.

(a) Distribution of investments by country of issue, as a percentage of equity holdings, is as follows:

  United Kingdom       23.8%
  France               18.2
  Switzerland          10.5
  Germany               9.6
  Italy                 8.0
  Netherlands           7.9
  Finland               6.8
  Sweden                5.4
  Spain                 4.5
  Norway                2.0
  United States         1.9
  Belgium               1.0
  Portugal              0.4
                      -----
                      100.0%
                      =====

36 The accompanying notes are an integral part of these financial statements.

Pioneer International Growth VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                          Value
            PREFERRED STOCKS - 3.3%
   76,179   News Corp., Ltd.                              $   918,695
   10,000   Petrobras Brasileiros SA                          302,190
    4,500   SAP AG                                            827,396
    3,000   Telemig Celular Participacoes (A.D.R.)*           214,500
                                                          -----------
            TOTAL PREFERRED STOCKS
            (Cost $1,727,163)                             $ 2,262,781
                                                          -----------
            COMMON STOCKS - 96.7%
            Basic Materials - 5.5%
            Chemicals (Diversified) - 2.3%
   15,432   Aventis SA                                    $ 1,120,605
  100,000   WMC Ltd.                                          446,923
                                                          -----------
                                                          $ 1,567,528
                                                          -----------
            Construction (Cement & Aggregates) - 1.4%
   55,002   Cemex, SA                                     $   257,804
      600   Holderbank Financiere Glarus Ltd.
              (Bearer Shares)                                 735,587
                                                          -----------
                                                          $   993,391
                                                          -----------
            Metals Mining - 0.8%
   32,000   Rio Tinto Plc                                 $   522,877
                                                          -----------
            Paper & Forest Products - 1.0%
   27,000   UPM-Kymmene Corp.                             $   670,200
                                                          -----------
            Total Basic Materials                         $ 3,753,996
                                                          -----------
            Capital Goods - 5.0%
            Electrical Equipment - 1.2%
    6,000   ABB Ltd.                                      $   718,117
    4,000   Densei-Lambda KK*                                  82,363
                                                          -----------
                                                          $   800,480
                                                          -----------
            Engineering & Construction - 0.3%
      300   Bouygues SA                                   $   200,487
                                                          -----------
            Machinery (Diversified) - 0.7%
  130,000   Invensys Plc                                  $   486,792
                                                          -----------
            Office Equipment & Supplies - 2.3%
   23,000   Canon, Inc.                                   $ 1,144,419
    9,000   Societe BIC SA                                    440,785
                                                          -----------
                                                          $ 1,585,204
                                                          -----------
            Trucks & Parts - 0.5%
    6,500   Valeo                                         $   347,511
                                                          -----------
            Total Capital Goods                           $ 3,420,474
                                                          -----------
            Communication Services - 17.8%
            Cellular/Wireless Telecommunications - 6.5%
    6,000   Ceske Radiokomunikace (G.D.R.) (144A)*        $   267,000
    1,000   China Telecom Hong Kong Ltd. (A.D.R.)*            177,813
   13,000   Libertel NV*                                      197,957
       45   NTT DoCoMo, Inc.                                1,217,076
    7,000   SK Telecom Co., Ltd. (A.D.R.)                     254,188
   18,000   Sonera Group Plc                                  820,565
  376,000   Vodafone AirTouch Plc                           1,530,260
                                                          -----------
                                                          $ 4,464,859
                                                          -----------

Shares                                                          Value
            Telecommunications (Long Distance) - 2.1%
   47,000   Cable & Wireless Plc                          $   794,996
   15,000   COLT Telecom Group Plc*                           501,997
    4,000   KPNQWest NV*                                      157,335
                                                          -----------
                                                          $ 1,454,328
                                                          -----------
            Telephone - 9.2%
   55,514   British Telecom Plc                           $   715,594
   13,000   Deutsche Telekom AG                               738,337
   24,000   Global Telesystems, Inc.*                         289,500
    5,500   Hellenic Telecommunication Organization SA        134,760
   11,000   Koninklijke KPN NV*                               492,005
    4,000   Korea Telecom Corp. (A.D.R.)                      193,500
    4,000   Mobistar SA*                                      132,780
       60   Nippon Telegraph & Telephone Corp.*               797,248
    5,000   NTL Inc.*                                         299,375
    2,000   Philippine Long Distance Telephone Co.
              (A.D.R.)                                         35,500
      700   Swisscom AG                                       242,437
   55,000   Telecom Italia SpA                                364,934
   30,000   Telecom Italia Mobile SpA                         305,313
   63,000   Telefonica SA*                                  1,353,288
    3,000   Telefonos de Mexico SA (A.D.R.)                   171,375
                                                          -----------
                                                          $ 6,265,946
                                                          -----------
            Total Communication Services                  $12,185,131
                                                          -----------
            Consumer Cyclicals - 10.9%
            Auto Parts & Equipment - 0.9%
    6,000   AutoLiv Inc. (Swedish Depositary Receipt)     $   146,972
   36,000   GKN Plc                                           458,333
                                                          -----------
                                                          $   605,305
                                                          -----------
            Automobiles - 2.9%
   29,000   Bayerische Motoren Werke AG                   $   883,193
   25,000   Renault SA*                                     1,136,093
                                                          -----------
                                                          $ 2,019,286
                                                          -----------
            Consumer (Jewelry, Novelties & Gifts) - 0.1%
    3,000   Bulgari SpA                                   $    40,097
                                                          -----------
            Distributors (Durables) - 0.4%
   60,000   Itochu Corp.*                                 $   302,502
                                                          -----------
            Hardware & Tools - 1.0%
   52,000   Makita Corp.                                  $   495,425
   30,000   Wolseley Plc                                      162,945
                                                          -----------
                                                          $   658,370
                                                          -----------
            Household Furnishings & Appliances - 1.4%
   10,000   Sony Corp.                                    $   932,950
                                                          -----------
            Leisure Time (Products) - 0.9%
   70,000   Berjaya Sports Toto Bhd.                      $   114,211
   82,000   Tabcorp Holdings Ltd.                             470,785
                                                          -----------
                                                          $   584,996
                                                          -----------

   The accompanying notes are an integral part of these financial statements. 37

Pioneer International Growth VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Shares                                                        Value
            Publishing (Newspapers) - 1.2%
   13,800   Naspers Ltd.                                $   114,915
   80,000   Reed International Plc                          696,563
                                                        -----------
                                                        $   811,478
                                                        -----------
            Retail (General Merchandise) - 0.0%
       50   Ryohin Keikaku Co., Ltd.                    $     6,361
                                                        -----------
            Retail (Specialty-Apparel) - 0.2%
  100,000   Giordano International Ltd.                 $   152,011
                                                        -----------
            Services (Advertising/Marketing) - 0.2%
      200   Publigroupe SA                              $   149,569
                                                        -----------
            Services (Commercial & Consumer) - 0.9%
    7,000   Vivendi                                     $   617,834
                                                        -----------
            Textiles (Apparel) - 0.8%
    6,000   Gucci Group NV (NY Shares)                  $   568,500
                                                        -----------
            Total Consumer Cyclicals                    $ 7,449,259
                                                        -----------
            Consumer Staples - 8.9%
            Beverages (Non-Alcoholic) - 0.8%
   80,000   Cadbury Schweppes Plc                       $   526,204
                                                        -----------
            Broadcasting (Television/Radio/Cable) - 3.1%
    2,500   Canal Plus                                  $   420,068
    4,000   EM TV & Merchandising AG*                       236,766
    5,500   Grupo Televisa, SA (A.D.R.)*                    379,156
    3,000   Nippon Broadcasting System Inc.                 184,611
   19,000   Reuters Group Plc                               325,693
   21,000   United Pan-Europe Communications NV*            549,134
                                                        -----------
                                                        $ 2,095,428
                                                        -----------
            Entertainment - 0.5%
   70,000   Manchester United Plc                       $   370,408
                                                        -----------
            Foods - 3.1%
    6,400   Groupe Danone*                              $   849,301
  164,625   JG Summit Holdings Inc.                          12,180
      310   Nestle SA                                       620,437
   31,300   Tata Tea Ltd. (G.D.S.) (144A)*                  230,838
    9,000   Unilever NV (NY Shares)                         387,000
                                                        -----------
                                                        $ 2,099,756
                                                        -----------
            Household Products (Non-Durables) - 1.1%
   25,000   Kao Corp.                                   $   763,323
                                                        -----------
            Retail (Drug Stores) - 0.3%
   28,000   Boots Company Plc                           $   212,660
                                                        -----------
            Total Consumer Staples                      $ 6,067,779
                                                        -----------
            Energy - 4.9%
            Oil (International Integrated) - 1.0%
   80,000   Shell Transport & Trading Co.               $   676,592
                                                        -----------
            Oil & Gas (Production/Exploration) - 1.5%
  290,000   Lasmo Plc                                   $   613,161
    7,000   Petrochina Co. Ltd. (A.D.R.)*                   146,563
   42,000   Saipem SpA                                      248,604
                                                        -----------
                                                        $ 1,008,328
                                                        -----------

Shares                                                        Value
            Oil & Gas (Refining & Marketing) - 2.4%
   96,000   ENI SpA                                     $   554,490
    7,296   Total Fina Elf SA                             1,118,660
                                                        -----------
                                                        $ 1,673,150
                                                        -----------
            Total Energy                                $ 3,358,070
                                                        -----------
            Financial - 11.9%
            Banks (Major Regional) - 3.5%
   45,000   Banca Popolare di Milano                    $   324,359
   40,000   Banco Santander Central Hispano, SA             421,978
  150,000   Bangkok Bank Ltd. (Foreign Shares)*             183,791
   80,000   Bipop-Carire SpA                                629,339
   29,075   Development Bank of Singapore Ltd.              373,749
   12,000   National Australia Bank Ltd.                    200,213
   18,000   Svenska Handelbanken                            261,284
                                                        -----------
                                                        $ 2,394,713
                                                        -----------
            Banks (Money Center) - 2.6%
   14,000   Barclays Plc                                $   346,738
    4,000   Credit Lyonnais SA*                             190,176
   65,000   Lloyds TSB Group Plc                            617,587
   37,000   Royal Bank of Scotland Group                    614,651
                                                        -----------
                                                        $ 1,769,152
                                                        -----------
            Financial (Diversified) - 1.5%
   20,000   Cheung Kong Holdings Ltd.                   $   221,282
   11,000   Fortis NV                                       320,197
    9,580   Nichiei Co., Ltd.                               157,086
   55,000   Swire Pacific Ltd.                              321,724
                                                        -----------
                                                        $ 1,020,289
                                                        -----------
            Insurance (Multi-Line) - 3.7%
    6,500   Axa                                         $ 1,023,916
   35,000   Prudential Corp. Plc                            511,529
   58,000   Riunione Adriatica di Sicurta SpA               637,893
      730   Zurich Allied AG                                360,671
                                                        -----------
                                                        $ 2,534,009
                                                        -----------
            Investment Management - 0.6%
   13,000   Ashi Bank Ltd.                              $    54,639
   27,000   Daiwa Securities Group, Inc.                    356,217
                                                        -----------
                                                        $   410,856
                                                        -----------
            Total Financial                             $ 8,129,019
                                                        -----------
            Healthcare - 3.6%
            Healthcare (Drugs/Major Pharmaceuticals) - 3.1%
   22,000   Glaxo Wellcome Plc                          $   640,403
      300   Novartis AG                                     475,189
    6,000   Schering AG                                     337,735
   50,000   Smithkline Beecham Plc                          655,108
                                                        -----------
                                                        $ 2,108,435
                                                        -----------
            Healthcare (Medical Products/Supplies) - 0.5%
   10,000   Terumo Corp.                                $   338,312
                                                        -----------
            Total Healthcare                            $ 2,446,747
                                                        -----------

38 The accompanying notes are an integral part of these financial statements.

Pioneer International Growth VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                        Value
           Technology - 25.5%
           Computers (Software & Services) - 1.8%
  4,000    Check Point Software Technologies Ltd.*      $   847,000
  8,000    Lernout & Hauspie Speech Products NV*            352,500
                                                        -----------
                                                        $ 1,199,500
                                                        -----------
           Services (Data Processing) - 0.5%
 16,000    Infonet Services Corp.*                      $   191,000
 31,000    Merkantildata ASA                                159,382
                                                        -----------
                                                        $   350,382
                                                        -----------
           Communications Equipment - 6.3%
  8,000    Alcatel (A.D.R.)                             $   532,000
 32,000    China Unicom Ltd.*                                67,937
  5,000    China Unicom Ltd. (A.D.R.)*                      106,250
  4,000    Matsushita Communication Industrial, Ltd.        466,664
 33,000    Nokia Oyj                                      1,683,948
  9,000    Nortel Networks Corp.                            624,611
 40,000    Telefonaktiebologet LM Ericsson                  791,563
                                                        -----------
                                                        $ 4,272,973
                                                        -----------
           Computers (Hardware) - 0.8%
 83,283    Compal Electronics Corp.                     $   204,650
  1,000    Samsung Electronics Co.                          330,934
                                                        -----------
                                                        $   535,584
                                                        -----------
           Computers (Networking) - 0.8%
  8,000    Equant NV*                                   $   325,056
 75,000    Stepstone ASA*                                   247,450
                                                        -----------
                                                        $   572,506
                                                        -----------
           Computers (Software & Services) - 3.0%
  5,000    Autonomy Corp. Plc*                          $   600,000
  3,000    Dassault Systemes SA                             279,823
  6,000    FI Systems*                                      241,157
  5,700    Softbank Corp.                                   773,500
 44,000    Sunevision Holdings Ltd.*                         35,277
    700    Trans Cosmos Inc.                                105,018
                                                        -----------
                                                        $ 2,034,775
                                                        -----------
           Electronics (Semiconductors) - 11.3%
160,000    Elec & Eltek International Co. Ltd.          $   401,600
 15,000    Fujitsu Ltd.                                     518,777
 15,000    Hyundai Electronics Industries Co., Ltd.*        295,957
 28,000    Koninklijke Philips Electronics NV             1,320,542
  3,000    Rohm Co., Ltd.                                   876,408
  8,000    Siemens AG                                     1,201,395
 15,000    STMicroelectronics NV                            945,153
 59,008    Taiwan Semiconductor Manufacturing Co.           280,396
  8,000    Tokyo Electron, Ltd.                           1,094,661
 78,000    Toshiba Corp.                                    879,857
                                                        -----------
                                                        $ 7,814,746
                                                        -----------
           Services (Computer Systems) - 1.0%
 20,000    Baltimore Technologies Plc*                  $   152,127
 15,000    Bull SA*                                         131,462
 24,000    Getronics NV                                     370,042
                                                        -----------
                                                        $   653,631
                                                        -----------
           Total Technology                             $17,434,097
                                                        -----------

Shares                                                        Value
           Transportation - 1.4%
           Railroads - 0.9%
 40,000    Railtrack Group Plc                          $   620,310
                                                        -----------
           Shipping - 0.5%
 40,000    Peninsular & Orient Steam Navigation Co.     $   341,927
                                                        -----------
           Total Transportation                         $   962,237
                                                        -----------
           Utilities - 1.3%
           Electric Companies - 1.3%
 59,125    British Energy Plc                           $   160,569
 66,000    British Energy Plc (Deferred Shares)
             (144A)*                                              0
 20,000    Endesa SA                                        387,417
 40,000    Scottish Power Plc                               338,296
                                                        -----------
           Total Utilities                              $   886,282
                                                        -----------
           TOTAL COMMON STOCKS
           (Cost $56,270,153)                           $66,093,091
                                                        -----------
           TOTAL INVESTMENT IN SECURITIES - 100.0%
           (Cost $57,997,316) (a)                       $68,355,872
                                                        ===========

*    Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2000, the value of these securities amounted to $497,838 or 0.7% of total net assets.

(a) Distribution of investments by country of issue, as a percentage of equity holdings, is as follows:

United Kingdom                          20.7%
Japan                                   16.9
France                                  14.5
Netherlands                              6.4
Germany                                  6.2
Switzerland                              4.8
Finland                                  4.6
Italy                                    4.5
Spain                                    3.2
Australia                                3.0
Sweden                                   1.8
United States                            1.6
Hong Kong                                1.6
South Korea                              1.6
Israel                                   1.2
Mexico                                   1.2
Singapore                                1.1
Others (individually less than 1%)       5.1
                                       -----
                                       100.0%
                                       =====

   The accompanying notes are an integral part of these financial statements. 39

Pioneer Science & Technology VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                        Value
           COMMON STOCKS - 86.1%
           Capital Goods - 5.5%
           Electrical Equipment - 5.5%
   1,500   Kemper Corp.*                                 $   37,594
     300   Power-One, Inc.*                                  34,181
     500   Sanmina Corp.*                                    42,750
   1,600   SCI Systems, Inc.*                                62,700
   1,400   Solectron Corp.*                                  58,625
                                                         ----------
           Total Capital Goods                           $  235,850
                                                         ----------
           Communication Services - 0.9%
           Cellular/Wireless Telecommunications - 0.5%
     300   Western Wireless Corp.*                       $   16,350
                                                         ----------
           Telephone - 0.4%
     400   Qwest Communications International, Inc.      $   19,875
                                                         ----------
           Total Communication Services                  $   36,225
                                                         ----------
           Healthcare - 3.3%
           Biotechnology - 3.3%
     600   ImClone Systems, Inc.*                        $   45,863
     300   Millennium Pharmaceuticals, Inc.*                 33,563
     250   Protein Design Labs, Inc.*                        41,238
     300   QLT Phototherapeutics, Inc.*                      23,194
                                                         ----------
           Total Healthcare                              $  143,858
                                                         ----------
           Technology - 76.4%
           Communications Equipment - 10.9%
     300   Centillium Communications Inc.*               $   20,700
     250   Ciena Corp.*                                      41,672
     300   Exfo Electro-Optical Engineering, Inc.*           13,163
   1,200   Harmonic, Inc.*                                   29,700
     800   Lucent Technologies, Inc.*                        47,400
   1,050   Motorola Inc.                                     30,516
     300   New Focus, Inc.*                                  24,638
     300   Next Level Communication, Inc.*                   25,725
     800   Nokia Oyj (A.D.R.)                                39,950
   1,000   Northern Telecom Ltd.                             68,250
     400   ONI Systems Corp.*                                46,881
     450   Qualcomm Inc.*                                    27,000
     600   RF Micro Devices Inc.*                            52,575
                                                         ----------
                                                         $  468,170
                                                         ----------
           Computers (Hardware) - 3.4%
   1,500   Compaq Computer Corp.                         $   38,344
     900   Dell Computer Corp.*                              44,381
     700   Sun Microsystems, Inc.*                           63,656
                                                         ----------
                                                         $  146,381
                                                         ----------
           Computers (Networking) - 7.2%
   2,100   Cabletron Systems, Inc.*                      $   53,025
   1,000   Cisco Systems, Inc.*                              63,563
   1,000   EMC Corp.*                                        76,938
     600   Stratos Lightwave, Inc.*                          16,725
     400   Sycamore Networks Inc.*                           44,150
     800   Worldgate Communications, Inc.*                   14,200
     900   Xircom Inc.*                                      42,750
                                                         ----------
                                                         $  311,351
                                                         ----------

Shares                                                        Value
           Computers (Software & Services) - 10.9%
     500   Ariba, Inc.*                                  $   49,023
   1,300   Citrix Systems, Inc.*                             24,619
     500   E.Piphany Inc.*                                   53,594
     600   Legato Systems, Inc.*                              9,075
   1,800   Lernout & Hauspie Speech Products NV*             79,310
     200   Microsoft Corp.*                                  16,000
   1,000   Oracle Corp.*                                     84,063
   3,900   Parametric Technology Co.*                        42,900
   1,200   Synopsys, Inc.*                                   41,475
     300   StorageNetworks, Inc.*                            27,075
   1,100   Wind River Systems*                               41,663
                                                         ----------
                                                         $  468,797
                                                         ----------
           Electronics (Component Distributors) - 2.7%
     700   Flextronics International, Ltd.*              $   48,081
     400   Marvell Technology Group Ltd.*                    22,800
     250   PMC - Sierra Inc.*                                44,422
                                                         ----------
                                                         $  115,303
                                                         ----------
           Electronics (Semiconductors) - 23.3%
   2,100   Adaptec, Inc.*                                $   47,775
     700   Altera Corp.*                                     71,356
     500   Applied Micro Circuits Corp.*                     49,375
     250   Broadcom Co.*                                     54,734
     450   Cree Inc.*                                        60,075
   2,000   Integrated Circuit Systems, Inc.*                 34,250
   1,200   Intel Corp.                                      160,422
     500   JDS Uniphase Corp.*                               59,938
     150   Linear Technology Corp.                            9,591
   1,200   Micron Technology, Inc.*                         105,675
     500   Pixelworks, Inc.*                                 11,375
   1,300   Sandisk Corp.*                                    79,544
     600   Semtech Corp*                                     45,891
   1,200   SGC Holding Corp.*                                26,250
   1,000   Texas Instruments, Inc.                           68,688
     900   Vitesse Semiconductor Corp.*                      66,206
     300   Waters Corp.*                                     37,444
     200   Xilinx, Inc.*                                     16,513
                                                         ----------
                                                         $1,005,102
                                                         ----------
           Equipment (Semiconductors) - 18.0%
   1,000   Applied Materials, Inc.*                      $   90,625
   1,200   ASM Lithography Holdings NV*                      52,950
   1,000   ATMI, Inc.*                                       46,500
     800   Cymer, Inc.*                                      38,200
     600   DuPont Photomasks, Inc.*                          41,100
     600   EMCORE Corp.*                                     72,000
     900   HI/FN Inc.*                                       39,938
     300   Infineon Technologies AG (A.D.R.)*                23,775
   1,100   Lam Research Corp.*                               41,250
   1,500   Novellus Systems, Inc.*                           84,843
     950   Photon Dynamics Inc.*                             70,953
   1,000   PRI Automation, Inc.*                             65,391
     600   Teradyne, Inc.*                                   44,100

40 The accompanying notes are an integral part of these financial statements.

Pioneer Science & Technology VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                    Value
             Equipment (Semiconductors) - (continued)
   850       Veeco Instruments, Inc.*                $   62,262
                                                     ----------
                                                     $  773,887
                                                     ----------
             Total Technology                        $3,288,991
                                                     ----------
             TOTAL COMMON STOCKS
             (Cost $3,374,512)                       $3,704,924
                                                     ----------

Principal
Amount
             TEMPORARY CASH INVESTMENT - 13.9%
             Repurchase Agreement - 13.9%
$600,000     Chase Manhattan Credit Corp., 6.0%,
               dated 6/30/00, repurchase price of
               $600,000 plus accrued interest on
               7/3/00, collateralized by $608,000
               U.S. Treasury Notes, 4.5%, 1/31/01.   $  600,000
                                                     ----------
             TOTAL TEMPORARY CASH INVESTMENT
             (Cost $600,000)                         $  600,000
                                                     ----------
             TOTAL INVESTMENT IN SECURITIES - 100.0%
             (Cost $3,974,512)                       $4,304,924
                                                     ==========

*    Non-income producing security.

   The accompanying notes are an integral part of these financial statements. 41

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                       Value
            COMMON STOCKS - 96.7%
            Basic Materials - 4.4%
            Aluminum - 0.7%
   28,000   Alcoa, Inc.                               $    812,000
                                                      ------------
            Chemicals - 0.8%
   30,000   IMC Global Inc.                           $    390,000
   13,000   Rohm & Haas Co.                                448,500
                                                      ------------
                                                      $    838,500
                                                      ------------
            Chemicals (Specialty) - 1.7%
   34,000   Borden Chemicals & Plastics, L.P.*        $    140,250
   33,500   Hercules, Inc.                                 471,094
   84,000   Wellman, Inc.                                1,359,750
                                                      ------------
                                                      $  1,971,094
                                                      ------------
            Paper & Forest Products - 1.2%
   29,000   Bowater, Inc.                             $  1,279,619
                                                      ------------
            Total Basic Materials                     $  4,901,213
                                                      ------------
            Capital Goods - 7.6%
            Aerospace/Defense - 0.7%
   17,000   General Dynamics Corp.                    $    888,250
                                                      ------------
            Electrical Equipment - 1.5%
   16,800   Molex Inc.                                $    808,500
   14,500   SCI Systems, Inc.*                             568,219
    8,300   Vishay Intertechnology, Inc.*                  314,881
                                                      ------------
                                                      $  1,691,600
                                                      ------------
            Machinery (Diversified) - 1.6%
   14,500   Deere & Co.                               $    536,500
   58,600   Kaydon Corp.                                 1,230,600
                                                      ------------
                                                      $  1,767,100
                                                      ------------
            Manufacturing (Specialized) - 0.8%
   16,500   Sealed Air Corp.*                         $    864,188
                                                      ------------
            Metal Fabricators - 1.2%
   65,000   Brush Engineered Materials Inc.           $  1,015,625
   10,000   Penn Engineering & Manufacturing Corp.         352,500
                                                      ------------
                                                      $  1,368,125
                                                      ------------
            Waste Management - 1.7%
  100,000   Waste Management Inc.                     $  1,900,000
                                                      ------------
            Total Capital Goods                       $  8,479,263
                                                      ------------
            Communication Services - 1.6%
            Telephone - 1.6%
   25,200   Century Telephone Enterprises, Inc.       $    724,500
   10,000   Telephone and Data Systems, Inc.             1,002,500
                                                      ------------
            Total Communication Services              $  1,727,000
                                                      ------------
            Consumer Cyclicals - 11.8%
            Auto Parts & Equipment - 0.7%
   16,700   ITT Industries                            $    507,263
   14,000   Lear Corp.*                                    280,000
                                                      ------------
                                                      $    787,263
                                                      ------------
            Household Furnishings & Appliances - 0.7%
   31,400   Ethan Allen Interiors, Inc.               $    753,600
                                                      ------------

Shares                                                       Value
            Leisure Time (Products) - 1.6%
  129,000   Mattel, Inc.                              $  1,701,186
                                                      ------------
            Publishing - 1.0%
   50,000   Primedia, Inc.*                           $  1,137,500
                                                      ------------
            Retail (Computers & Electronics) - 0.5%
   12,000   Radioshack Corp.                          $    568,500
                                                      ------------
            Retail (Discounters) - 0.8%
   47,000   Family Dollar Stores, Inc.                $    919,440
                                                      ------------
            Retail (General Merchandise) - 0.5%
   76,000   Kmart Corp.*                              $    517,750
                                                      ------------
            Retail (Specialty) - 3.7%
   16,000   Blockbuster, Inc.                         $    155,000
   84,000   Borders Group, Inc.*                         1,307,250
   78,000   Cole National Corp.                            546,000
  104,700   OfficeMax, Inc.*                               523,500
  165,500   Venator Group, Inc.*                         1,696,375
                                                      ------------
                                                      $  4,228,125
                                                      ------------
            Retail (Specialty-Apparel) - 0.6%
   19,000   AnnTaylor Stores Corp.*                   $    629,375
                                                      ------------
            Services (Commercial & Consumer) - 1.7%
   45,600   Regis Corp.                               $    570,000
   36,000   Sabre Group Holdings, Inc.                   1,026,000
   72,500   Stewart Enterprises, Inc.                      256,016
                                                      ------------
                                                      $  1,852,016
                                                      ------------
            Total Consumer Cyclicals                  $ 13,094,755
                                                      ------------
            Consumer Staples - 9.1%
            Broadcasting (Television/Radio/Cable) - 0.7%
   33,000   USA Networks Inc.*                        $    713,625
                                                      ------------
            Entertainment - 2.5%
   39,500   Viacom, Inc. (Class B) (Non-voting)*      $  2,693,406
                                                      ------------
            Foods - 0.3%
   15,000   Ralston-Ralston Purina Group              $    299,063
    5,300   Tyson Foods, Inc.                               46,375
                                                      ------------
                                                      $    345,438
                                                      ------------
            Housewares - 1.3%
   60,000   Newell Co.                                $  1,545,000
                                                      ------------
            Restaurants - 1.4%
  102,200   Lone Star Steakhouse & Saloon, Inc.*      $  1,034,775
   17,000   McDonald's Corp.                               559,938
                                                      ------------
                                                      $  1,594,713
                                                      ------------
            Retail Stores (Food Chains) - 0.7%
   33,500   Kroger Co.*                               $    739,094
                                                      ------------
            Services (Employment) - 0.9%
  111,700   Modis Professional Services Inc.*         $    991,338
                                                      ------------
            Specialty Printing - 1.3%
   93,800   John H. Harland Co.                       $  1,401,136
                                                      ------------
            Total Consumer Staples                    $ 10,023,750
                                                      ------------
            Energy - 9.2%
            Oil (Domestic Integrated) - 1.0%
   47,600   Conoco, Inc.                              $  1,047,200
                                                      ------------

42 The accompanying notes are an integral part of these financial statements.

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                           Value
            Oil & Gas (Drilling & Equipment) - 3.8%
   75,000   R&B Falcon Corp.*                              $ 1,767,188
   25,000   Transocean Sedco Forex Inc.                      1,335,938
   27,000   Weatherford International, Inc.*                 1,074,938
                                                           -----------
                                                           $ 4,178,064
                                                           -----------
            Oil & Gas (Production/Exploration) - 3.8%
   20,700   Anadarko Petroleum Corp.                       $ 1,020,769
   19,000   Apache Corp.                                     1,117,438
   27,000   Burlington Resources, Inc.                       1,032,750
   69,000   Ocean Energy Inc.*                                 978,938
                                                           -----------
                                                           $ 4,149,895
                                                           -----------
            Oil & Gas (Refining & Marketing) - 0.6%
   24,900   Tosco Corp.                                    $   704,979
                                                           -----------
            Total Energy                                   $10,080,138
                                                           -----------
            Financial - 14.6%
            Banks (Major Regional) - 0.6%
   14,000   Comerica, Inc.                                 $   628,250
                                                           -----------
            Banks (Regional) - 2.4%
   27,000   Marshall & Ilsley Corp.                        $ 1,120,500
   39,800   North Fork Bancorporation, Inc.                    601,975
   35,200   TCF Financial Corp.                                904,200
                                                           -----------
                                                           $ 2,626,675
                                                           -----------
            Consumer Finance - 0.9%
   31,000   Countrywide Credit Industries, Inc.            $   939,688
                                                           -----------
            Financial (Diversified) - 1.2%
   37,700   Axa Financial, Inc.                            $ 1,281,800
                                                           -----------
            Insurance (Multi-Line) - 1.1%
   18,800   Nationwide Financial Services, Inc.            $   618,050
   11,000   ReliaStar Financial Corp.                          576,813
                                                           -----------
                                                           $ 1,194,863
                                                           -----------
            Insurance (Property/Casualty) - 6.0%
   61,000   Ace Ltd.                                       $ 1,708,000
   16,500   Allmerica Financial Corp.                          864,188
   19,000   Exel Ltd.                                        1,028,375
   39,000   Financial Security Assurance Holdings, Ltd.      2,959,125
                                                           -----------
                                                           $ 6,559,688
                                                           -----------
            Investment Banking/Brokerage - 0.8%
   21,000   Bear Stearns Companies Inc.                    $   874,124
                                                           -----------
            Savings & Loan Companies - 1.6%
   54,000   Charter One Financial, Inc.                    $ 1,242,000
   21,000   Washington Mutual, Inc.                            606,375
                                                           -----------
                                                           $ 1,848,375
                                                           -----------
            Total Financial                                $15,953,463
                                                           -----------
            Healthcare - 8.7%
            Healthcare (Drugs - Generic & Other) - 1.7%
   21,000   Alza Corp.*                                    $ 1,241,624
   31,400   Mylan Laboratories Inc.                            573,050
                                                           -----------
                                                           $ 1,814,674
                                                           -----------

Shares                                                           Value
            Healthcare (Hospital Management) - 6.3%
  123,650   Columbia/HCA Healthcare Corp.                  $ 3,755,869
  130,700   Health Management Associates, Inc.*              1,707,269
   22,000   Lincare Holdings Inc.*                             541,750
   12,000   Wellpoint Health Networks Inc.*                    869,250
                                                           -----------
                                                           $ 6,874,138
                                                           -----------
            Healthcare (Medical Products/Supplies) - 0.7%
   13,000   Boston Scientific Corp.*                       $   285,188
   25,000   Sybron International Corp.*                        495,313
                                                           -----------
                                                           $   780,501
                                                           -----------
            Total Healthcare                               $ 9,469,313
                                                           -----------
            Technology - 19.8%
            Communications Equipment - 1.0%
    8,000   Alcatel (A.D.R.)                               $   532,000
   16,000   Andrew Corp.*                                      537,000
                                                           -----------
                                                           $ 1,069,000
                                                           -----------
            Computers (Hardware) - 5.5%
   17,000   Gateway 2000 Inc.*                             $   964,750
  133,000   NCR Corp.*                                       5,178,688
                                                           -----------
                                                           $ 6,143,438
                                                           -----------
            Computers (Networking) - 3.5%
   29,000   Cabletron Systems, Inc.*                       $   732,250
   10,500   Lycos, Inc.*                                       567,000
   12,500   Seagate Technology Inc.*                           687,500
  112,000   Storage Technology Corp.*                        1,225,000
   14,500   Xircom Inc.*                                       688,750
                                                           -----------
                                                           $ 3,900,500
                                                           -----------
            Computers (Software & Services) - 0.9%
    4,000   Storage Networks, Inc.*                        $   361,000
   17,000   Synopsys, Inc.*                                    587,563
                                                           -----------
                                                           $   948,563
                                                           -----------
            Electronics (Semiconductors) - 0.8%
   37,100   Adaptec, Inc.*                                 $   844,024
                                                           -----------
            Photography/Imaging - 4.4%
   15,000   Eastman Kodak Co.                              $   892,500
  135,000   Imation Corp.*                                   3,965,627
                                                           -----------
                                                           $ 4,858,127
                                                           -----------
            Services (Computer Systems) - 2.6%
    8,000   Investment Technology Group, Inc.*             $   340,500
   56,000   Keane, Inc.*                                     1,211,000
   41,000   SunGard Data Systems, Inc.*                      1,271,000
                                                           -----------
                                                           $ 2,822,500
                                                           -----------
            Services (Data Processing) - 1.1%
   14,500   Equifax Inc.                                   $   380,625
   16,500   First Data Corp.                                   818,813
                                                           -----------
                                                           $ 1,199,438
                                                           -----------
            Total Technology                               $21,785,590
                                                           -----------

   The accompanying notes are an integral part of these financial statements. 43

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Shares                                                         Value
              Utilities - 9.9%
              Electric Companies - 5.9%
  14,700      Allegheny Energy, Inc.                    $    402,413
  45,500      Citizens Utilities Co. (Class B)*              784,875
  46,100      CMS Energy Corp.                             1,019,963
  35,600      DPL, Inc.                                      780,975
  17,000      DQE, Inc.                                      671,500
  25,100      DTE Energy Co.                                 767,119
  11,000      Kansas City Power & Light Co.                  247,500
  29,000      NSTAR                                        1,179,934
  21,000      Houston Industries, Inc.                       620,813
                                                        ------------
                                                        $  6,475,092
                                                        ------------
              Natural Gas - 4.0%
  17,000      Dynegy Inc.                               $  1,161,313
  35,000      El Paso Energy Corp.                         1,782,813
  35,000      KeySpan Energy Corp.                         1,076,250
  20,900      Questar Corp.                                  404,937
                                                        ------------
                                                        $  4,425,313
                                                        ------------
              Total Utilities                           $ 10,900,405
                                                        ------------
              TOTAL COMMON STOCKS
              (Cost $99,371,449)                        $106,414,890
                                                        ------------

Principal
Amount
              TEMPORARY CASH INVESTMENT - 3.3%
              Commercial Paper - 3.3%
$3,624,000    Household Finance Corp., 6.88%, 7/3/00    $  3,624,000
                                                        ------------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $3,624,000)                         $  3,624,000
                                                        ------------
              TOTAL INVESTMENT IN SECURITIES - 100.0%
              (Cost $102,995,449)                       $110,038,890
                                                        ============

*    Non-income producing security.

44 The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                             Value
                  COMMON STOCKS - 99.0%
                  Basic Materials - 3.0%
                  Chemicals (Specialty) - 3.0%
      88,287      Minerals Technologies, Inc.               $  4,061,202
                                                            ------------
                  Total Basic Materials                     $  4,061,202
                                                            ------------
                  Capital Goods - 10.7%
                  Electrical Equipment - 4.0%
     152,980      Molex, Inc.                               $  5,354,300
                                                            ------------
                  Manufacturing (Specialized) - 6.7%
     171,400      Sealed Air Corp.*                         $  8,977,075
                                                            ------------
                  Total Capital Goods                       $ 14,331,375
                                                            ------------
                  Communication Services - 1.8%
                  Cellular/Wireless Telecommunications - 1.8%
      65,700      Crown Castle International Corp.*         $  2,398,050
                                                            ------------
                  Total Communication Services              $  2,398,050
                                                            ------------
                  Consumer Cyclicals - 13.2%
                  Leisure Time (Products) - 1.0%
      35,400      Harley-Davidson, Inc.                     $  1,362,900
                                                            ------------
                  Retail (Discounters) - 6.4%
     437,843      Dollar General Corp.                      $  8,537,939
                                                            ------------
                  Publishing (Newspapers) - 2.8%
      70,200      News Corporation Ltd. (A.D.R.)            $  3,825,900
                                                            ------------
                  Services (Commercial & Consumer) - 3.0%
     109,500      Cintas Corp.                              $  4,017,281
                                                            ------------
                  Total Consumer Cyclicals                  $ 17,744,020
                                                            ------------
                  Consumer Staples - 30.4%
                  Beverages (Non-Alcoholic) - 0.8%
      20,172      The Coca-Cola Co.                         $  1,158,629
                                                            ------------
                  Broadcasting (Television/Radio/Cable) - 12.2%
      96,400      Comcast Corp (Non-voting)*                $  3,904,200
     234,700      Infinity Broadcasting Corp.*                 8,551,881
      58,600      MediaOne Group, Inc.*                        3,886,264
                                                            ------------
                                                            $ 16,342,345
                                                            ------------
                  Foods - 4.7%
      78,888      Wrigley (Wm.) Jr. Co.                     $  6,325,832
                                                            ------------
                  Personal Care - 3.2%
     121,964      The Gillette Co.                          $  4,261,117
                                                            ------------
                  Restaurants - 4.0%
     163,052      McDonald's Corp.                          $  5,370,525
                                                            ------------
                  Retail (Drug Stores) - 5.5%
     229,014      Walgreen Co.                              $  7,371,389
                                                            ------------
                  Total Consumer Staples                    $ 40,829,837
                                                            ------------
                  Financial - 12.8%
                  Insurance (Multi-Line) - 1.7%
      19,720      American International Group, Inc.        $  2,317,100
                                                            ------------

Shares                                                             Value
                  Insurance (Property/Casualty) - 11.1%
         114      Berkshire Hathaway, Inc. (Class A)*       $  6,133,200
       1,298      Berkshire Hathaway, Inc. (Class B)*          2,284,480
      87,610      Progressive Corp.                            6,483,140
                                                            ------------
                                                            $ 14,900,820
                                                            ------------
                  Total Financial                           $ 17,217,920
                                                            ------------
                  Healthcare - 10.0%
                  Biotechnology - 3.8%
      99,731      Pharmacia Corp.                           $  5,154,846
                                                            ------------
                  Healthcare (Drugs/Major Pharmaceuticals) - 6.2%
      40,216      Merck & Co., Inc.                         $  3,081,551
     110,118      Pfizer, Inc.                                 5,285,664
                                                            ------------
                                                            $  8,367,215
                                                            ------------
                  Total Healthcare                          $ 13,522,061
                                                            ------------
                  Technology - 17.1%
                  Communications Equipment - 4.5%
     144,400      American Tower Corp.*                     $  6,019,675
                                                            ------------
                  Computers (Hardware) - 0.7%
      10,000      Sun Microsystems, Inc.*                   $    909,375
                                                            ------------
                  Computers (Peripherals) - 2.2%
      38,600      EMC Corp.*                                $  2,969,786
                                                            ------------
                  Computers (Software & Services) - 3.1%
      28,924      Microsoft Corp.*                          $  2,313,920
      22,800      Oracle Corp.*                                1,916,625
                                                            ------------
                                                            $  4,230,545
                                                            ------------
                  Electronics (Semiconductors) - 5.9%
      86,400      Linear Technology Corp.                   $  5,524,200
      34,500      Maxim Integrated Products Inc.*              2,343,845
                                                            ------------
                                                            $  7,868,045
                                                            ------------
                  Services (Data Processing) - 0.7%
      21,000      Paychex Inc.                              $    882,000
                                                            ------------
                  Total Technology                          $ 22,879,426
                                                            ------------
                  TOTAL COMMON STOCKS
                  (Cost $125,289,873)                       $132,983,891
                                                            ------------

Principal
Amount
                  TEMPORARY CASH INVESTMENT - 1.0%
                  Commercial Paper - 1.0%
$1,365,000        Household Finance Corp., 6.88%, 7/3/00    $  1,365,000
                                                            ------------
                  TOTAL TEMPORARY CASH INVESTMENT
                  (Cost $1,365,000)                         $  1,365,000
                                                            ------------
                  TOTAL INVESTMENT IN SECURITIES - 100.0%
                  (Cost $126,654,873)                       $134,348,891
                                                            ============

*    Non-income producing security.

   The accompanying notes are an integral part of these financial statements. 45

Pioneer Real Estate Growth VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                        Value
           COMMON STOCKS - 100.0%
           Real Estate Investment Trusts - 95.9%
 52,800    Archstone Communities Trust                  $ 1,112,100
 29,400    AvalonBay Communities, Inc.                    1,227,450
 23,200    Boston Properties, Inc.                          896,100
 31,200    Brandywine Realty Trust                          596,700
 25,500    Burnham Pacific Property, Inc.                   175,313
 26,600    Camden Property Trust                            781,375
 18,100    Catellus Development Corp.*                      271,500
  5,100    Centerpoint Properties Corp.                     207,825
 19,900    Charles E. Smith Residential Realty, Inc.        756,200
  2,400    Corporate Office Properties Trust                 22,050
 30,300    Cousins Properties, Inc.                       1,166,550
 33,900    Developers Diversified Realty Corp.              506,381
 53,500    Duke-Weeks Realty Corp.                        1,197,063
 20,000    Entertainment Properties Trust                   276,250
 68,757    Equity Office Properties Trust                 1,895,115
 23,500    Equity Residential Property Trust              1,081,000
 25,400    Essex Property Trust, Inc.                     1,066,800
 29,600    Franchise Finance Corporation of America         680,800
 29,100    Gables Residential Trust                         749,325
  9,700    General Growth Properties, Inc.                  307,975
 32,100    Home Properties of New York, Inc.                963,000
 64,290    Host Marriott Corp.                              602,719
  3,800    Kimco Realty Corp.                               155,800
 24,500    Liberty Property Trust                           635,469
 50,100    The Macerich Co.                               1,105,331
 18,300    Manufactured Home Communities Inc.               438,056
 32,100    Mission West Properties Inc.                     337,050
 16,300    Pacific Gulf Properties, Inc.                    408,519
 18,500    Parkway Properties, Inc.                         564,250
  8,300    Philips International Realty Corp.               144,213
 43,400    Prentiss Properties Trust                      1,041,600
 37,700    ProLogis Trust                                   803,481
 37,000    Public Storage, Inc.                             867,188
  1,615    Public Storage, Inc. (Depositary Shares)          33,511
 54,300    Reckson Associates Realty Corp.                1,289,625
 25,800    Simon Property Group, Inc.                       572,438
 16,700    Spieker Properties, Inc.                         768,200
 39,400    Starwood Hotels & Resorts Trust                1,282,963
 23,700    Vornado Realty Trust                             823,572
                                                        -----------
           Total Real Estate Investment Trusts          $27,810,857
                                                        -----------
           Real Estate Services - 4.1%
 66,400    Trizec Hahn Corp.                            $ 1,186,900
                                                        -----------
           Total Real Estate Services                   $ 1,186,900
                                                        -----------
           TOTAL INVESTMENT IN SECURITIES - 100.0%
           (Cost $27,092,890)                           $28,997,757
                                                        ===========

* Non-income producing security.

46 The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                        Value
           COMMON STOCKS - 99.7%
           Basic Materials - 2.4%
           Aluminum - 0.6%
  42,200   Alcoa, Inc.                                 $  1,223,800
                                                       ------------
           Chemicals - 0.7%
  27,354   E.I. du Pont de Nemours & Co.               $  1,196,738
   8,000   Rohm & Haas Co.                                  276,000
                                                       ------------
                                                       $  1,472,738
                                                       ------------
           Gold & Precious Metals Mining - 0.4%
  36,600   Newmont Mining Corp.                        $    791,475
                                                       ------------
           Iron & Steel - 0.0%
   2,300   Nucor Corp.                                 $     76,331
                                                       ------------
           Metals Mining - 0.6%
  25,000   Phelps Dodge Corp.                          $    929,688
  29,000   Rio Tinto Plc                                    473,856
                                                       ------------
                                                       $  1,403,544
                                                       ------------
           Paper & Forest Products - 0.1%
   5,400   Weyerhaeuser Co.                            $    232,200
                                                       ------------
           Total Basic Materials                       $  5,200,088
                                                       ------------
           Capital Goods - 3.3%
           Aerospace Defense - 1.0%
  15,600   Boeing Co.                                  $    652,275
   8,800   General Dynamics Corp.                           459,800
  46,000   Lockheed Martin Corp.                          1,141,375
                                                       ------------
                                                       $  2,253,450
                                                       ------------
           Electrical Equipment - 0.7%
  14,000   Emerson Electric Co.                        $    845,250
  11,100   General Electric Co.                             588,300
                                                       ------------
                                                       $  1,433,550
                                                       ------------
           Machinery (Diversified) - 0.6%
  22,200   Deere & Co.                                 $    821,400
  10,200   Ingersoll-Rand Co.                               410,550
                                                       ------------
                                                       $  1,231,950
                                                       ------------
           Manufacturing (Specialized) - 0.6%
   7,300   Diebold, Inc.                               $    203,488
  10,500   Illinois Tool Works, Inc.                        598,500
   9,200   Johnson Controls, Inc.                           472,075
                                                       ------------
                                                       $  1,274,063
                                                       ------------
           Office Equipment & Supplies - 0.4%
  18,600   Canon Inc. (A.D.R.)                         $    936,975
                                                       ------------
           Total Capital Goods                         $  7,129,988
                                                       ------------
           Communication Services - 11.6%
           Cellular/Wireless Telecommunications - 1.3%
   5,000   AT&T Wireless Group*                        $    139,375
  44,800   Sprint Corp. (PCS)*                            2,665,600
                                                       ------------
                                                       $  2,804,975
                                                       ------------
           Telecommunications (Long Distance) - 1.4%
  58,500   Sprint Corp.                                $  2,983,500
                                                       ------------

Shares                                                        Value
           Telephone - 8.9%
  14,123   Alltel Corp.                                $    874,743
  50,300   Bell Atlantic Corp.                            2,555,869
  82,600   BellSouth Corp.                                3,520,825
  40,400   GTE Corp.                                      2,514,900
 127,476   SBC Communications, Inc.                       5,513,337
  51,200   U.S. West Communications Group, Inc.           4,390,400
                                                       ------------
                                                       $ 19,370,074
                                                       ------------
           Total Communication Services                $ 25,158,549
                                                       ------------
           Consumer Cyclicals - 12.2%
           Auto Parts & Equipment - 0.1%
   8,773   Visteon Corp.*                              $    106,367
                                                       ------------
           Automobiles - 1.3%
  67,000   Ford Motor Co.                              $  2,881,000
                                                       ------------
           Household Furnishings & Appliances - 0.9%
  21,000   Sony Corp. (A.D.R.)                         $  1,980,563
                                                       ------------
           Publishing - 2.1%
 101,000   John Wiley & Sons, Inc.                     $  2,272,500
  42,600   McGraw-Hill Co., Inc.                          2,300,400
                                                       ------------
                                                       $  4,572,900
                                                       ------------
           Publishing (Newspapers) - 1.5%
  19,900   Central Newspapers, Inc.                    $  1,258,675
  13,300   Dow Jones & Co., Inc.                            974,225
  15,000   Gannett Co., Inc.                                897,188
                                                       ------------
                                                       $  3,130,088
                                                       ------------
           Retail (Computers & Electronics) - 0.1%
   2,200   Best Buy Co., Inc.*                         $    139,150
   1,000   Circuit City Stores                               33,188
                                                       ------------
                                                       $    172,338
                                                       ------------
           Retail (Department Stores) - 1.6%
  14,800   Harcourt General, Inc.                      $    804,750
  34,000   Kohl's Corp.*                                  1,891,250
  34,400   May Department Stores Co.                        825,600
                                                       ------------
                                                       $  3,521,600
                                                       ------------
           Retail (Discounters) - 0.6%
  66,718   Dollar General Corp.                        $  1,301,001
                                                       ------------
           Retail (General Merchandise) - 1.8%
  38,400   Target Corp.                                $  2,227,200
  30,300   Wal-Mart Stores, Inc.                          1,746,038
                                                       ------------
                                                       $  3,973,238
                                                       ------------
           Retail (Specialty) - 0.1%
  13,000   Barnes & Noble, Inc.*                       $    289,250
                                                       ------------
           Retail (Specialty-Apparel) - 0.5%
  33,300   Gap Inc.                                    $  1,040,622
                                                       ------------
           Services (Advertising/Marketing) - 1.6%
  28,000   The Interpublic Group of Companies, Inc.    $  1,204,000
  25,100   Omnicom Group                                  2,235,469
                                                       ------------
                                                       $  3,439,469
                                                       ------------
           Total Consumer Cyclicals                    $ 26,408,436
                                                       ------------

   The accompanying notes are an integral part of these financial statements. 47

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Shares                                                        Value
           Consumer Staples - 11.6%
           Beverages (Non-Alcoholic) - 0.8%
  37,900   PepsiCo, Inc.                              $  1,684,181
                                                      ------------
           Broadcasting (Television/Radio/Cable) - 0.6%
   6,800   Cox Communication, Inc.*                   $    309,825
  16,000   MediaOne Group, Inc.*                         1,061,096
                                                      ------------
                                                      $  1,370,921
                                                      ------------
           Distributors (Food & Health) - 0.5%
  25,800   Sysco Corp.                                $  1,086,825
                                                      ------------
           Entertainment - 1.4%
  44,919   Viacom, Inc. (Class B) (Non-voting)*       $  3,062,914
                                                      ------------
           Foods - 4.0%
  46,200   BestFoods                                  $  3,199,350
  29,700   Campbell Soup Co.                               865,013
  28,600   General Mills, Inc.                           1,093,950
  31,200   H.J. Heinz Co.                                1,365,000
  22,000   Hershey Foods Corp.                           1,067,000
  18,000   Ralston-Ralston Purina Group                    358,875
  34,000   Sara Lee Corp.                                  656,625
                                                      ------------
                                                      $  8,605,813
                                                      ------------
           Household Products (Non-Durables) - 1.5%
  38,500   Colgate-Palmolive Co.                      $  2,305,188
  18,000   Procter & Gamble Co.                          1,030,500
                                                      ------------
                                                      $  3,335,688
                                                      ------------
           Restaurants - 0.3%
  19,100   McDonald's Corp.                           $    629,106
                                                      ------------
           Retail (Drug Stores) - 1.6%
  19,400   CVS Corp.                                  $    776,000
  81,300   Walgreen Co.                                  2,616,844
                                                      ------------
                                                      $  3,392,844
                                                      ------------
           Retail Stores (Food Chains) - 0.2%
   8,800   Safeway Inc.*                              $    397,100
                                                      ------------
           Services (Employment) - 0.7%
  58,200   Robert Half International Inc.*            $  1,658,700
                                                      ------------
           Total Consumer Staples                     $ 25,224,092
                                                      ------------
           Energy - 6.1%
           Oil (Domestic Integrated) - 0.5%
  18,000   Conoco, Inc. (Class A)                     $    396,000
  21,950   Conoco, Inc. (Class B)                          539,147
                                                      ------------
                                                      $    935,147
                                                      ------------
           Oil (International Integrated) - 4.6%
  48,464   BP Amoco Plc (A.D.R.)                      $  2,741,245
  31,900   Chevron Corp.                                 2,705,519
  22,700   Texaco, Inc.                                  1,208,775
  42,834   Exxon Mobil Corp.                             3,362,469
                                                      ------------
                                                      $ 10,018,008
                                                      ------------
           Oil & Gas (Drilling & Equipment) - 1.0%
  14,100   Schlumberger Ltd.                          $  1,052,213
  10,000   Smith International, Inc.*                      728,125
   7,929   Transocean Offshore Inc.                        423,705
                                                      ------------
                                                      $  2,204,043
                                                      ------------
           Total Energy                               $ 13,157,198
                                                      ------------

Shares                                                        Value
           Financial - 15.1%
           Banks (Major Regional) - 5.0%
  64,100   The Bank of New York Co., Inc.             $  2,980,650
  18,750   Comerica, Inc.                                  841,406
  16,265   Fleet Boston Financial Corp.                    553,010
  14,500   Huntington Bancshares, Inc.                     229,281
  53,700   Mellon Bank Corp.                             1,956,694
  81,000   National City Corp.                           1,382,063
  22,500   State Street Corp.                            2,386,406
  15,000   Wells Fargo Co.                                 581,250
                                                      ------------
                                                      $ 10,910,760
                                                      ------------
           Banks (Regional) - 0.5%
  25,500   First Tennessee National Corp.             $    422,344
  15,400   Zions Bancorporation                            706,715
                                                      ------------
                                                      $  1,129,059
                                                      ------------
           Financial (Diversified) - 1.7%
  59,800   Axa Financial, Inc.                        $  2,033,200
  19,400   Morgan Stanley, Dean Witter and Co.           1,615,050
                                                      ------------
                                                      $  3,648,250
                                                      ------------
           Insurance (Multi-Line) - 1.2%
  16,487   American International Group, Inc.         $  1,937,222
  14,100   ReliaStar Financial Corp.                       739,369
                                                      ------------
                                                      $  2,676,591
                                                      ------------
           Insurance (Property/Casualty) - 2.0%
  33,000   Chubb Corp.                                $  2,029,500
  16,400   Exel Ltd.                                       887,650
   9,400   Partnerre Ltd.                                  333,112
  20,900   Safeco Corp.                                    415,388
  17,400   St. Paul Companies, Inc.                        593,775
                                                      ------------
                                                      $  4,259,425
                                                      ------------
           Insurance Brokers - 1.0%
  21,150   Marsh & McLennan Co., Inc.                 $  2,208,853
                                                      ------------
           Investment Management - 3.5%
  17,500   Federated Investors Inc.                   $    613,594
  17,200   Merrill Lynch & Co., Inc.                     1,978,000
  51,700   Paine Webber Group Inc.                       2,352,350
  59,500   T. Rowe Price Associates, Inc.                2,528,750
                                                      ------------
                                                      $  7,472,694
                                                      ------------
           Savings & Loan Companies - 0.2%
  12,524   Washington Mutual, Inc.                    $    361,631
                                                      ------------
           Total Financial                            $ 32,667,263
                                                      ------------
           Healthcare - 11.6%
           Healthcare (Diversified) - 3.4%
  38,700   Abbott Laboratories                        $  1,724,569
  49,500   Bristol-Myers Squibb Co.                      2,883,375
  27,200   Johnson & Johnson                             2,771,000
                                                      ------------
                                                      $  7,378,944
                                                      ------------
           Healthcare (Drugs/Major Pharmaceuticals) - 7.7%
  21,400   Eli Lilly & Co.                            $  2,137,325
  32,400   Merck & Co., Inc.                             2,482,650
  32,100   Pfizer, Inc.                                  1,540,800
  10,600   Roche Holding AG (A.D.R.)                     1,031,181

48 The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                      Value
            Healthcare (Drugs/Major Pharmaceuticals) -
             (continued)
  142,700   Schering-Plough Corp.                    $  7,206,350
   34,600   SmithKline Beecham Plc (A.D.R.)             2,255,488
                                                     ------------
                                                     $ 16,653,794
                                                     ------------
            Healthcare (Medical Products/Supplies) - 0.5%
   41,200   Becton, Dickinson & Co.                  $  1,181,925
                                                     ------------
            Total Healthcare                         $ 25,214,663
                                                     ------------
            Technology - 22.7%
            Communications Equipment - 3.1%
   15,000   ADC Telecommunications, Inc.*            $  1,258,125
   32,800   Lucent Technologies, Inc.*                  1,943,400
  118,800   Motorola Inc.                               3,452,625
    2,000   Tellabs, Inc.*                                136,875
                                                     ------------
                                                     $  6,791,025
                                                     ------------
            Computers (Hardware) - 5.3%
   91,000   Compaq Computer Corp.                    $  2,326,187
   31,700   Hewlett-Packard Co.                         3,958,538
   46,800   IBM Corp.                                   5,127,525
                                                     ------------
                                                     $ 11,412,250
                                                     ------------
            Computers (Networking) - 0.9%
   26,000   3COM Corp.*                              $  1,498,250
   10,100   Lycos, Inc.*                                  545,400
                                                     ------------
                                                     $  2,043,650
                                                     ------------
            Computers (Software & Services) - 3.1%
   12,100   Adobe Systems, Inc.                      $  1,573,000
   13,850   BMC Software, Inc.*                           505,309
   39,300   Microsoft Corp.*                            3,144,000
   16,500   Peoplesoft Inc.*                              276,375
   35,300   Synopsys, Inc.*                             1,220,056
                                                     ------------
                                                     $  6,718,740
                                                     ------------
            Electronics (Component Distributors) - 0.6%
   25,500   Koninklijke Philips Electronics NV       $  1,211,250
                                                     ------------
            Electronics (Instrumentation) - 6.3%
   12,090   Agilent Technologies Inc.*               $    891,664
   21,400   Altera Corp.*                               2,181,463
   40,100   Intel Corp.                                 5,360,869
   76,800   Texas Instruments, Inc.                     5,275,200
                                                     ------------
                                                     $ 13,709,196
                                                     ------------
            Equipment (Semiconductors) - 0.8%
   15,800   Applied Materials, Inc.*                 $  1,431,875
    3,500   Novellus Systems, Inc.*                       197,969
                                                     ------------
                                                     $  1,629,844
                                                     ------------
            Photography/Imaging - 0.5%
   19,600   Eastman Kodak Co.                        $  1,166,200
                                                     ------------
            Services (Computer Systems) - 0.8%
   23,000   Computer Sciences Corp.*                 $  1,717,813
                                                     ------------

Shares                                                      Value
            Services (Data Processing) - 1.3%
   25,600   Automatic Data Processing, Inc.          $  1,371,200
    8,200   DST Systems, Inc.*                            624,225
   12,600   Electronic Data Systems Corp.                 519,750
   10,500   Fiserv, Inc.*                                 454,125
                                                     ------------
                                                     $  2,969,300
                                                     ------------
            Total Technology                         $ 49,369,268
                                                     ------------
            Transportation - 1.9%
            Airlines - 0.8%
   11,500   Delta Air Lines, Inc.                    $    581,469
   52,200   Southwest Airlines Co.                        988,537
                                                     ------------
                                                     $  1,570,006
                                                     ------------
            Railroads - 1.1%
   30,400   Burlington Northern, Inc.                $    697,300
   80,700   Norfolk Southern Corp.                      1,200,413
   14,700   Union Pacific Corp.                           546,656
                                                     ------------
                                                     $  2,444,369
                                                     ------------
            Total Transportation                     $  4,014,375
                                                     ------------
            Utilities - 1.2%
            Electric Companies - 0.8%
   34,100   Allegheny Energy, Inc.                   $    933,488
   35,100   DPL, Inc.                                     770,004
                                                     ------------
                                                     $  1,703,492
                                                     ------------
            Natural Gas - 0.2%
   23,500   Vectren Corp.                            $    405,375
                                                     ------------
            Water Utilities - 0.2%
   18,700   American Water Works Co., Inc.           $    467,500
                                                     ------------
            Total Utilities                          $  2,576,367
                                                     ------------
            TOTAL COMMON STOCKS
            (Cost $186,964,388)                      $216,120,287
                                                     ------------

Principal
Amount
            TEMPORARY CASH INVESTMENT - 0.3%
            Commercial Paper - 0.3%
$ 685,000   Household Finance Corp., 6.88%, 7/3/00   $    685,000
                                                     ------------
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost $685,000)                          $    685,000
                                                     ------------
            TOTAL INVESTMENTS IN SECURITIES - 100.0%
            (Cost $187,649,388)                      $216,805,287
                                                     ============

*    Non-income producing security.

   The accompanying notes are an integral part of these financial statements. 49

Pioneer Equity-Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Principal
Amount                                                          Value
            CONVERTIBLE CORPORATE BOND - 0.1%
 $ 200,000  Commscope, Inc., 4.0%, 12/15/06 (144A)       $    215,962
                                                         ------------
            TOTAL CONVERTIBLE CORPORATE BOND
            (Cost $200,000)                              $    215,962
                                                         ------------

Shares
            CONVERTIBLE PREFERRED STOCKS - 1.9%
   27,000   Cox Communications, Inc.,
            7.0%, 8/16/02                                 $ 1,658,812
   15,300   Union Pacific Capital, Inc., 6.25%, 4/1/28        632,395
   27,000   Union Pacific Capital, Inc., 6.25%, 4/1/28
              (144A)                                        1,115,991
                                                          -----------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $3,262,350)                             $ 3,407,198
                                                          -----------
            COMMON STOCKS - 98.0%
            Basic Materials - 2.6%
            Chemicals - 1.1%
   45,441   E.I. du Pont de Nemours & Co.                 $ 1,988,044
                                                          -----------
            Iron & Steel - 0.4%
   15,450   Roanoke Electric Steel Corp.                  $   193,125
   50,000   Worthington Industries, Inc.                      525,000
                                                          -----------
                                                          $   718,125
                                                          -----------
            Metals Mining - 1.1%
   50,400   Phelps Dodge Corp.                            $ 1,874,250
                                                          -----------
            Total Basic Materials                         $ 4,580,419
                                                          -----------
            Capital Goods - 2.8%
            Aerospace/Defense - 0.3%
    8,500   General Dynamics Corp.                        $   444,125
                                                          -----------
            Machinery (Diversified) - 0.1%
    7,000   The Gorman-Rupp Co.                           $   110,250
                                                          -----------
            Manufacturing (Specialized) - 0.9%
   16,400   Diebold, Inc.                                 $   457,150
   24,000   Johnson Controls, Inc.                          1,231,500
                                                          -----------
                                                          $ 1,688,650
                                                          -----------
            Trucks & Parts - 1.5%
   68,500   PACCAR, Inc.                                  $ 2,718,594
                                                          -----------
            Total Capital Goods                           $ 4,961,619
                                                          -----------
            Communication Services - 16.1%
            Telephone - 16.1%
   31,944   Alltel Corp.                                  $ 1,978,531
   31,100   Bell Atlantic Corp.                             1,580,269
   92,400   BellSouth Corp.                                 3,938,550
   73,500   GTE Corp.                                       4,575,375
  218,331   SBC Communications, Inc.                        9,442,816
   84,800   U.S. West Communications Group, Inc.            7,271,600
                                                          -----------
            Total Communication Services                  $28,787,141
                                                          -----------
            Consumer Cyclicals - 6.1%
            Auto Parts & Equipment - 1.1%
  121,971   Delphi Automotive Systems Corp.               $ 1,776,203
   14,115   Visteon Corp.*                                    171,139
                                                          -----------
                                                          $ 1,947,342
                                                          -----------

Shares                                                        Value
            Automobiles - 2.8%
 107,800    Ford Motor Corp.                             $  4,635,400
   7,000    General Motors Corp.                              406,438
                                                         ------------
                                                         $  5,041,838
                                                         ------------
            Publishing - 1.0%
  33,700    McGraw-Hill Co., Inc.                        $  1,819,800
                                                         ------------
            Publishing (Newspapers) - 0.1%
   5,000    Tribune Co.                                  $    175,000
                                                         ------------
            Retail (Deptartment Stores) - 0.5%
  32,825    May Department Stores Co.                    $    787,799
                                                         ------------
            Services (Advertising/Marketing) - 0.6%
  25,200    The Interpublic Group of Companies, Inc.     $  1,083,600
                                                         ------------
            Total Consumer Cyclicals                     $ 10,855,379
                                                         ------------
            Consumer Staples - 11.0%
            Beverages (Non-Alcoholic) - 0.7%
  26,800    PepsiCo, Inc.                                $  1,190,925
                                                         ------------
            Entertainment - 1.2%
 114,200    Cedar Fair, L.P.                             $  2,198,350
                                                         ------------
            Foods - 7.6%
  96,200    BestFoods                                    $  6,661,850
  42,800    Campbell Soup Co.                               1,246,550
  64,000    General Mills, Inc.                             2,448,000
  58,000    H.J. Heinz Co.                                  2,537,500
  10,000    The Quaker Oats Co.                               751,250
                                                         ------------
                                                         $ 13,645,150
                                                         ------------
            Household Products (Non-Durables) - 1.3%
  38,000    Colgate-Palmolive Co.                        $  2,275,250
                                                         ------------
            Personal Care - 0.2%
  10,000    The Gillette Co.                             $    349,375
                                                         ------------
            Total Consumer Staples                       $ 19,659,050
                                                         ------------
            Energy - 6.6%
            Oil (Domestic Integrated) - 0.4%
  32,919    Conoco Inc. (Class B)                        $    808,573
                                                         ------------
            Oil (International Integrated) - 6.2%
  59,000    Chevron Corp.                                $  5,003,937
  77,983    Exxon Mobil Corp.                               6,121,666
                                                         ------------
                                                         $ 11,125,603
                                                         ------------
            Total Energy                                 $ 11,934,176
                                                         ------------
            Financial - 18.1%
            Banks (Major Regional) - 4.7%
  13,000    Comerica, Inc.                               $    583,375
  24,910    Fleet Boston Financial Corp.                      846,940
  84,400    Mellon Bank Corp.                               3,075,325
  84,500    National City Corp.                             1,441,781
  88,176    Old Kent Financial Corp.                        2,358,704
                                                         ------------
                                                         $  8,306,125
                                                         ------------
            Banks (Regional) - 2.7%
 180,600    First Security Corp.                         $  2,449,388
  58,700    First Tennessee National Corp.                    972,219
  65,400    SouthTrust Corp.                                1,479,674
                                                         ------------
                                                         $  4,901,281
                                                         ------------

50 The accompanying notes are an integral part of these financial statements.

Pioneer Equity-Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                   Value
           Insurance (Life/Health) - 1.0%
 32,200    ReliaStar Financial Corp.              $  1,688,488
                                                  ------------
           Insurance (Property/Casualty) - 2.9%
 39,000    Chubb Corp.                            $  2,398,500
 35,500    HSB Group Inc.                            1,104,938
 51,200    St. Paul Companies, Inc.                  1,747,200
                                                  ------------
                                                  $  5,250,638
                                                  ------------
           Investment Management - 6.1%
 40,500    A.G. Edwards, Inc.                     $  1,579,500
 81,200    Alliance Capital Management L.P.          3,851,925
  8,000    Eaton Vance Corp.                           370,000
 42,300    Paine Webber Group Inc.                   1,924,650
 75,000    T. Rowe Price Associates, Inc.            3,187,500
                                                  ------------
                                                  $ 10,913,575
                                                  ------------
           Savings & Loan Companies - 0.7%
 43,900    Washington Mutual, Inc.                $  1,267,612
                                                  ------------
           Total Financial                        $ 32,327,719
                                                  ------------
           Healthcare - 12.0%
           Healthcare (Diversified) - 4.7%
 77,300    Abbott Laboratories                    $  3,444,681
 45,800    Bristol-Myers Squibb Co.                  2,667,850
 23,500    Johnson & Johnson                         2,394,063
                                                  ------------
                                                  $  8,506,594
                                                  ------------
           Healthcare (Drugs/Major Pharmaceuticals) - 6.6%
 41,900    Merck & Co., Inc.                      $  3,210,588
170,400    Schering-Plough Corp.                     8,605,200
                                                  ------------
                                                  $ 11,815,788
                                                  ------------
           Healthcare (Medical Products/Supplies) - 0.7%
 42,000    Becton, Dickinson & Co.                $  1,204,874
                                                  ------------
           Total Healthcare                       $ 21,527,256
                                                  ------------
           Technology - 6.2%
           Communications Equipment - 1.0%
 60,000    Motorola Inc.                          $  1,743,750
                                                  ------------
           Computers (Hardware) - 3.1%
 29,600    Hewlett-Packard Co.                    $  3,696,300
 17,000    IBM Corp.                                 1,862,563
                                                  ------------
                                                  $  5,558,863
                                                  ------------
           Electronics (Instrumentation) - 0.5%
 11,289    Agilent Technologies Inc.*             $    832,596
                                                  ------------
           Photography/Imaging - 1.6%
 49,100    Eastman Kodak Co.                      $  2,921,450
                                                  ------------
           Total Technology                       $ 11,056,659
                                                  ------------

Shares                                                   Value
           Transportation - 0.8%
           Railroads - 0.8%
 25,700    Burlington Northern, Inc.              $    589,494
 66,200    Norfolk Southern Corp.                      984,725
                                                  ------------
           Total Transportation                   $  1,574,219
                                                  ------------
           Utilities - 15.7%
           Electric Companies - 10.1%
 73,000    Allegheny Energy, Inc.                 $  1,998,375
 53,000    American Electric Power Co., Inc.         1,570,125
136,000    Constellation Energy Group                4,428,500
 80,300    DPL, Inc.                                 1,761,581
 40,000    DQE, Inc.                                 1,580,000
 50,000    Duke Energy Corp.                         2,818,750
 12,500    FPL Group, Inc.                             618,750
 62,000    Kansas City Power & Light Co.             1,395,000
 50,000    NSTAR                                     2,034,375
                                                  ------------
                                                  $ 18,205,456
                                                  ------------
           Natural Gas - 4.9%
 14,000    Buckeye Partners, L.P.                 $    375,375
 99,600    KeySpan Energy Corp.                      3,062,700
 18,475    Kinder Morgan Energy Partners L.P.          737,845
 15,000    Lakehead Pipe Line Partners, L.P.
             (Preferred Units)                         600,938
 49,200    Nicor, Inc.                               1,605,150
 94,600    Questar Corp.                             1,832,875
 33,200    Vectren Corp.                               572,700
                                                  ------------
                                                  $  8,787,583
                                                  ------------
           Power Producers (Independent) - 0.2%
 25,000    Consol Energy Inc.                     $    378,125
                                                  ------------
           Water Utilities - 0.5%
 32,000    American Water Works Co., Inc.         $    800,000
                                                  ------------
           Total Utilities                        $ 28,171,164
                                                  ------------
           TOTAL COMMON STOCKS
           (Cost $154,196,887)                    $175,434,801
                                                  ------------
           TOTAL INVESTMENT IN SECURITIES - 100.0%
           (Cost $157,659,237)                    $179,057,961
                                                  ============

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2000, the value of these securities amounted to $1,331,953 or 0.7% of total net assets.

   The accompanying notes are an integral part of these financial statements. 51

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                      Value
           COMMON STOCKS - 59.5%
           Basic Materials - 1.2%
           Aluminum - 0.6%
  12,544   Alcoa, Inc.                                $   363,776
                                                      -----------
           Chemicals - 0.3%
   6,100   Rohm & Haas Co.                            $   210,450
                                                      -----------
           Paper & Forest Products - 0.3%
   4,300   Weyerhaeuser Co.                           $   184,900
                                                      -----------
           Total Basic Materials                      $   759,126
                                                      -----------
           Capital Goods - 3.5%
           Aerospace/Defense - 0.7%
   8,100   General Dynamics Corp.                     $   423,225
                                                      -----------
           Engineering & Construction - 0.4%
   7,100   Fluor Corp.                                $   224,538
                                                      -----------
           Machinery (Diversified) - 0.6%
   9,900   Ingersoll-Rand Co.                         $   398,475
                                                      -----------
           Manufacturing (Diversified) - 1.8%
   8,425   Honeywell International, Inc.              $   283,817
  11,600   Tyco International Ltd.                        549,550
   5,700   United Technologies Corp.                      335,588
                                                      -----------
                                                      $ 1,168,955
                                                      -----------
           Total Capital Goods                        $ 2,215,193
                                                      -----------
           Communication Services - 4.7%
           Telecommunications (Long Distance) - 1.1%
  21,800   AT&T Corp.                                 $   689,425
                                                      -----------
           Telephone - 3.6%
   5,700   Bell Atlantic Corp.                        $   289,631
  13,000   BellSouth Corp.                                554,125
   7,632   SBC Communications, Inc.                       330,084
  12,400   U.S. West Communications Group, Inc.         1,063,300
                                                      -----------
                                                      $ 2,237,140
                                                      -----------
           Total Communication Services               $ 2,926,565
                                                      -----------
           Consumer Cyclicals - 5.6%
           Auto Parts & Equipment - 0.1%
   5,355   Visteon Corp.*                             $    64,931
                                                      -----------
           Automobiles - 2.8%
  40,900   Ford Motor Co.                             $ 1,758,700
                                                      -----------
           Homebuilding - 0.3%
   7,100   Centex Corp.                               $   166,850
                                                      -----------
           Publishing - 1.1%
  13,500   McGraw Hill Co., Inc.                      $   729,000
                                                      -----------
           Retail (Computers & Electronics) - 0.6%
   6,100   Best Buy Co., Inc.*                        $   385,825
                                                      -----------
           Retail (General Merchandise) - 0.7%
  13,200   Sears Roebuck & Co.                        $   430,650
                                                      -----------
           Total Consumer Cyclicals                   $ 3,535,956
                                                      -----------

Shares                                                      Value
           Consumer Staples - 5.6%
           Distributors (Food & Health) - 1.8%
  13,000   SUPERVALU, Inc.                            $   247,813
  21,000   Sysco Corp.                                    884,625
                                                      -----------
                                                      $ 1,132,438
                                                      -----------
           Entertainment - 0.7%
  11,600   The Walt Disney Co., Inc.                  $   450,225
                                                      -----------
           Foods - 1.0%
   5,400   H.J. Heinz Co., Inc.                       $   236,250
   5,400   The Quaker Oats Co.                            405,675
                                                      -----------
                                                      $   641,925
                                                      -----------
           Household Products (Non-Durables) - 0.4%
   5,000   Kimberly Clark Corp.                       $   286,875
                                                      -----------
           Restaurants  - 1.0%
  36,600   Darden Restaurants, Inc.                   $   594,750
                                                      -----------
           Specialty Printing - 0.7%
   8,800   Deluxe Corp.                               $   207,350
  10,000   R.R. Donnelley & Sons Co., Inc.                225,625
                                                      -----------
                                                      $   432,975
                                                      -----------
           Total Consumer Staples                     $ 3,539,188
                                                      -----------
           Energy - 4.5%
           Oil (International Integrated) - 3.8%
   4,800   Chevron Corp.                              $   407,100
   8,600   Exxon Mobil Corp.                              675,100
  16,000   Royal Dutch Petroleum Co.                      985,000
   5,700   Texaco Inc.                                    303,525
                                                      -----------
                                                      $ 2,370,725
                                                      -----------
           Oil & Gas (Refining & Marketing) - 0.7%
  13,000   Ashland, Inc.                              $   455,812
                                                      -----------
           Total Energy                               $ 2,826,537
                                                      -----------
           Financial - 8.0%
           Banks (Major Regional) - 1.2%
  16,500   Banc One Corp.                             $   438,281
   8,800   Fleet Boston Financial Corp.                   299,200
                                                      -----------
                                                      $   737,481
                                                      -----------
           Banks (Money Center) - 1.9%
  14,700   BankAmerica Corp.                          $   632,100
  11,000   First Union Corp.                              272,937
   2,800   J.P. Morgan & Co., Inc.                        308,350
                                                      -----------
                                                      $ 1,213,387
                                                      -----------
           Financial (Diversified) - 1.7%
  11,600   American General Corp.                     $   707,600
   7,400   Federal National Mortgage Association          386,187
                                                      -----------
                                                      $ 1,093,787
                                                      -----------
           Insurance (Life/Health) - 1.4%
  15,410   Aegon NV (A.D.R.)                          $   548,981
   8,100   Lincoln National Corp.                         292,613
                                                      -----------
                                                      $   841,594
                                                      -----------

52 The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                     Value
           Insurance (Multi-Line) - 1.4%
   9,600   Cigna Corp.                               $   897,600
                                                     -----------
           Insurance (Property/Casualty) - 0.4%
  10,600   Safeco Corp.                              $   210,675
                                                     -----------
           Total Financial                           $ 4,994,524
                                                     -----------
           Healthcare - 7.1%
           Biotechnology - 1.1%
  13,699   Pharmacia Corp.                           $   708,067
                                                     -----------
           Healthcare (Diversified) - 0.7%
   6,200   Allergan Inc.                             $   461,900
                                                     -----------
           Healthcare (Drugs/Major Pharmaceuticals) - 1.5%
   4,100   Eli Lilly & Co.                           $   409,488
  10,450   Pfizer Inc.                                   501,600
                                                     -----------
                                                     $   911,088
                                                     -----------
           Healthcare (Hospital Management) - 1.6%
  33,600   Columbia/HCA Healthcare Corp.             $ 1,020,600
                                                     -----------
           Healthcare (Managed Care) - 2.2%
  16,100   United Healthcare Corp.                   $ 1,380,575
                                                     -----------
           Total Healthcare                          $ 4,482,230
                                                     -----------
           Technology - 18.3%
           Communications Equipment - 1.4%
   6,900   Lucent Technologies, Inc.                 $   408,825
  15,000   Motorola, Inc.                                435,938
                                                     -----------
                                                     $   844,763
                                                     -----------

Shares                                                     Value
           Computers (Hardware) - 4.6%
  16,200   Compaq Computer Corp.                     $   414,112
  12,800   Hewlett-Packard Co.                         1,598,400
   8,300   IBM Corp.                                     909,369
                                                     -----------
                                                     $ 2,921,881
                                                     -----------
           Computers (Peripherals) - 2.9%
  23,800   EMC Corp.*                                $ 1,831,112
                                                     -----------
           Electronics (Component Distributors) - 0.9%
   9,600   Avnet Inc.                                $   568,800
                                                     -----------
           Electronics (Instrumentation) - 0.6%
   4,896   Agilent Technologies Inc.*                $   361,105
                                                     -----------
           Electronics (Semiconductors) - 6.7%
  17,700   Intel Corp.                               $ 2,366,268
  26,900   Texas Instruments, Inc.                     1,847,694
                                                     -----------
                                                     $ 4,213,962
                                                     -----------
           Equipment (Semiconductors) - 1.2%
  10,400   Teradyne Inc.*                            $   764,400
                                                     -----------
           Total Technology                          $11,506,023
                                                     -----------
           Utilities - 1.0%
           Electric Companies - 1.0%
   6,500   DTE Energy Co.                                198,656
  10,900   Public Service Enterprise Group, Inc.         377,412
                                                     -----------
           Total Utilities                           $   576,068
                                                     -----------
           TOTAL COMMON STOCKS
           (Cost $33,663,715)                        $37,361,410
                                                     ===========

Principal       S&P/Moody's
Amount          Ratings                                                              Value
                             DEBT OBLIGATIONS - 40.5%
                             Corporate Bonds - 20.2%
                             Basic Materials - 0.9%
   $240,000     CC/Ca        AEI Resources, Inc., 11.5%, 12/15/06 (144A)          $ 24,000
    250,000     B+/B2        Huntsman ICI Chemicals LLC, 10.125%, 7/1/09           251,250
    150,000     BB/Ba3       Lyondell Chemical Co., 9.875%, 5/1/07                 148,500
    135,000     BBB/A3       Phelps Dodge Corp., 7.75%, 1/1/02                     134,798
                                                                                  --------
                             Total Basic Materials                                $558,548
                                                                                  --------
                             Capital Goods - 1.6%
    125,000     BB/Ba3       Azurix Corp., 10.75%, 2/15/10, (144A)                $120,000
    150,000     BBB-/Baa3    Lockheed Martin Corp., 6.85%, 5/15/01                 149,046
    240,000     B+/B2        Metromedia Fiber Network, Inc., 10.0%, 11/15/08       237,600
    500,000     BBB/Ba1      Waste Management, Inc., 6.625%, 7/15/02               478,570
                                                                                  --------
                             Total Capital Goods                                  $985,216
                                                                                  --------
                             Communication Services - 1.3%
    500,000     BBB/Baa2     Comcast Cable Communications Inc., 6.2%, 11/15/08    $450,430
    150,000     B/B3         Crown Castle International Inc., 9.0%, 5/15/11        138,000
    220,000     B/B2         NEXTLINK Communications Inc., 10.75%, 6/1/09          217,250
                                                                                  --------
                             Total Communication Services                         $805,680
                                                                                  --------

   The accompanying notes are an integral part of these financial statements. 53

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings                                                                         Value
                             Consumer Cyclicals - 1.6%
 $  155,000    BBB/Baa3      Laidlaw Inc., 7.65%, 5/15/06                                $    38,750
  1,000,000    BBB-/Baa3     ShopKo Stores, Inc., 6.5%, 8/15/03                              955,990
                                                                                         -----------
                             Total Consumer Cyclicals                                    $   994,740
                                                                                         -----------
                             Consumer Staples - 2.4%
    500,000    BBB-/Baa2     British Sky Broadcasting, 8.2%, 7/15/09                     $   470,435
    225,000    B+/B2         Charter Communications Holdings LLC, 8.25%, 4/1/07              199,125
    350,000    B/B2          Echostar DBS Corp., 9.25%, 2/1/06                               339,500
    125,000    B-/B2         Emmis Communications Corp., 8.125%, 3/15/09                     113,750
    250,000    B-/B3         Premier Parks Inc., 9.75%, 6/15/07                              241,250
    200,000    B/B2          Wesco Distribution Inc., 9.125%, 6/1/08                         183,000
                                                                                         -----------
                             Total Consumer Staples                                      $ 1,547,060
                                                                                         -----------
                             Energy - 3.1%
    185,000    BB/Ba2        EOTT Energy Partners L.P., 11.0%, 10/1/09                   $   186,850
    500,000    BB-/Ba2       Gulf Canada Resources Ltd., 9.625%, 7/1/05                      511,170
    300,000    BB-/B2        Pogo Producing, 5.5%, 6/15/06                                   250,326
    225,000    BB-/Ba3       RBF Finance Co., 11.0%, 3/15/06                                 241,875
    240,000    BB+/Ba1       Santa Fe Snyder Corp., 8.05%, 6/15/04                           237,583
    500,000    BBB/Baa1      Tosco Corp., 9.625%, 3/15/02                                    515,370
                                                                                         -----------
                             Total Energy                                                $ 1,943,174
                                                                                         -----------
                             Financial - 6.2%
    250,000    BB+/Baa3      Capital One Financial Corp., 7.125%, 8/1/08                 $   225,250
    250,000    BBB-/Baa3     Colonial Realty, L.P., 7.0%, 7/14/07                            224,653
    425,000    A+/A1         Ford Motor Credit Corp., 9.14%, 12/30/14                        434,767
    300,000    A/A2          Hartford Financial Services Group, Inc., 6.375%, 11/1/02        291,744
    200,000    BBB+/Baa2     Hertz Corp., 7.0%, 7/15/03                                      196,896
    200,000    BBB/Baa3      Mack-Cali Realty Corp., 7.25%, 3/15/09                          181,434
    220,000    AA-/Aa3       Merrill Lynch & Co., Inc., 6.375%, 9/8/06                       206,419
    500,000    A+/A1         St. Paul Companies, Inc., 6.38%, 12/15/08                       453,290
    500,000    BBB/Baa2      Spieker Properties, Inc., 6.875%, 2/1/05                        471,695
    500,000    A/A2          SunTrust Banks Inc., 6.0%, 2/15/26                              460,475
    500,000    BBB+/A3       Washington Mutual Capital Inc., 7.25%, 8/15/05                  482,290
    300,000    AA-/A2        Western National Corp., 7.125%, 2/15/04                         294,531
                                                                                         -----------
                             Total Financial                                             $ 3,923,444
                                                                                         -----------
                             Healthcare - 0.5%
    350,000    BBB-/Ba1      Beckman Instruments, Inc., 7.05%, 6/1/26                    $   327,947
                                                                                         -----------
                             Total Healthcare                                            $   327,947
                                                                                         -----------
                             Technology - 0.3%
    175,000    BBB+/Baa1     Sun Microsystems, 7.65%, 8/15/09                            $   173,436
                                                                                         -----------
                             Total Technology                                            $   173,436
                                                                                         -----------
                             Transportation - 0.3%
    200,000    BB/Ba2        Northwest Airlines, 8.52%, 4/7/04                           $   186,354
                                                                                         -----------
                             Total Transportation                                        $   186,354
                                                                                         -----------
                             Utilities - 2.0%
    300,000    BB/Ba3        CMS Energy Corp., 7.5%, 1/15/09                             $   267,432
    350,000    BBB-/Baa3     Great Lakes Power, 8.3%, 3/1/05                                 345,720
    650,000    A/A2          Virginia Electric & Power, 6.75%, 2/1/07                        617,708
                                                                                         -----------
                             Total Utilities                                             $ 1,230,860
                                                                                         -----------
                             Total Corporate Bonds                                       $12,676,459
                                                                                         -----------

54 The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                                                    Value
                 U.S. Government Obligations - 6.4%
  $1,600,000     U.S. Treasury Bonds, 8.125%, 8/15/19                                               $ 1,930,544
   1,545,000     U.S. Treasury Bonds, 6.125%, 11/15/27                                                1,540,581
     575,000     U.S. Treasury Notes, 5.625%, 5/15/08                                                   554,881
                                                                                                    -----------
                 Total U.S. Government Obligations                                                  $ 4,026,006
                                                                                                    -----------
                 U.S. Government Agency Obligations - 13.9%
     468,540     Federal Home Loan Mortgage Corp., REMIC Series 1487F, 6.0%, 11/15/20               $   460,509
   1,000,000     Federal Home Loan Mortgage Corp., REMIC Series 1541G, 6.75%, 11/15/21                  977,170
     473,747     Government National Mortgage Association, 6.5%, 10/15/28                               449,558
   1,306,709     Government National Mortgage Association, 7.0%, 12/15/28                             1,270,945
     979,350     Government National Mortgage Association, 7.0%, 7/15/29                                952,545
     904,440     Government National Mortgage Association II, 7.0%, 2/20/29                             876,294
     567,305     Government National Mortgage Association II, 7.5%, 7/15/29                             563,475
     478,926     Government National Mortgage Association II, 7.5%, 8/20/29                             473,600
     436,995     Government National Mortgage Association II, 7.5%, 9/20/29                             432,136
     898,710     Government National Mortgage Association II, 8.0%, 4/15/30                             908,874
     430,039     Government National Mortgage Association, REMIC Series 1998-24A, 6.0%, 11/20/24        417,185
   1,000,000     Government National Mortgage Association, REMIC Series 98-13B, 6.5%, 12/20/25          927,290
                                                                                                    -----------
                 Total U.S. Government Agency Obligations                                           $ 8,709,581
                                                                                                    -----------
                 TOTAL DEBT OBLIGATIONS
                 (Cost $26,666,371)                                                                 $25,412,046
                                                                                                    -----------
                 TOTAL INVESTMENT IN SECURITIES
                 (Cost $60,330,086)                                                                 $62,773,456
                                                                                                    ===========

*    Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2000, the value of these securities amounted to $144,000 or 0.2% of total net assets.

   The accompanying notes are an integral part of these financial statements. 55

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

                S&P/Moody's
     Shares     Ratings                                                                 Value
                             CONVERTIBLE PREFERRED STOCK - 2.6%
      7,000     BBB-/Baa1    Semco Energy, Inc., 11.0%, 8/16/03                    $   73,063
                                                                                   ----------
                             TOTAL CONVERTIBLE PREFERRED STOCK
                             (Cost $70,000)                                        $   73,063
                                                                                   ----------
Principal
Amount
                             CONVERTIBLE CORPORATE BONDS - 59.1%
                             Capital Goods - 3.3%
                             Waste Management - 3.3%
  $ 100,000     BBB-/Ba3     Waste Management, Inc., 4.0%, 2/1/02                  $   92,090
                                                                                   ----------
                             Total Capital Goods                                   $   92,090
                                                                                   ----------
                             Consumer Cyclicals - 7.9%
                             Auto Parts & Equipment - 2.7%
    100,000     B+/B1        MascoTech Inc., 4.5%, 12/15/03                        $   75,500
                                                                                   ----------
                             Services (Advertising/Marketing) - 5.2%
    175,000     B-/B2        Getty Images Inc., 5.0%, 3/15/07 (144A)               $  145,142
                                                                                   ----------
                             Total Consumer Cyclicals                              $  220,642
                                                                                   ----------
                             Energy - 12.5%
                             Oil & Gas (Drilling & Equipment) - 8.0%
    100,000     NR/Caa1      Key Energy Group, 5.0%, 9/15/04                       $   78,948
    100,000     B-/B3        Parker Drilling Co., 5.5%, 8/1/04                         82,875
    100,000     A/A3         Transocean Sedco Forex Inc., 0%, 5/24/20                  59,463
                                                                                   ----------
                                                                                   $  221,286
                                                                                   ----------
                             Oil & Gas (Production/Exploration) - 4.5%
    150,000     BB-/B2       Pogo Producing Co., 5.5%, 6/15/06                     $  125,163
                                                                                   ----------
                             Total Energy                                          $  346,449
                                                                                   ----------
                             Healthcare - 2.9%
                             Biotechnology - 2.9%
    100,000     NR/NR        Human Genome Sciences, Inc., 3.75%, 3/15/07 (144A)    $   81,281
                                                                                   ----------
                             Total Healthcare                                      $   81,281
                                                                                   ----------
                             Technology - 32.5%
                             Computers (Networking) - 8.4%
     75,000     B-/B3        At Home Corp., 4.75%, 12/15/06                        $   53,804
    100,000     B-/B3        At Home Corp., 4.75%, 12/15/06 (144A)                     71,739
    150,000     CCC/Caa      Digital Island Inc., 6.0%, 2/15/05                       107,030
                                                                                   ----------
                                                                                   $  232,573
                                                                                   ----------
                             Computers (Peripherals) - 5.6%
    200,000     B+/B2        Quantum Corp., 7.0%, 8/1/04                           $  155,500
                                                                                   ----------
                             Computers (Software & Services) - 7.9%
    100,000     B-/NR        Aspen Technology, Inc., 5.25%, 6/15/05                $   96,986
    150,000     NR/NR        Critical Path Inc., 5.75%, 4/1/05 (144A)                 122,812
                                                                                   ----------
                                                                                   $  219,798
                                                                                   ----------
                             Electronics (Component Distributors) - 2.3%
     75,000     NR/B1        Adaptec Inc., 4.75%, 2/1/04                           $   63,535
                                                                                   ----------

56 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal       S&P/Moody's
Amount          Ratings                                                                  Value
                             Electronics (Semiconductors) - 8.3%
   $150,000     CCC+/NR      Cirrus Logic Inc., 6.0%, 12/15/03                      $  134,068
    100,000     NR/NR        Cypress Semiconductor, 3.75%, 7/1/05                       95,804
                                                                                    ----------
                                                                                    $  229,872
                                                                                    ----------
                             Total Technology                                       $  901,278
                                                                                    ----------
                             TOTAL CONVERTIBLE CORPORATE BONDS
                             (Cost $1,568,518)                                      $1,641,740
                                                                                    ----------
                             CORPORATE BONDS - 38.3%
                             Capital Goods - 8.8%
                             Electrical Equipment - 3.6%
    100,000     B/B2         Hadco Corp., 9.5%, 6/15/08                             $  100,500
                                                                                    ----------
                             Waste Management - 5.2%
    150,000     BB/Ba3       Azurix Corp., 10.75%, 2/15/10 (144A)                   $  144,000
                                                                                    ----------
                             Total Capital Goods                                    $  244,500
                                                                                    ----------
                             Consumer Services - 2.5%
                             Telecommunications (Long Distance) - 2.5%
    100,000     NR/NR        SBA Communications Corp., 12.0%, 3/1/08                $   70,500
                                                                                    ----------
                             Total Consumer Services                                $   70,500
                                                                                    ----------
                             Consumer Cyclicals - 10.8%
                             Auto Parts & Equipment - 5.7%
    100,000     BB/Ba2       Federal Mogul Corp., 7.5%, 1/15/09                     $   66,500
    100,000     BB+/Ba1      Lear Corp., 7.96%, 5/15/05                                 93,442
                                                                                    ----------
                                                                                    $  159,942
                                                                                    ----------
                             Building Materials - 5.1%
    150,000     B/B2         NCI Building Systems, Inc., 9.25%, 5/1/09              $  141,000
                                                                                    ----------
                             Total Consumer Cyclicals                               $  300,942
                                                                                    ----------
                             Consumer Staples - 6.8%
                             Distributors (Food & Health) - 3.3%
    100,000     B/B2         Wesco Distribution Inc., 9.125%, 6/1/08                $   91,500
                                                                                    ----------
                             Household Products - 3.5%
    100,000     B/B2         Playtex Family Products Corp., 9.0%, 12/15/03          $   97,000
                                                                                    ----------
                             Total Consumer Staples                                 $  188,500
                                                                                    ----------
                             Financial - 7.5%
                             Financial (Diversified) - 7.5%
    135,000     BB-/Ba3      Forest City Enterprises, Inc., 8.5%, 3/15/08           $  122,175
    100,000     B-/NR        BF Saul Real Estate Investment Trust, 9.75%, 4/1/08        86,000
                                                                                    ----------
                             Total Financial                                        $  208,175
                                                                                    ----------
                             Healthcare - 1.9%
                             Healthcare (Medical Products/Supplies) - 1.9%
     50,000     B/B2         Bio-Rad Labs Inc., 11.625%, 2/15/07                    $   51,500
                                                                                    ----------
                             Total Healthcare                                       $   51,500
                                                                                    ----------
                             TOTAL CORPORATE BONDS
                             (Cost $1,073,490)                                      $1,064,117
                                                                                    ----------
                             TOTAL INVESTMENT IN SECURITIES - 100.0%
                             (Cost $2,712,008)                                      $2,778,920
                                                                                    ==========

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2000, the value of these securities amounted to $564,974 or 20.7% of total net assets.

   The accompanying notes are an integral part of these financial statements. 57

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Principal
Amount              S&P/Moody's
USD($)              Ratings                                                              Value
                                 CONVERTIBLE CORPORATE BONDS - 8.6%
           30,000   NR/B1        Adaptec Inc., 4.75%, 2/1/04                        $   25,414
           30,000   NR/Caa1      Key Energy Group, 5.0%, 9/15/04                        23,684
           45,000   B+/B1        Mascotech, Inc., 4.5%, 12/15/03                        33,975
           40,000   BB-/B2       Pogo Producing Co., 5.5%, 6/15/06                      33,377
           53,000   B+/B2        Quantum Corp., 7.0%, 8/1/04                            41,207
           10,000   BBB/Baa3     Thermo Electron Corp., 4.25%, 1/1/03 (144A)             9,187
           20,000   BB/NR        TVX Gold Inc., 5.0%, 3/28/02                           14,800
           40,000   BBB-/Ba3     Waste Management Inc., 4.0%, 2/1/02                    36,836
                                                                                    ----------
                                 TOTAL CONVERTIBLE CORPORATE BONDS
                                 (Cost $222,917)                                    $  218,480
                                                                                    ----------
                                 ASSET BACKED SECURITIES - 4.4%
DKK       198,000   AA-/Aa3      Nykredit, 6.0%, 10/1/29                            $   23,208
DKK       607,000   AA-/Aa3      Nykredit, 7.0%, 10/1/32                                74,370
DKK       125,000   AA-/Aa3      RealKredit Danmark, 7.0%, 10/1/32                      15,315
                                                                                    ----------
                                 TOTAL ASSET BACKED SECURITIES
                                 (Cost $120,698)                                    $  112,893
                                                                                    ----------
                                 CORPORATE BONDS - 53.7%
                                 Basic Materials - 2.6%
                                 Chemicals - 0.6%
           25,000   BB/Ba3       Lyondell Petrochemical Co., 9.875%, 5/1/07         $   24,750
                                                                                    ----------
                                 Chemicals (Diversified) - 1.0%
EURO       15,000   B+/B2        Huntsman ICI Chemicals LLC, 10.125%, 7/1/09        $   14,822
                                                                                    ----------
                                 Metal Mining - 0.4%
           10,000   CCC/B3       Alatief Freeport Financial, 9.75%, 4/15/01         $    9,250
                                                                                    ----------
                                 Paper & Forest Products - 0.6%
           25,000   CCC+/B3      APP China Group, 14.0%, 3/15/10                    $   15,750
                                                                                    ----------
                                 Total Basic Materials                              $   64,572
                                                                                    ----------
                                 Capital Goods - 5.4%
                                 Electrical Equipment - 1.4%
           35,000   B/B2         Hadco Corp., 9.5%, 6/15/08                         $   35,175
                                                                                    ----------
                                 Engineering & Construction - 1.3%
           35,000   B+/B2        Metromedia Fiber Network, Inc., 10.0%, 11/15/08    $   34,650
                                                                                    ----------
                                 Machinery (Diversified) - 1.2%
           30,000   A+/A2        Deere & Co., 7.85%, 5/15/10                        $   30,081
                                                                                    ----------
                                 Waste Management - 1.5%
           40,000   BB/Ba3       Azurix Corp., 10.75%, 2/15/10 (144A)               $   38,400
                                                                                    ----------
                                 Total Capital Goods                                $  138,306
                                                                                    ----------
                                 Communication Services - 6.7%
                                 Cellular/Wireless Communications - 2.2%
           35,000   B/B3         Crown Castle International Corp., 9.0%, 5/15/11    $   32,200
           25,000   B/B2         NEXTLINK Communications, Inc., 10.75%, 6/1/09          24,688
                                                                                    ----------
                                                                                    $   56,888
                                                                                    ----------
                                 Telecommunications (Long Distance) - 1.8%
EURO       24,000   BB/Ba1       KPNQwest NV, 7.125%, 6/1/09                        $   21,252
           35,000   NR/NR        SBA Communications, 12.0%, 3/1/08                      24,675
                                                                                    ----------
                                                                                    $   45,927
                                                                                    ----------

58 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount       S&P/Moody's
USD($)       Ratings                                                                 Value
                          Telephone - 2.7%
   35,000    B+/B1        McLeodUSA Inc., 9.25%, 7/15/07                        $   33,775
   35,000    B/B2         Williams Communication Group, 10.875%, 10/1/09            34,125
                                                                                ----------
                                                                                $   67,900
                                                                                ----------
                          Total Communication Services                          $  170,715
                                                                                ----------
                          Consumer Cyclicals - 7.2%
                          Auto Parts & Equipment - 1.8%
   25,000    BB+/Ba2      Federal Mogul Co., 7.5%, 1/15/09                      $   16,625
   30,000    BB+/Ba1      Lear Corp., 7.96%, 5/15/05                                28,033
                                                                                ----------
                                                                                $   44,658
                                                                                ----------
                          Building Materials - 2.0%
   30,000    B/B2         NCI Building Systems, Inc., 9.25%, 5/1/09             $   28,200
   25,000    B+/B1        Nortek Inc., 9.125%, 9/1/07                               23,188
                                                                                ----------
                                                                                $   51,388
                                                                                ----------
                          Hardware & Tools - 0.6%
   15,000    B+/B2        Scott's Corp., 8.625%, 1/15/09 (144A)                 $   14,250
                                                                                ----------
                          Homebuilding - 1.2%
   35,000    BB+/Ba2      Toll Corp., 8.125%, 2/1/09                            $   31,500
                                                                                ----------
                          Retail (Specialty) - 1.1%
   30,000    B+/B1        Grupo Elektra SA, 12.0%, 4/1/08 (144A)                $   27,075
                                                                                ----------
                          Textiles (Apparel) - 0.5%
   15,000    BBB-/Baa2    Jones Apparel Group, Inc., 7.875%, 6/15/06            $   14,595
                                                                                ----------
                          Total Consumer Cyclicals                              $  183,466
                                                                                ----------
                          Consumer Staples - 7.1%
                          Broadcasting (Television/Radio/Cable) - 3.2%
   20,000    B+/B1        Adelphia Communications, 7.875%, 5/1/09               $   16,800
   35,000    B+/B2        Charter Communications Holdings LLC, 8.25%, 4/1/07        30,975
   35,000    B/B2         Echostar DBS Communications Corp., 9.25%, 2/1/06          33,950
                                                                                ----------
                                                                                $   81,725
                                                                                ----------
                          Distributors (Food & Health) - 2.0%
   30,000    B-/B3        Fisher Scientific International Inc., 9.0%, 2/1/08    $   27,825
   25,000    B/B2         Wesco Distribution Inc., 9.125%, 6/1/08                   22,875
                                                                                ----------
                                                                                $   50,700
                                                                                ----------
                          Entertainment - 0.9%
   25,000    B-/B3        Premier Parks, Inc., 9.75%, 6/15/07                   $   24,125
                                                                                ----------
                          Household Products (Non-Durables) - 1.0%
   25,000    B/B2         Playtex Family Products, Inc., 9.0%, 12/15/03         $   24,250
                                                                                ----------
                          Total Consumer Staples                                $  180,800
                                                                                ----------
                          Energy - 7.5%
                          Oil & Gas (Drilling & Equipment) - 2.2%
   30,000    B+/B1        Parker Drilling Co., 9.75%, 11/15/06                  $   28,950
   25,000    BB-/Ba3      RBF Finance Co., 11.0%, 3/15/06                           26,875
                                                                                ----------
                                                                                $   55,825
                                                                                ----------
                          Oil & Gas (Production & Exploration) - 5.3%
   30,000    BB/Ba2       EOTT Energy Partners LP, 11.0%, 10/1/09               $   30,300
   25,000    BB-/Ba2      Gulf Canada Resources Ltd., 9.625%, 7/1/05                25,559
   25,000    B/B2         HS Resources Inc., 9.25%, 11/15/06                        24,375
   35,000    B+/B1        Nuevo Energy Co., 9.5%, 6/1/08                            34,475

   The accompanying notes are an integral part of these financial statements. 59

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount       S&P/Moody's
USD($)       Ratings                                                                  Value
                          Oil & Gas (Production & Exploration) - (continued)
   20,000    B-/B2        Pemex Finance Ltd., 9.69%, 8/15/09                     $   20,760
                                                                                 ----------
                                                                                 $  135,469
                                                                                 ----------
                          Total Energy                                           $  191,294
                                                                                 ----------
                          Financial - 7.5%
                          Banks (Major Regional) - 1.5%
   20,000    A/A1         Bank of Ireland, 6.45%, 2/10/10                        $   18,960
   20,000    A-/A1        HSBC Capital Funding, 8.03%, 12/29/49 (144A)               19,401
                                                                                 ----------
                                                                                 $   38,361
                                                                                 ----------
                          Banks (Money Center) - 1.1%
   15,000    A+/A1        Dresdner Funding Trust, 8.151%, 6/30/31 (144A)         $   13,068
   15,000    NR/Aaa       Skandinaviska Enskilda Bank, 8.125%, 9/6/49 (144A)         14,335
                                                                                 ----------
                                                                                 $   27,403
                                                                                 ----------
                          Consumer Finance - 1.2%
   35,000    BB-/B1       Ford Motor Credit Co., 5.8%, 1/12/09                   $   30,551
                                                                                 ----------
                          Financial (Diversified) - 3.7%
   30,000    B-/NR        BF Saul Real Estate Investment Trust, 9.75%, 4/1/08    $   25,800
   15,000    BBB-/Baa3    Colonial Realty L.P., 7.0%, 7/14/07                        13,479
   31,000    BB-/Ba3      Forest City Enterprises, 8.5%, 3/15/08                     28,055
   30,000    BBB/Baa3     Mack-Cali Realty Corp., 7.25%, 3/15/09                     27,215
                                                                                 ----------
                                                                                 $   94,549
                                                                                 ----------
                          Total Financial                                        $  190,864
                                                                                 ----------
                          Healthcare - 3.8%
                          Healthcare (Diversified) - 0.6%
   15,000    B/B3         King Pharmaceutical Inc., 10.75%, 2/15/09              $   15,525
                                                                                 ----------
                          Healthcare (Hospital Management) - 1.2%
   35,000    BB+/Ba2      Columbia/HCA Healthcare Corp., 7.25%, 5/20/08          $   31,218
                                                                                 ----------
                          Healthcare (Medical Products/Supplies) - 2.0%
   15,000    BB+/Ba1      Beckman Instruments, 7.05%, 6/1/26                     $   14,055
   35,000    B/B2         Bio-Rad Labs, Inc., 11.625%, 2/15/07                       36,050
                                                                                 ----------
                                                                                 $   50,105
                                                                                 ----------
                          Total Healthcare                                       $   96,848
                                                                                 ----------
                          Technology - 3.6%
                          Communications (Equipment) - 1.0%
   30,000    B/B2         L-3 Communication Holdings Corp., 8.5%, 5/15/08        $   27,600
                                                                                 ----------
                          Computers (Hardware) - 1.4%
   35,000    BBB+/Baa1    Sun Microsystems Inc., 7.65%, 8/15/09                  $   34,687
                                                                                 ----------
                          Electronics (Semiconductors) - 1.2%
   30,000    B/B3         Fairchild Semiconductor, 10.375%, 10/1/07              $   30,300
                                                                                 ----------
                          Total Technology                                       $   92,587
                                                                                 ----------
                          Transportation - 1.3%
                          Airlines - 1.3%
   25,000    BB/Ba2       Northwest Airlines Inc., 8.52%, 4/7/04                 $   23,294
                                                                                 ----------
                          Total Transportation                                   $   23,294
                                                                                 ----------
                          Utilities - 1.2%
                          Electric Companies - 0.6%
   15,000    BBB-/Baa3    Great Lakes Power Inc., 8.3%, 3/1/05                   $   14,817
                                                                                 ----------

60 The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount              S&P/Moody's
USD($)              Ratings                                                                        Value
                                 Power Producers (Independent) - 0.6%
     25,000         BB-/Ba3      AES China Generating Co., 10.125%, 12/15/06                  $   15,562
                                                                                              ----------
                                 Total Utilities                                              $   30,379
                                                                                              ----------
                                 TOTAL CORPORATE BONDS
                                 (Cost $1,385,426)                                            $1,363,125
                                                                                              ----------
                                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.9%
     49,284         AAA/Aaa      Federal National Mortgage Association, 7.0%, 9/1/29          $   47,561
     25,000         AAA/Aaa      Federal National Mortgage Association, 7.5%, 6/1/30              24,638
     44,350         AAA/Aaa      Government National Mortgage Association, 7.75%, 10/15/26        44,472
     24,889         AAA/Aaa      Government National Mortgage Association, 7.5%,10/15/29          24,721
     54,859         AAA/Aaa      Government National Mortgage Association, 7.5%, 11/15/29         54,488
     39,847         AAA/Aaa      Government National Mortgage Association, 8.0%, 1/15/30          40,297
     44,440         AAA/Aaa      Government National Mortgage Association, 7.5%, 2/15/30          44,140
     49,645         AAA/Aaa      Government National Mortgage Association, 8.0%, 3/15/30          50,206
     30,000                      U.S. Treasury Bonds, 7.875%, 2/15/21                             35,635
     35,000                      U.S. Treasury Notes, 6.25%, 10/31/01                             34,898
     29,000                      U.S. Treasury Notes, 5.625%, 5/15/08                             27,985
                                                                                              ----------
                                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                                 (Cost $426,401)                                              $  429,041
                                                                                              ----------
                                 FOREIGN GOVERNMENT BONDS - 14.7%
    110,000         AAA/Aaa      Government of France, 3.0%, 7/25/09                          $   99,187
     90,000         BB/Ba3       Republic of Argentina, 9.75%, 9/19/27                            70,200
     75,000         B+/B2        Republic of Brazil, 14.5%, 10/15/09                              80,250
     25,000         BBB-/Baa3    Republic of Trinidad & Tobago, 9.75%, 7/1/20 (144A)              24,403
     30,000         B/B1         Republic of Turkey, 12.375%, 6/15/09                             31,800
    135,000         BB/Ba1       United Mexican States, 8.25%, 2/24/09                            66,462
                                                                                              ----------
                                 TOTAL FOREIGN GOVERNMENT BONDS
                                 (Cost $377,398)                                              $  372,302
                                                                                              ----------
                                 SUPRANATIONAL BOND - 1.7%
NZD 100,000         AAA/Aaa      International Finance Corp., 6.75%, 7/15/09                  $   44,424
                                                                                              ----------
                                 TOTAL SUPRANATIONAL BOND
                                 (Cost $47,317)                                               $   44,424
                                                                                              ----------
                                 TOTAL INVESTMENT IN SECURITIES - 100.0%
                                 (Cost $2,580,157)                                            $2,540,265
                                                                                              ==========

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2000, the value of these securities amounted to $160,119 or 6.2% of total net assets.

Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.

DKK  Danish kroner.

EURO Euro dollar.

NZD  New Zealand dollar.

   The accompanying notes are an integral part of these financial statements. 61

Pioneer Swiss Franc Bond VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Principal           S&P/Moody's
Amount              Ratings                                                                             Value
                                 Austria - 1.7%
CHF     1,000,000   NR/NR        Autobahn Schnell AG, 3.0%, 11/12/01                              $   604,714
                                                                                                  -----------
                                 Belgium - 1.7%
        1,000,000   NR/NR        Societe Nationale Credit a d'Investissement, 7.25%, 10/2/00      $   619,885
                                                                                                  -----------
                                 Canada - 16.2%
        3,000,000   AA-/Aa3      GMAC Canada Ltd., 3.75%, 1/16/01                                 $ 1,837,497
        2,000,000   NR/NR        Montreal Urban Commission, 5.25%, 6/9/03                           1,256,628
        2,000,000   AA-/Aa3      Province of Ontario, 6.25%, 1/27/03                                1,285,438
        1,260,000   NR/A2        Province of Saskatchewan, 7.0%, 8/17/00                              775,533
        1,200,000   A+/A2        Quebec Province, 3.5%, 9/17/08                                       679,315
                                                                                                  -----------
                                                                                                  $ 5,834,411
                                                                                                  -----------
                                 Denmark - 6.6%
          600,000   NR/Aa1       Great Belt AS, 4.25%, 9/24/04                                    $   369,816
        1,340,000   AA+/Aa1      Kingdom of Denmark, 0%, 2/17/02                                      772,532
        2,000,000   NR/NR        Oresundsfoerbind, 4.375%, 12/1/03                                  1,236,093
                                                                                                  -----------
                                                                                                  $ 2,378,441
                                                                                                  -----------
                                 France - 11.8%
        1,800,000   AAA/Aaa      Caisse National d'Autoroutes, 3.375%, 2/27/08                    $ 1,037,454
          800,000   AAA/Aaa      Reseau Ferre de France, 3.25%, 9/12/08                               454,102
        1,300,000   NR/NR        Rhone-Alpes, 6.375%, 11/25/02                                        833,543
        3,000,000   NR/NR        Societe Nationale des Chemins de Fer Francais, 5.25%, 2/24/05      1,921,721
                                                                                                  -----------
                                                                                                  $ 4,246,820
                                                                                                  -----------
                                 Germany - 10.3%
        2,000,000   NR/Aa3       Bayerische Vereinsbank, 4.25%, 2/21/07                           $ 1,196,555
        2,000,000   NR/A1        Commerzbank AG, 7.0%, 7/25/01                                      1,262,329
        2,200,000   AAA/Aaa      Frankfurter Hypothekenbank Centralboden AG, 3.125%, 4/29/08        1,250,130
                                                                                                  -----------
                                                                                                  $ 3,709,014
                                                                                                  -----------
                                 Ireland - 2.2%
        1,300,000   AA+/Aaa      Republic of Ireland, 6.5%, 1/15/01                               $   807,246
                                                                                                  -----------
                                 Italy - 3.1%
        2,315,000   AA/Aa3       Republic of Italy, 0%, 12/11/05                                  $ 1,136,320
                                                                                                  -----------
                                 Netherlands - 11.4%
        2,000,000   NR/NR        Alliance BV, 3.0%, 8/26/05                                       $ 1,166,518
        1,400,000   NR/A1        BMW Finance NV, 5.0%, 4/21/13                                        865,694
        1,400,000   AA+/Aa1      Deutsche Finance BV, 3.5%, 2/19/03                                   843,596
        2,000,000   NR/Aaa       Helaba Finance, 3.75%, 12/28/00                                    1,226,101
                                                                                                  -----------
                                                                                                  $ 4,101,909
                                                                                                  -----------
                                 New Zealand - 5.1%
        3,000,000   AA+/Aa2      Transpower Finance Ltd., 4.25%, 6/10/04                          $ 1,835,290
                                                                                                  -----------
                                 Norway - 3.7%
        2,165,000   AA/Aa2       Statoil, 4.125%, 9/20/01                                         $ 1,328,847
                                                                                                  -----------
                                 Sweden - 5.0%
        3,000,000   NR/Aa3       AB Spintab, 3.25%, 1/24/02                                       $ 1,816,900
                                                                                                  -----------

62 The accompanying notes are an integral part of these financial statements.

Pioneer Swiss Franc Bond VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal           S&P/Moody's
Amount              Ratings                                                                   Value
                                  United States - 21.2%
CHF     2,500,000   NR/A1         Citibank Credit Card Master Trust, 3.5%, 11/25/02     $ 1,502,590
        2,000,000   A+/A1         DaimlerChrysler NA Holdings, Inc., 3.125%, 9/25/02      1,197,781
        2,000,000   NR/A1         J.P. Morgan & Co., 2.0%, 12/27/01                       1,190,425
        2,200,000   AA-/Aa3       Merrill Lynch & Co., 3.0%, 4/8/02                       1,323,628
        1,000,000   AA+/Aa2       Nationwide Financial Services Corp., 3.0%, 8/18/04        585,098
        2,000,000   NR/NR         Sony Capital Corp., 3.128%, 12/27/00                    1,223,036
        1,000,000   AAA/Aa1       Toyota Motor Credit Corp., 4.5%, 9/29/00                  614,154
                                                                                        -----------
                                                                                        $ 7,636,712
                                                                                        -----------
                                  TOTAL DEBT OBLIGATIONS
                                  (Cost $42,969,509)                                    $36,056,509
                                                                                        -----------
                                  TOTAL INVESTMENT IN SECURITIES - 100.0%
                                  (Cost $42,969,509)                                    $36,056,509
                                                                                        ===========

CHF Swiss franc.

   The accompanying notes are an integral part of these financial statements. 63

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Principal
Amount                                                                                                 Value
             U.S GOVERNMENT AND AGENCY OBLIGATIONS - 100.0%
$ 350,000    Federal Farm Credit Bank, Medium Term Note, 6.78%, 12/12/07                         $   337,635
  250,000    Federal Home Loan Bank, 7.01%, 1/13/04                                                  247,450
  300,000    Federal Home Loan Bank, 7.08%, 11/5/04                                                  297,228
  177,171    Federal Home Loan Mortgage Corp., 7.0%, 9/1/27                                          171,452
  450,586    Federal Home Loan Mortgage Corp., 6.5%, 3/1/29                                          425,119
   99,833    Federal Home Loan Mortgage Corp., REMIC Series G031K, 6.5%, 10/25/14                     97,837
  500,000    Federal Home Loan Mortgage Corp., REMIC Series 1541G, 6.75%, 11/15/21                   488,585
  660,400    Federal Home Loan Mortgage Corp., REMIC Series 2043DB, 6.5%, 1/15/25                    627,004
  500,000    Federal Home Loan Mortgage Corp., REMIC Series 2106K, 6.0%, 4/15/25                     445,895
  125,000    Federal National Mortgage Association, 6.8%, 1/10/03                                    124,633
  849,891    Federal National Mortgage Association, 6.5%, 11/1/28                                    801,320
  840,581    Federal National Mortgage Association, 6.0%, 12/1/28                                    769,014
  325,000    Federal National Mortgage Association, 7.5%, 6/1/30                                     320,297
  300,000    Federal National Mortgage Association, Medium Term Note, 6.84%, 7/17/07                 290,970
  500,000    Federal National Mortgage Association, REMIC Series 1998-47DA, 6.5%, 5/18/26            451,150
  481,491    Government National Mortgage Association, 6.5%, 3/15/26 to 8/15/28                      457,333
3,535,767    Government National Mortgage Association, 7.0%, 12/15/25 to 7/15/29                   3,440,190
  837,930    Government National Mortgage Association, 8.0%, 2/15/08 to 12/15/29                     846,454
2,150,461    Government National Mortgage Association, 7.5%, 10/15/22 to 6/15/30                   2,136,315
  452,526    Government National Mortgage Association I, 6.5%, 8/15/28                               429,420
  499,652    Government National Mortgage Association I, 8.0%, 5/15/30                               505,303
  904,440    Government National Mortgage Association II, 7.0%, 2/20/29                              876,294
1,500,740    Government National Mortgage Association II, 7.5%, 8/20/27 to 8/20/29                 1,484,228
1,304,541    Government National Mortgage Association II, 8.0%, 8/20/25 to 6/20/30                 1,313,613
  500,000    Government National Mortgage Association, REMIC Series 1998-21VB, 6.5%, 10/20/11        476,375
  425,265    Government National Mortgage Association, REMIC Series 1998-24A, 6.5%, 11/20/24         412,554
   50,000    Private Export Funding, 7.3%, 1/31/02                                                    50,432
  500,000    Private Export Funding, 6.9%, 1/31/03                                                   497,910
  250,000    Tennessee Valley Authority, 6.375%, 6/15/05                                             244,068
  300,000    Tennessee Valley Authority, 6.75%, 6/1/28                                               260,250
2,100,000    U.S. Treasury Bonds, 7.25%, 5/15/16                                                   2,311,281
1,320,000    U.S. Treasury Bonds, 6.25%, 8/15/23                                                   1,327,999
  625,000    U.S. Treasury Notes, 6.375%, 9/30/01                                                    624,119
  500,000    U.S. Treasury Notes, 7.25%, 5/15/04                                                     515,695
  700,000    U.S. Treasury Notes, 7.0%, 7/15/06                                                      725,648
                                                                                                 -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost $25,661,488)                                                                  $24,831,070
                                                                                                 -----------
             TOTAL INVESTMENT IN SECURITIES - 100.0%
             (Cost $25,661,488)                                                                  $24,831,070
                                                                                                 ===========

Note: The Portfolio's investments in mortgage-backed securities of the Government National Mortgage Association (GNMA) and the Federal National Mortgage Association (FNMA) are interests in separate pools of mortgages. All separate investments in the issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

64 The accompanying notes are an integral part of these financial statements.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

Principal
 Amount                                                                                                     Value
               COMMERCIAL PAPER - 92.7%                                                               $ 1,260,666
 $ 1,270,000   American Express Credit Corp., 6.1%, 8/14/00                                             1,409,455
   1,423,000   American General Corp., 6.59%, 8/22/00                                                   1,353,768
   1,360,000   Associated Corp., 6.11%, 7/28/00                                                         1,111,511
   1,125,000   AT&T Corp., 6.54%, 9/5/00                                                                1,066,212
   1,075,000   Citicorp Inc., 6.54%, 8/15/00                                                            1,496,474
   1,500,000   The Coca Cola Co., 6.51%, 7/14/00                                                        1,039,121
   1,040,000   Deere (John) Capital Corp., 6.08%, 7/6/00                                                  998,982
   1,000,000   Dupont (E.I.) De Nemours & Co., 6.11%, 7/7/00                                            1,560,327
   1,572,000   Exxon Project Inv Corp., 6.52%, 8/11/00                                                    927,436
     944,000   Ford Motor Credit Corp., 6.58%, 10/5/00                                                  1,485,287
   1,500,000   General Electric Capital Corp., 6.42%, 8/25/00                                           1,114,867
   1,120,000   General Motors Acceptance Corp., 6.6%, 7/26/00                                           1,150,477
   1,157,000   Household Finance Corp., 6.15%, 8/3/00                                                   1,246,989
   1,250,000   IBM Corp., 6.67%, 7/14/00                                                                1,595,255
   1,600,000   Minnesota Mining & Manufacturing Co., 6.28%, 7/18/00                                     1,475,873
   1,500,000   Mortorola Inc., 6.58%, 9/27/00                                                             157,102
     158,000   National Rural Utilities Cooperative Finance Corp., 6.2%, 8/3/00                         1,387,069
   1,400,000   National Rural Utilities Cooperative Finance Corp., 6.52%, 8/21/00                       1,038,946
   1,040,000   Norwest Financial Inc., 6.08%, 7/7/00                                                      748,506
     750,000   Pacific Gas & Electric Co., 6.52%, 7/12/00                                               1,319,853
   1,325,000   Prudential Funding Corp., 6.08%, 7/24/00                                                 1,123,293
   1,125,000   SBC Communications Inc., 6.07%, 7/10/00                                                  1,683,105
   1,690,000   Southern California Edison Co., 6.12%, 7/25/00                                           1,616,614
   1,620,000   Virginia Electric & Power Co., 6.27%, 7/13/00                                            1,022,922
   1,030,000   Wal-Mart Stores Inc., 6.51%, 8/8/00                                                    -----------
               Total Commmercial Paper                                                                $30,390,110
               REPURCHASE AGREEMENT - 7.3%                                                            -----------
   2,400,000   First Boston Corp., 6.5%, dated 6/30/00, repurchase price of price of $2,400,000 plus accrued interest on 7/3/00, collateralized by $2,464,000 U.S. Treasury Notes,
                5.125%, 5/31/01                                                                       $ 2,400,000
                                                                                                      -----------
               Total Repurchase Agreement                                                             $ 2,400,000
               TOTAL INVESTMENT IN SECURITIES - 100.0%                                                -----------
                                                                                                      $32,790,110
                                                                                                      ===========

   The accompanying notes are an integral part of these financial statements. 65

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                                                               Six Months
                                                                                                  Ended
                                                                                                 6/30/00
Class I                                                                                        (unaudited)
Net asset value, beginning of period                                                             $ 18.75
                                                                                                 -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                    $ (0.04)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          (1.39)
                                                                                                 -------
  Net increase (decrease) from investment operations                                             $ (1.43)
Distributions to shareholders:
 Net realized gain                                                                                 (0.33)
                                                                                                 -------
Net increase (decrease) in net asset value                                                       $ (1.76)
                                                                                                 -------
Net asset value, end of period                                                                   $ 16.99
                                                                                                 =======
Total return*                                                                                      (7.61)%
Ratio of net expenses to average net assets                                                         1.77%**+
Ratio of net investment income (loss) to average net assets                                        (0.44)%**+
Portfolio turnover rate                                                                              135%**
Net assets, end of period (in thousands)                                                         $19,305
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                       1.98%**
 Net investment loss                                                                              ( 0.65)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                       1.75%**
 Net investment loss                                                                               (0.42)%**

                                                                                                Year           10/30/98
                                                                                                Ended             to
Class I                                                                                       12/31/99         12/31/98
Net asset value, beginning of period                                                            $10.49          $  10.00
                                                                                                ------          --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                   $(0.03)         $   0.00(b)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         8.29              0.49
                                                                                                ------          --------
  Net increase (decrease) from investment operations                                            $ 8.26          $   0.49
Distributions to shareholders:
 Net realized gain                                                                                   -                 -
                                                                                                ------          --------
Net increase (decrease) in net asset value                                                      $ 8.26          $   0.49
                                                                                                ------          --------
Net asset value, end of period                                                                  $18.75          $  10.49
                                                                                                ======          ========
Total return*                                                                                    78.74%             4.90%
Ratio of net expenses to average net assets                                                       1.88%+            1.75%**
Ratio of net investment income (loss) to average net assets                                      (0.74)%+           0.01%**
Portfolio turnover rate                                                                            144%               60%**
Net assets, end of period (in thousands)                                                        $9,679          $    133
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                     6.56%           104.83%**
 Net investment loss                                                                             (5.42)%         (103.09)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                     1.75%             1.75%**
 Net investment loss                                                                             (0.61)%           (0.01)%**

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                                                              Six Months
                                                                                                 Ended
                                                                                                6/30/00
Class I                                                                                     (unaudited)(a)
Net asset value, beginning of period                                                            $ 13.61
                                                                                                -------
Increase (decrease) from investment operations:
 Net investment income                                                                          $  0.01
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         (0.29)
                                                                                                -------
  Net increase (decrease) from investment operations                                            $ (0.28)
Distributions to shareholders:
 Net investment income                                                                            (0.02)
 Net realized gain                                                                                (0.01)
                                                                                                -------
Net increase (decrease) in net asset value                                                      $ (0.31)
                                                                                                -------
Net asset value, end of period                                                                  $ 13.30
                                                                                                =======
Total return*                                                                                     (2.04)%
Ratio of net expenses to average net assets                                                        1.49%**+
Ratio of net investment income to average net assets                                               0.14%**+
Portfolio turnover rate                                                                              43%**
Net assets, end of period (in thousands)                                                        $24,887
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                      1.49%**
 Net investment income (loss)                                                                      0.14%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                      1.47**
 Net investment income                                                                             0.16**

                                                                                               Year          10/30/98
                                                                                               Ended            to
Class I                                                                                      12/31/99        12/31/98
Net asset value, beginning of period                                                         $ 10.60          $ 10.00
                                                                                             -------          -------
Increase (decrease) from investment operations:
 Net investment income                                                                       $  0.05          $  0.00(b)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       2.97             0.60
                                                                                             -------          -------
  Net increase (decrease) from investment operations                                         $  3.02          $  0.60
Distributions to shareholders:
 Net investment income                                                                             -                -
 Net realized gain                                                                             (0.01)               -
                                                                                             -------          -------
Net increase (decrease) in net asset value                                                   $  3.01          $  0.60
                                                                                             -------          -------
Net asset value, end of period                                                               $ 13.61          $ 10.60
                                                                                             =======          =======
Total return*                                                                                  28.47%            6.00%
Ratio of net expenses to average net assets                                                     1.53%+           1.50%**
Ratio of net investment income to average net assets                                            0.56%+           0.00%**
Portfolio turnover rate                                                                           60%               6%**
Net assets, end of period (in thousands)                                                     $12,735          $ 1,620
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                   2.58%           16.56%**
 Net investment income (loss)                                                                  (0.49)%         (15.06)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                   1.50%            1.50%**
 Net investment income                                                                          0.59%            0.00%**

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

66 The accompanying notes are an integral part of these financial statements.

Pioneer International Growth VCT Portfolio      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended         Year        Year
                                                                  6/30/00       Ended        Ended
Class I                                                         (unaudited)    12/31/99    12/31/98
Net asset value, beginning of period                              $ 15.38      $ 10.79     $ 12.23
                                                                  -------      -------     -------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.02      $  0.07     $  0.09
 Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                      (0.99)        4.67       (0.45)
                                                                  -------      -------     -------
  Net increase (decrease) from investment operations              $ (0.97)     $  4.74     $ (0.36)
Distributions to shareholders:
 Net investment income                                              (0.11)       (0.15)      (0.19)
 In excess of net investment income                                     -            -           -
 Net realized gain                                                      -            -       (0.89)
                                                                  -------      -------     -------
Net increase (decrease) in net asset value                        $ (1.08)     $  4.59     $ (1.44)
                                                                  -------      -------     -------
Net asset value, end of period                                    $ 14.30      $ 15.38     $ 10.79
                                                                  =======      =======     =======
Total return*                                                       (6.32)%     44.38%       (3.32)%
Ratio of net expenses to average net assets+                         1.22%**     1.22%       1.44%
Ratio of net investment income (loss) to average net assets+         0.40%**     0.01%       1.00%
Portfolio turnover rate                                                55%**        90%        113%
Net assets, end of period (in thousands)                          $68,603      $69,192     $51,525
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                                        1.22%**      1.22%       1.47%
 Net investment income (loss)                                        0.40%**      0.01%       0.97%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.22%**      1.22%       1.43%
 Net investment income                                               0.40%**      0.01%       1.01%

                                                                   Year        Year           3/1/95
                                                                  Ended       Ended             to
Class I                                                          12/31/97    12/31/96        12/31/95
Net asset value, beginning of period                             $ 11.83     $ 10.93           $10.00
                                                                 -------     -------           ------
Increase (decrease) from investment operations:
 Net investment income                                           $  0.06     $  0.05           $    -
 Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                     0.53         0.88             1.04
                                                                 -------     -------           ------
  Net increase (decrease) from investment operations             $  0.59     $  0.93           $ 1.04
Distributions to shareholders:
 Net investment income                                             (0.03)          -                -
 In excess of net investment income                                    -           -            (0.02)
 Net realized gain                                                 (0.16)      (0.03)           (0.09)
                                                                 -------     -------           ------
Net increase (decrease) in net asset value                       $  0.40     $  0.90           $ 0.93
                                                                 -------     -------           ------
Net asset value, end of period                                   $ 12.23     $ 11.83           $10.93
                                                                 =======     =======           ======
Total return*                                                       4.87%       8.54%           10.42%
Ratio of net expenses to average net assets+                        1.49%       1.52%            2.10%**
Ratio of net investment income (loss) to average net assets+        0.78%       0.78%           (0.25%)**
Portfolio turnover rate                                              133%        115%             139%**
Net assets, end of period (in thousands)                         $49,412     $24,770           $2,967
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                                       1.71%       3.04%           17.22%**
 Net investment income (loss)                                       0.56%      (0.74)%         (15.37)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       1.48%       1.50%            1.75%**
 Net investment income                                              0.79%       0.80%            0.10%**

Pioneer Science & Technology VCT Portfolio(a)   PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                                                        5/1/00
                                                                                          to
                                                                                       6/30/00
Class I                                                                              (unaudited)
Net asset value, beginning of period                                                    $10.00
                                                                                        ------
Increase from investment operations:
 Net investment income                                                                  $ 0.00(b)
 Net realized and unrealized gain on investments                                          1.69
                                                                                        ------
  Net increase from investment operations                                               $ 1.69
                                                                                        ------
Net increase in net asset value                                                         $ 1.69
                                                                                        ------
Net asset value, end of period                                                          $11.69
                                                                                        ======
Total return*                                                                            16.90%
Ratio of net expenses to average net assets                                               1.25%**
Ratio of net investment loss to average net assets                                       (0.12)%**
Portfolio turnover rate                                                                     25%**
Net assets, end of period (in thousands)                                                $3,920
Ratios assuming no waiver of management fees and assumption of expenses by PIM:
 Net expenses                                                                             3.98%**
 Net investment loss                                                                     (2.85)%**

(a) Shares of Pioneer Science & Technology VCT Portfolio were first publicly offered on May 1, 2000.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements. 67

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended          Year         Year
                                                                 6/30/00         Ended        Ended
Class I                                                        (unaudited)     12/31/99     12/31/98
Net asset value, beginning of period                            $  16.26       $  14.49     $  16.15
                                                                --------       --------     --------
Increase (decrease) from investment operations:
 Net investment income                                          $   0.07       $   0.13     $   0.12
 Net realized and unrealized gain (loss) on investments             0.27           1.77        (0.65)
                                                                --------       --------     --------
  Net increase (decrease) from investment operations            $   0.34       $   1.90     $  (0.53)
Distributions to shareholders:
 Net investment income                                             (0.13)         (0.13)      (0.10)
 Net realized gain                                                 (1.09)             -       (1.03)
                                                                --------       --------     --------
Net increase (decrease) in net asset value                      $  (0.88)      $   1.77     $  (1.66)
                                                                --------       --------     --------
Net asset value, end of period                                  $  15.38       $  16.26     $  14.49
                                                                ========       ========     ========
Total return*                                                       2.02%        13.13%        (4.02)%
Ratio of net expenses to average net assets+                        0.78%**        0.76%        0.74%
Ratio of net investment income to average net assets+               0.66%**        0.77%        0.90%
Portfolio turnover rate                                              103%**          91%          81%
Net assets, end of period (in thousands)                        $107,284       $120,526     $113,359
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                                       0.78%**        0.76%        0.74%
 Net investment income (loss)                                       0.66%**        0.77%        0.90%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       0.78%**        0.76%        0.74%
 Net investment income                                              0.66%**        0.77%        0.90%

                                                                 Year         Year           3/1/95
                                                                 Ended       Ended             to
Class I                                                        12/31/97     12/31/96        12/31/95
Net asset value, beginning of period                           $  13.05     $ 11.57           $10.00
                                                               --------     -------           ------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.12     $  0.03           $ 0.02
 Net realized and unrealized gain (loss) on investments            3.09        1.71             1.69
                                                               --------     -------           ------
  Net increase (decrease) from investment operations           $   3.21     $  1.74           $ 1.71
Distributions to shareholders:
 Net investment income                                                -       (0.03)           (0.02)
 Net realized gain                                                (0.11)      (0.23)           (0.12)
                                                               --------     -------           ------
Net increase (decrease) in net asset value                     $   3.10     $  1.48           $ 1.57
                                                               --------     -------           ------
Net asset value, end of period                                 $  16.15     $ 13.05           $11.57
                                                               ========     =======           ======
Total return*                                                  $  24.69%      15.03%           17.13%
Ratio of net expenses to average net assets+                       0.80%       0.93%            1.56%**
Ratio of net investment income to average net assets+              1.02%       0.37%            0.48%**
Portfolio turnover rate                                              50%         41%              46%**
Net assets, end of period (in thousands)                       $105,476     $48,572           $9,357
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                                      0.80%       0.95%            3.95%**
 Net investment income (loss)                                      1.02%       0.35%           (1.91)**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      0.79%       0.92%            1.49%**
 Net investment income                                             1.03%       0.38%            0.55%**

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                         Ended
                                                                                        6/30/00
Class I                                                                               (unaudited)
Net asset value, beginning of period                                                    $  21.92
                                                                                        --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                           $  (0.01)
 Net realized and unrealized gain (loss) on investments                                    (0.11)
                                                                                        --------
  Net increase (decrease) from investment operations                                    $  (0.12)
Distributions to shareholders:
 Net investment income                                                                         -
 Net realized gain                                                                         (1.92)
                                                                                        --------
Net increase (decrease) in net asset value                                              $  (2.04)
                                                                                        --------
Net asset value, end of period                                                          $  19.88
                                                                                        ========
Total return*                                                                              (0.41)%
Ratio of net expenses to average net assets                                                 0.68%**+
Ratio of net investment income (loss) to average net assets                                (0.11%)**+
Portfolio turnover rate                                                                       57%**
Net assets, end of period (in thousands)                                                $134,802
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                               0.77%**
 Net investment loss                                                                       (0.20%)**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                               0.68%**
 Net investment income (loss)                                                              (0.11%)**

                                                                                      Year            Year
                                                                                      Ended          Ended
Class I                                                                             12/31/99        12/31/98
Net asset value, beginning of period                                               $  20.34         $ 15.34
                                                                                   --------         -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                      $  (0.02)        $  0.00(a)
 Net realized and unrealized gain (loss) on investments                                1.64            5.00
                                                                                   --------         -------
  Net increase (decrease) from investment operations                               $   1.62         $  5.00
Distributions to shareholders:
 Net investment income                                                                (0.01)          (0.00)(a)
 Net realized gain                                                                    (0.03)              -
                                                                                   --------         -------
Net increase (decrease) in net asset value                                         $   1.58         $  5.00
                                                                                   --------         -------
Net asset value, end of period                                                     $  21.92         $ 20.34
                                                                                   ========         =======
Total return*                                                                          7.93%          32.60%
Ratio of net expenses to average net assets                                            0.76%+          0.88%+
Ratio of net investment income (loss) to average net assets                           (0.08%)+         0.08%+
Portfolio turnover rate                                                                  47%             28%
Net assets, end of period (in thousands)                                           $162,730         $85,670
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          0.81%           0.97%
 Net investment loss                                                                  (0.13%)         (0.01)%
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          0.76%           0.88%
 Net investment income (loss)                                                         (0.08%)          0.08%

                                                                                       10/31/97
                                                                                          to
Class I                                                                                12/31/97
Net asset value, beginning of period                                                     $15.00
                                                                                         ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                            $ 0.01
 Net realized and unrealized gain (loss) on investments                                    0.33
                                                                                         ------
  Net increase (decrease) from investment operations                                     $ 0.34
Distributions to shareholders:
 Net investment income                                                                        -
 Net realized gain                                                                            -
                                                                                         ------
Net increase (decrease) in net asset value                                               $ 0.34
                                                                                         ------
Net asset value, end of period                                                           $15.34
                                                                                         ======
Total return*                                                                              2.27%
Ratio of net expenses to average net assets                                                1.25%**
Ratio of net investment income (loss) to average net assets                                0.60%**
Portfolio turnover rate                                                                      16%**
Net assets, end of period (in thousands)                                                 $4,646
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              6.62%**
 Net investment loss                                                                      (4.77%)**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                              1.25%**
 Net investment income (loss)                                                              0.60%**

(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

68 The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Growth VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended         Year          Year
                                                                6/30/00        Ended        Ended
Class I                                                       (unaudited)    12/31/99      12/31/98
Net asset value, beginning of period                            $ 11.73      $ 13.07        $ 16.90
                                                                -------      -------        -------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.34      $  0.66        $  0.60
 Net realized and unrealized gain (loss) on investments            1.38        (1.20)         (3.72)
                                                                -------      -------        -------
  Net increase (decrease) from investment operations            $  1.72      $ (0.54)       $ (3.12)
Distributions to shareholders:
 Net investment income                                            (0.34)       (0.60)         (0.56)
 Net realized gain                                                    -        (0.12)         (0.15)
 Tax return of capital                                                -        (0.08)             -
                                                                -------      -------        -------
Net increase (decrease) in net asset value                      $  1.38      $ (1.34)       $ (3.83)
                                                                -------      -------        -------
Net asset value, end of period                                  $ 13.11      $ 11.73        $ 13.07
                                                                =======      =======        =======
Total return*                                                     14.86%       (4.17)%       (18.74)%
Ratio of net expenses to average net assets+                       1.14%**      1.15%          1.19%
Ratio of net investment income to average net assets+              5.43%**      5.07%          4.06%
Portfolio turnover rate                                              31%**        54%            18%
Net assets, end of period (in thousands)                        $29,679      $28,318        $35,579
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                                      1.14%**      1.30%          1.20%
 Net investment income (loss)                                      5.43%**      4.92%          4.05%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.13%**      1.14%          1.19%
 Net investment income                                             5.44%**      5.08%          4.06%

                                                                 Year        Year         3/31/95
                                                                Ended       Ended            to
Class I                                                        12/31/97    12/31/96       12/31/95
Net asset value, beginning of period                           $ 14.46     $ 11.23         $ 10.00
                                                               -------     -------         -------
Increase (decrease) from investment operations:
 Net investment income                                         $  0.47     $  0.54         $  0.12
 Net realized and unrealized gain (loss) on investments           2.54        3.34            1.55
                                                               -------     -------         -------
  Net increase (decrease) from investment operations           $  3.01     $  3.88         $  1.67
Distributions to shareholders:
 Net investment income                                           (0.45)      (0.53)          (0.23)
 Net realized gain                                               (0.12)      (0.12)          (0.03)
 Tax return of capital                                               -           -           (0.18)
                                                               -------     -------         -------
Net increase (decrease) in net asset value                     $  2.44     $  3.23         $  1.23
                                                               -------     -------         -------
Net asset value, end of period                                 $ 16.90     $ 14.46         $ 11.23
                                                               =======     =======         =======
Total return*                                                    21.16%      35.73%          16.96%
Ratio of net expenses to average net assets+                      1.25%       1.34%           2.10%**
Ratio of net investment income to average net assets+             3.16%       4.63%           2.68%**
Portfolio turnover rate                                             28%         41%              1%**
Net assets, end of period (in thousands)                       $42,187     $11,115         $   512
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                                     1.37%       3.35%          45.96%**
 Net investment income (loss)                                     3.04%       2.62%         (41.18)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.24%       1.24%           1.57%**
 Net investment income                                            3.17%       4.73%           3.21%**

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                                                   Six Months
                                                                                      Ended          Year
                                                                                     6/30/00         Ended
Class I                                                                            (unaudited)     12/31/99
Net asset value, beginning of period                                                $  22.70       $  19.76
                                                                                    --------       --------
Increase from investment operations:
 Net investment income                                                              $   0.10       $   0.16
 Net realized and unrealized gain on investments                                        0.79           2.97
                                                                                    --------       --------
  Net increase from investment operations                                           $   0.89       $   3.13
Distributions to shareholders:
 Net investment income                                                                 (0.08)         (0.17)
 Net realized gain                                                                     (0.13)         (0.02)
                                                                                    --------       --------
Net increase in net asset value                                                     $   0.68       $   2.94
                                                                                    --------       --------
Net asset value, end of period                                                      $  23.38       $  22.70
                                                                                    ========       ========
Total return*                                                                           3.94%         15.91%
Ratio of net expenses to average net assets                                             0.71%**+       0.70%+
Ratio of net investment income to average net assets                                    0.85%**+       0.82%+
Portfolio turnover rate                                                                   21%**           8%
Net assets, end of period (in thousands)                                            $216,445       $204,927
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                           0.71%**        0.70%
 Net investment income (loss)                                                           0.85%**        0.82%
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                           0.71%**        0.70%
 Net investment income                                                                  0.85%**        0.82%

                                                                                    Year           10/31/97
                                                                                    Ended             to
Class I                                                                           12/31/98         12/31/97
Net asset value, beginning of period                                              $ 15.80            $15.00
                                                                                  -------            ------
Increase from investment operations:
 Net investment income                                                            $  0.15            $ 0.01
 Net realized and unrealized gain on investments                                     3.96              0.80
                                                                                  -------            ------
  Net increase from investment operations                                         $  4.11            $ 0.81
Distributions to shareholders:
 Net investment income                                                              (0.15)            (0.01)
 Net realized gain                                                                      -                 -
                                                                                  -------            ------
Net increase in net asset value                                                   $  3.96            $ 0.80
                                                                                  -------            ------
Net asset value, end of period                                                    $ 19.76            $15.80
                                                                                  =======            ======
Total return*                                                                       26.12%             5.43%
Ratio of net expenses to average net assets                                          0.86%+            1.25%**
Ratio of net investment income to average net assets                                 0.97%+            1.07%**
Portfolio turnover rate                                                                 4%                -
Net assets, end of period (in thousands)                                          $89,860            $4,493
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                        0.87%             5.30%**
 Net investment income (loss)                                                        0.96%            (2.98%)**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                        0.86%             1.25%**
 Net investment income                                                               0.97%             1.07%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements. 69

Pioneer Equity-Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended          Year
                                                                 6/30/00         Ended
Class I                                                        (unaudited)     12/31/99
Net asset value, beginning of period                            $  20.72       $  21.44
                                                                --------       --------
Increase (decrease) from investment operations:
 Net investment income                                          $   0.26       $   0.42
 Net realized and unrealized gain (loss) on investments            (0.29)         (0.15)
                                                                --------       --------
  Net increase (decrease) from investment operations            $  (0.03)      $   0.27
Distributions to shareholders:
 Net investment income                                             (0.24)         (0.41)
 Net realized gain                                                 (1.74)         (0.58)
                                                                --------       --------
Net increase (decrease) in net asset value                      $  (2.01)      $  (0.72)
                                                                --------       --------
Net asset value, end of period                                  $  18.71       $  20.72
                                                                ========       ========
Total return*                                                      (0.26)%        1.21%
Ratio of net expenses to average net assets+                        0.72%**       0.70%
Ratio of net investment income to average net assets+               2.46%**       1.97%
Portfolio turnover rate                                                5%**          23%
Net assets, end of period (in thousands)                        $176,358       $226,379
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                                       0.72%**       0.70%
 Net investment income (loss)                                       2.46%**       1.97%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       0.72%**       0.70%
 Net investment income                                              2.46%**       1.97%

                                                                 Year         Year         Year         3/1/95
                                                                 Ended        Ended       Ended           to
Class I                                                        12/31/98     12/31/97     12/31/96      12/31/95
Net asset value, beginning of period                           $  18.14     $  13.73     $ 12.17         $10.00
                                                               --------     --------     -------         ------
Increase (decrease) from investment operations:
 Net investment income                                         $   0.39     $   0.35     $  0.29         $ 0.19
 Net realized and unrealized gain (loss) on investments            3.52         4.44        1.54           2.16
                                                               --------     --------     -------         ------
  Net increase (decrease) from investment operations           $   3.91     $   4.79     $  1.83         $ 2.35
Distributions to shareholders:
 Net investment income                                            (0.39)       (0.37)      (0.27)         (0.18)
 Net realized gain                                                (0.22)       (0.01)          -              -
                                                               --------     --------     -------         ------
Net increase (decrease) in net asset value                     $   3.30     $   4.41     $  1.56         $ 2.17
                                                               --------     --------     -------         ------
Net asset value, end of period                                 $  21.44     $  18.14     $ 13.73         $12.17
                                                               ========     ========     =======         ======
Total return*                                                     21.80%       35.23%      15.19%         23.62%
Ratio of net expenses to average net assets+                       0.71%        0.77%       0.96%          1.63%**
Ratio of net investment income to average net assets+              2.04%        2.31%       2.67%          2.89%**
Portfolio turnover rate                                              19%          15%         18%             -
Net assets, end of period (in thousands)                       $203,976     $124,213     $46,871         $6,914
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                                      0.71%        0.77%       0.98%          5.32%**
 Net investment income (loss)                                      2.04%        2.31%       2.65%         (0.80)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      0.71%        0.77%       0.95%          1.47%**
 Net investment income                                             2.04%        2.31%       2.68%          3.05%**

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended         Year        Year
                                                                6/30/00       Ended       Ended
Class I                                                       (unaudited)    12/31/99    12/31/98
Net asset value, beginning of period                          $ 14.31      $ 14.47     $ 14.99
                                                              -------      -------     -------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.25      $  0.51     $  0.42
 Net realized and unrealized gain (loss) on investments          0.13        (0.16)       0.00
                                                              -------      -------     -------
  Net increase from investment operations                     $  0.38      $  0.35     $  0.42
Distributions to shareholders:
 Net investment income                                          (0.24)       (0.51)      (0.42)
 Net realized gain                                                  -            -       (0.52)
                                                              -------      -------     -------
Net increase (decrease) in net asset value                    $  0.14      $ (0.16)    $ (0.52)
                                                              -------      -------     -------
Net asset value, end of period                                $ 14.45      $ 14.31     $ 14.47
                                                              =======      =======     =======
Total return*                                                    2.66%       2.53%       2.64%
Ratio of net expenses to average net assets+                       0.82%**    0.78%       0.80%
Ratio of net investment income to average net assets+              3.37%**    3.58%       2.93%
Portfolio turnover rate                                              20%**      59%        104%
Net assets, end of period (in thousands)                      $63,532      $72,669     $66,930
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                                    0.82%**      0.78%       0.80%
 Net investment income (loss)                                    3.37%**      3.58%       2.93%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    0.81%**      0.77%       0.80%
 Net investment income                                           3.38%**      3.59%       2.93%

                                                                 Year        Year          3/1/95
                                                                Ended       Ended            to
Class I                                                        12/31/97    12/31/96       12/31/95
Net asset value, beginning of period                           $ 13.19     $ 11.87          $10.00
                                                               -------     -------          ------
Increase (decrease) from investment operations:
 Net investment income                                         $  0.36     $  0.29          $ 0.20
 Net realized and unrealized gain (loss) on investments           1.94        1.39            1.87
                                                               -------     -------          ------
  Net increase from investment operations                      $  2.30     $  1.68          $ 2.07
Distributions to shareholders:
 Net investment income                                           (0.36)     ( 0.29)          (0.20)
 Net realized gain                                               (0.14)     ( 0.07)              -
                                                               -------     -------          ------
Net increase (decrease) in net asset value                     $  1.80     $  1.32          $ 1.87
                                                               -------     -------          ------
Net asset value, end of period                                 $ 14.99     $ 13.19          $11.87
                                                               =======     =======          ======
Total return*                                                    17.62%      14.26%          20.84%
Ratio of net expenses to average net assets+                      0.96%       1.20%           1.76%**
Ratio of net investment income to average net assets+             2.63%       2.83%           2.99%**
Portfolio turnover rate                                             63%         74%              -
Net assets, end of period (in thousands)                       $44,008     $16,783          $2,661
Ratios assuming no waiver of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                                     0.96%       1.58%          14.77%**
 Net investment income (loss)                                     2.63%       2.45%         (10.02)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     0.95%       1.15%           1.45%**
 Net investment income                                            2.64%       2.88%           3.30%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

70 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio(a)             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                                                       5/1/00
                                                                                         to
                                                                                       6/30/00
Class I                                                                              (unaudited)
Net asset value, beginning of period                                                   $10.00
                                                                                       ------
Increase from investment operations:
 Net investment income                                                                 $ 0.14
 Net realized and unrealized gain on investments                                         0.34
                                                                                       ------
  Net increase from investment operations                                              $ 0.48
Distributions to shareholders:
 Net investment income                                                                  (0.14)
                                                                                       ------
Net increase in net asset value                                                        $ 0.34
                                                                                       ------
Net asset value, end of period                                                         $10.34
                                                                                       ======
Total return*                                                                            4.80%
Ratio of net expenses to average net assets                                              1.25%**
Ratio of net investment income to average net assets                                     8.72%**
Portfolio turnover rate                                                                    25%**
Net assets, end of period (in thousands)                                               $2,723
Ratios assuming no waiver of management fees and assumption of expenses by PIM:
 Net expenses                                                                            4.13%**
 Net investment income                                                                   5.84%**

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                                                                Six Months
                                                                                                   Ended             7/29/99
                                                                                                  6/30/00              to
Class I                                                                                         (unaudited)         12/31/99
Net asset value, beginning of period                                                              $ 9.75             $10.00
                                                                                                  ------             ------
Increase (decrease) from investment operations:
 Net investment income                                                                            $ 0.35             $ 0.28
 Net realized and unrealized loss on investments and foreign currency transactions                 (0.25)             (0.21)
                                                                                                  ------             ------
  Net increase from investment operations                                                         $ 0.10             $ 0.07
Distributions to shareholders:
 Net investment income                                                                             (0.37)             (0.28)
 Tax return of capital                                                                                 -              (0.04)
                                                                                                  ------             ------
Net decrease in net asset value                                                                   $(0.27)            $(0.25)
                                                                                                  ------             ------
Net asset value, end of period                                                                    $ 9.48             $ 9.75
                                                                                                  ======             ======
Total return*                                                                                       1.09%              0.70%
Ratio of net expenses to average net assets                                                         1.38%**+           1.54%**
Ratio of net investment income to average net assets                                                7.08%**+           6.46%**
Portfolio turnover rate                                                                               73%**              49%**
Net assets, end of period (in thousands)                                                          $2,596             $1,244
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                       3.51%**            8.68%**
 Net investment income (loss)                                                                       4.95%**           (0.68)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                       1.25%**            1.25%**
 Net investment income                                                                              7.21%**            6.75%**

(a) Shares of Pioneer High Yield VCT Portfolio were first publicly offered on May 1, 2000.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements. 71

Pioneer Swiss Franc Bond VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                    Ended          Year         Year
                                                                   6/30/00        Ended        Ended
Class I                                                          (unaudited)     12/31/99     12/31/98
Net asset value, beginning of period                               $ 11.35        $ 13.22     $ 12.50
                                                                   -------        -------     -------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.16        $  0.38     $  0.36
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      (0.55)         (2.18)       0.82
                                                                   -------        -------     -------
  Net increase (decrease) from investment operations               $ (0.39)       $ (1.80)    $  1.18
Distributions to shareholders:
 Net investment income                                                   -              -       (0.46)
 Tax return of capital                                                   -          (0.07)          -
                                                                   -------        -------     -------
Net increase (decrease) in net asset value                         $ (0.39)       $ (1.87)    $  0.72
                                                                   -------        -------     -------
Net asset value, end of period                                     $ 10.96        $ 11.35     $ 13.22
                                                                   =======        =======     =======
Total return*                                                        (3.44)%       (13.59)%      9.48%
Ratio of net expenses to average net assets+                          0.93%**        0.88%       0.91%
Ratio of net investment income to average net assets+                 3.08%**        3.33%       3.41%
Portfolio turnover rate                                                 14%**          12%         29%
Net assets, end of period (in thousands)                           $36,518        $43,668     $41,174
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         0.93%**        0.88%       0.91%
 Net investment income (loss)                                         3.08%**        3.33%       3.41%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         0.92%**        0.87%       0.90%
 Net investment income                                                3.09%**        3.34%       3.42%

                                                                    Year          Year          11/1/95
                                                                    Ended        Ended             to
Class I                                                           12/31/97      12/31/96        12/31/95
Net asset value, beginning of period                              $ 13.42        $ 15.06         $ 15.00
                                                                  -------        -------         -------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.30        $  0.14         $  0.04
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     (1.22)         (1.78)           0.02
                                                                  -------        -------         -------
  Net increase (decrease) from investment operations              $ (0.92)       $ (1.64)        $  0.06
Distributions to shareholders:
 Net investment income                                                  -              -               -
 Tax return of capital                                                  -              -               -
                                                                  -------        -------         -------
Net increase (decrease) in net asset value                        $ (0.92)       $ (1.64)        $  0.06
                                                                  -------        -------         -------
Net asset value, end of period                                    $ 12.50        $ 13.42         $ 15.06
                                                                  =======        =======         =======
Total return*                                                       (6.92)%       (10.88)%          0.40%
Ratio of net expenses to average net assets+                         1.23%          1.20%           2.25%**
Ratio of net investment income to average net assets+                3.22%          3.37%           1.70%**
Portfolio turnover rate                                                17%            39%              -
Net assets, end of period (in thousands)                          $22,088        $13,079         $   189
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.25%          2.58%          69.22%**
 Net investment income (loss)                                        3.20%          1.99%         (65.27)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.22%          1.15%           1.25%**
 Net investment income                                               3.23%          3.42%           2.70%**

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                    Ended         Year         Year
                                                                   6/30/00        Ended       Ended
Class I                                                          (unaudited)    12/31/99     12/31/98
Net asset value, beginning of period                               $  9.47      $ 10.29      $ 10.04
                                                                   -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.28      $  0.56      $  0.55
 Net realized and unrealized gain (loss) on investments               0.10        (0.81)        0.25
                                                                   -------      -------      -------
  Net increase (decrease) from investment operations               $  0.38      $ (0.25)     $  0.80
Distributions to shareholders:
 Net investment income                                               (0.28)       (0.56)       (0.55)
 Net realized gain                                                       -        (0.01)           -
                                                                   -------      -------      -------
Net increase (decrease) in net asset value                         $  0.10      $ (0.82)     $  0.25
                                                                   -------      -------      -------
Net asset value, end of period                                     $  9.57      $  9.47      $ 10.29
                                                                   =======      =======      =======
Total return*                                                         4.11%       (2.52)%       8.15%
Ratio of net expenses to average net assets+                          0.89%**      0.81%        0.94%
Ratio of net investment income to average net assets+                 5.98%**      5.64%        5.35%
Portfolio turnover rate                                                 50%**        41%          36%
Net assets, end of period (in thousands)                           $25,210      $29,779      $28,822
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         0.89%**      0.81%        0.94%
 Net investment income (loss)                                         5.98%**      5.64%        5.35%
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         0.87%**      0.79%        0.93%
 Net investment income                                                6.00%**      5.66%        5.36%

                                                                    Year       Year         3/1/95
                                                                   Ended       Ended          to
Class I                                                           12/31/97   12/31/96      12/31/95
Net asset value, beginning of period                              $  9.78     $10.18         $10.00
                                                                  -------     ------         ------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.54     $ 0.52         $ 0.38
 Net realized and unrealized gain (loss) on investments              0.26      (0.40)          0.18
                                                                  -------     ------         ------
  Net increase (decrease) from investment operations              $  0.80     $ 0.12         $ 0.56
Distributions to shareholders:
 Net investment income                                              (0.54)     (0.52)         (0.38)
 Net realized gain                                                      -          -              -
                                                                  -------     ------         ------
Net increase (decrease) in net asset value                        $  0.26     $(0.40)        $ 0.18
                                                                  -------     ------         ------
Net asset value, end of period                                    $ 10.04     $ 9.78         $10.18
                                                                  =======     ======         ======
Total return*                                                        8.44%      1.30%          5.68%
Ratio of net expenses to average net assets+                         1.26%      1.31%          1.12%**
Ratio of net investment income to average net assets+                5.46%      5.25%          5.22%**
Portfolio turnover rate                                                11%        60%            96%**
Net assets, end of period (in thousands)                          $14,519     $6,872         $3,514
Ratios assuming no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.43%      2.24%         11.86%**
 Net investment income (loss)                                        5.29%      4.32%         (5.52)%**
Ratios assuming waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.23%      1.25%          0.99%**
 Net investment income                                               5.49%      5.31%          5.35%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

72 The accompanying notes are an integral part of these financial statements.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  6/30/00
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended         Year        Year
                                                                6/30/00       Ended       Ended
Class I                                                       (unaudited)    12/31/99    12/31/98
Net asset value, beginning of period                            $  1.00      $  1.00     $  1.00
                                                                -------      --------    -------
Increase from investment operations:
 Net investment income                                          $  0.03      $  0.04     $  0.05
                                                                -------      -------     -------
Distributions to shareholders:
 Net investment income                                            (0.03)       (0.04)      (0.05)
                                                                -------      -------     -------
Net asset value, end of period                                  $  1.00      $  1.00     $  1.00
                                                                =======      =======     =======
Total return*                                                      2.68%        4.38%       4.68%
Ratio of net expenses to average net assets+                       0.76%**      0.79%       0.92%
Ratio of net investment income to average net assets+              5.33%**      4.34%       4.55%
Net assets, end of period (in thousands)                        $32,028      $37,347     $21,497
Ratios assuming no waiver of fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      0.76%**      0.79%       0.97%
 Net investment income (loss)                                      5.33%**      4.34%       4.50%
Ratios assuming waiver of fees and assumption of expenses
 by PIM and reduction for fees paid indirectly:
 Net expenses                                                      0.75%**      0.78%       0.92%
 Net investment income                                             5.34%**      4.35%       4.55%

                                                                 Year        Year         3/1/95
                                                                Ended       Ended           to
Class I                                                        12/31/97    12/31/96      12/31/95
Net asset value, beginning of period                           $  1.00     $  1.00         $ 1.00
                                                               -------     -------         ------
Increase from investment operations:
 Net investment income                                         $  0.05     $  0.04         $ 0.04
                                                               -------     -------         ------
Distributions to shareholders:
 Net investment income                                           (0.05)      (0.04)         (0.04)
                                                               -------     -------         ------
Net asset value, end of period                                 $  1.00     $  1.00         $ 1.00
                                                               =======     =======         ======
Total return*                                                     4.64%       4.51%          4.35%
Ratio of net expenses to average net assets+                      1.00%       0.97%          0.81%**
Ratio of net investment income to average net assets+             4.55%       4.43%          5.00%**
Net assets, end of period (in thousands)                       $13,739     $11,744         $3,416
Ratios assuming no waiver of fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.17%       1.29%          8.34%**
 Net investment income (loss)                                     4.38%       4.11%         (2.53)%**
Ratios assuming waiver of fees and assumption of expenses
 by PIM and reduction for fees paid indirectly:
 Net expenses                                                     0.99%       0.96%          0.74%**
 Net investment income                                            4.56%       4.44%          5.07%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements. 73

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
BALANCE SHEETS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               Pioneer         Pioneer
                                                              Pioneer          Pioneer      International     Science &
                                                         Emerging Markets       Europe          Growth       Technology
                                                           VCT Portfolio    VCT Portfolio   VCT Portfolio   VCT Portfolio
ASSETS:
 Investment in securities, at value (cost
  $21,447,812, $23,102,221, $57,997,316,
  $3,374,512, $99,371,449, $125,289,873,
  $27,092,890, $186,964,388, $157,659,237,
  and $60,330,086, respectively)                            $19,678,477      $23,799,037     $68,355,872     $3,704,924
 Temporary cash investments (at amortized cost)                       -        1,200,000               -        600,000
 Cash                                                                 -           65,967               -         98,008
 Foreign currencies, at value                                   226,440           17,667          19,780              -
 Receivables -
  Investment securities sold                                    207,852           41,784         961,296         18,699
  Fund shares sold                                               15,269          246,152         389,034         39,425
  Dividends, interest and foreign taxes withheld                 25,960           37,186         150,617            179
  Forward foreign currency settlement contracts, net                457                -               -              -
  Due from Pioneer Investment Management, Inc.                        -                -               -          4,882
 Other                                                            2,678              315             344              -
                                                            -----------      -----------     -----------     ----------
   Total assets                                             $20,157,133      $25,408,108     $69,876,943     $4,466,117
                                                            -----------      -----------     -----------     ----------
LIABILITIES:
 Payables -
  Investment securities purchased                           $   380,087      $   468,475     $         -     $  539,610
  Fund shares repurchased                                       115,239                -               -             15
  Forward foreign currency settlement contracts, net                  -            1,316           3,427              -
 Due to bank                                                    155,581                -       1,168,057              -
 Due to affiliates                                               19,347           27,003          61,571          1,140
 Accrued expenses                                                 1,806           22,648          40,406          5,520
 Other                                                                -            1,644               -              -
                                                            -----------      -----------     -----------     ----------
   Total liabilities                                        $   672,060      $   521,086     $ 1,273,461     $  546,285
                                                            -----------      -----------     -----------     ----------
NET ASSETS:
 Paid-in capital                                            $21,633,619      $24,035,441     $61,151,129     $3,535,950
 Accumulated net investment income (loss)                       (42,196)          16,332         146,184           (362)
 Accumulated net realized gain (loss)                          (337,839)         138,393      (3,050,775)        53,832
 Net unrealized gain (loss) on:
  Investments                                                (1,769,335)         696,816      10,358,556        330,412
  Foreign currency transactions                                     824               40          (1,612)             -
                                                            -----------      -----------     -----------     ----------
   Total net assets                                         $19,485,073      $24,887,022     $68,603,482     $3,919,832
                                                            ===========      -----------     -----------     ==========
NET ASSET VALUE PER SHARE:
 Class I:
 (Unlimited number of shares authorized)
  Net assets                                                $19,304,516      $24,887,022     $68,603,482     $3,919,832
  Shares outstanding                                          1,136,318        1,871,506       4,796,220        335,326
  Net asset value per share                                       16.99      $     13.30     $     14.30     $    11.69
                                                            ===========      ===========     ===========     ==========
 Class II:
 (Unlimited number of shares authorized)
  Net assets                                                $   180,557
  Shares outstanding                                             10,626
  Net asset value per share                                 $     16.99
                                                            ===========

74 The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Pioneer          Pioneer            Pioneer                              Pioneer          Pioneer
  Mid-Cap Value    Growth Shares   Real Estate Growth     Pioneer Fund     Equity-Income      Balanced
  VCT Portfolio    VCT Portfolio      VCT Portfolio      VCT Portfolio     VCT Portfolio    VCT Portfolio
   $106,414,890    $132,983,891        $28,997,757        $216,120,287      $179,057,961     $62,773,456
      3,624,000       1,365,000                  -             685,000                 -               -
            883           3,295            230,250               1,019                 -         386,106
              -               -                  -                   -                 -               -
        830,019         988,167            299,101                   -           590,451               -
         15,996           2,488              5,524              96,534            60,820               -
        106,127          31,145            216,547             180,433           332,930         470,834
              -               -                  -                   -                 -               -
              -               -                  -                   -                 -               -
          6,256             455                316                 368               801             331
   ------------    ------------        -----------        ------------      ------------     -----------
   $110,998,171    $135,374,441        $29,749,495        $217,083,641      $180,042,963     $63,630,727
   ------------    ------------        -----------        ------------      ------------     -----------

   $  2,242,060    $          -        $         -        $    236,690      $          -     $         -
         69,758         379,753             28,710              20,452           368,885          31,023
              -               -                  -                   -                 -               -
              -               -                  -                   -           803,055               -
         64,257          76,654             23,715             120,944           105,591          39,032
         47,412          26,412             18,005              38,196            35,523          28,880
              -               -                  -                   -                 -               -
   ------------    ------------        -----------        ------------      ------------     -----------
   $  2,423,487    $    482,819        $    70,430        $    416,282      $  1,313,054     $    98,935
   ------------    ------------        -----------        ------------      ------------     -----------

   $100,136,346    $130,394,467        $34,085,699        $179,143,353      $152,768,950     $62,180,214
        608,162         (79,989)            75,001             153,464           642,879          68,447
        786,735      (3,116,874)        (6,386,502)          8,214,643         3,919,356      (1,160,239)
      7,043,441       7,694,018          1,904,867          29,155,899        21,398,724       2,443,370
              -               -                  -                   -                 -               -
   ------------    ------------        -----------        ------------      ------------     -----------
   $108,574,684    $134,891,622        $29,679,065        $216,667,359      $178,729,909     $63,531,792
   ============    ============        ===========        ============      ============     ===========

   $107,283,703    $134,802,190        $29,679,065        $216,444,982      $176,358,009     $63,531,792
      6,975,711       6,780,069          2,263,988           9,257,440         9,426,166       4,397,690
   $      15.38    $      19.88        $     13.11        $      23.38      $      18.71     $     14.45
   ============    ============        ===========        ============      ============     ===========

   $  1,290,981    $     89,432                           $    222,377      $  2,371,900
         83,993           4,467                                  9,514           126,198
   $      15.37    $      20.02                           $      23.37      $      18.80
   ============    ============                           ============      ============

   The accompanying notes are an integral part of these financial statements. 75

Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
BALANCE SHEETS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 Pioneer         Pioneer         Pioneer          Pioneer
                                                 Pioneer        Strategic      Swiss Franc       America           Money
                                                High Yield        Income           Bond           Income          Market
                                              VCT Portfolio   VCT Portfolio   VCT Portfolio   VCT Portfolio    VCT Portfolio
ASSETS:
 Investment in securities, at value (cost
  $2,712,008, $2,580,157, $42,969,509,
  $25,661,488, and $0, respectively)            $2,778,920     $2,540,265      $36,056,509     $24,831,070      $         -
 Temporary cash investments
  (at amortized cost)                                    -              -                -               -       32,790,110
 Cash                                              263,007         35,995                -          60,232            1,100
 Foreign currencies, at value                            -         30,022           27,409               -                -
 Receivables -
  Investment securities sold                             -            128                -         103,484                -
  Fund shares sold                                  47,791              -                -          23,935                -
  Dividends, interest and foreign taxes
   withheld                                         45,945         52,356          730,557         233,157              447
  Forward foreign currency portfolio hedge
   contracts, net                                        -            246                -               -                -
  Due from Pioneer Investment
   Management, Inc.                                  4,800         17,300                -               -                -
 Other                                                   -            304              334             309            2,514
                                                ----------     ----------      -----------     -----------      -----------
   Total assets                                 $3,140,463     $2,676,616      $36,814,809     $25,252,187      $32,794,171
                                                ----------     ----------      -----------     -----------      -----------
LIABILITIES:
 Payables -
  Investment securities purchased               $  407,755     $   60,030      $         -     $         -      $         -
  Fund shares repurchased                                -             82            1,436              15          733,251
  Dividends                                          3,720          3,206                -               -            1,209
  Forward foreign currency portfolio hedge
   contracts, net                                        -              -            5,507               -                -
 Due to bank                                             -              -          241,403               -                -
 Due to affiliates                                      84              -           23,347          15,660           17,928
 Accrued expenses                                    6,039         16,910           24,909          26,236           13,873
                                                ----------     ----------      -----------     -----------      -----------
   Total liabilities                            $  417,598     $   80,228      $   296,602     $    41,911      $   766,261
                                                ----------     ----------      -----------     -----------      -----------
NET ASSETS:
 Paid-in capital                                $2,636,620     $2,669,124      $44,552,480     $26,814,815      $32,027,910
 Accumulated net investment income (loss)              921         (7,783)         176,212               -                -
 Accumulated net realized gain (loss)               18,412        (25,779)      (1,292,032)       (774,121)               -
 Net unrealized gain (loss) on:
  Investments                                       66,912        (39,892)      (6,913,000)       (830,418)               -
  Foreign currency transactions                          -            718           (5,453)              -                -
                                                ----------     ----------      -----------     -----------      -----------
   Total net assets                             $2,722,865     $2,596,388      $36,518,207     $25,210,276      $32,027,910
                                                ==========     ==========      ===========     ===========      ===========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
 Net assets                                     $2,722,865     $2,596,388      $36,518,207     $25,210,276      $32,027,910
 Shares outstanding                                263,237        274,002        3,332,978       2,633,083       32,027,910
 Net asset value per share                      $    10.34     $     9.48      $     10.96     $      9.57      $      1.00
                                                ==========     ==========      ===========     ===========      ===========

76 The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                        Pioneer                          Pioneer         Pioneer
                                                        Emerging        Pioneer       International     Science &
                                                        Markets          Europe          Growth        Technology
                                                     VCT Portfolio   VCT Portfolio    VCT Portfolio   VCT Portfolio
                                                       Six Months      Six Months       Six Months      5/1/00 to
                                                     Ended 6/30/00   Ended 6/30/00    Ended 6/30/00      6/30/00
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of
  $14,565, $13,281, $48,135, and $2,
  respectively)                                       $    99,172     $  145,961      $    533,127       $     89
 Interest (net of foreign taxes withheld of $974,
  $0, $45, and $0, respectively)                           35,700         43,852            60,310          3,952
                                                      -----------     ----------      ------------       --------
   Total investment income                            $   134,872     $  189,813      $    593,437       $  4,041
                                                      -----------     ----------      ------------       --------
EXPENSES:
 Management fees                                      $   116,590     $  116,122      $    368,386       $  2,642
 Transfer agent fees                                          182            376               291          1,140
 Distribution fees (Class II)                                  34              -                 -              -
 Administrative fees                                       15,707         14,070            15,707          4,920
 Custodian fees                                            47,782         28,766            45,622          2,220
 Professional fees                                         10,920          8,374             8,736          2,040
 Printing                                                   6,006          1,250             4,186          1,140
 Fees and expenses of nonaffiliated trustees                  182            182               182             60
 Miscellaneous                                              3,508          3,820             5,596             60
                                                      -----------     ----------      ------------       --------
  Total expenses                                      $   200,911     $  172,960      $    448,706       $ 14,222
  Less management fees waived and expenses
   reimbursed by Pioneer Investment
   Management, Inc.                                       (21,015)             -                 -         (9,819)
  Less fees paid indirectly                                (2,828)        (1,864)           (2,017)             -
                                                      -----------     ----------      ------------       --------
  Net expenses                                        $   177,068     $  171,096      $    446,689       $  4,403
                                                      -----------     ----------      ------------       --------
   Net investment income (loss)                       $   (42,196)    $   18,717      $    146,748       $   (362)
                                                      -----------     ----------      ------------       --------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                         $  (302,942)    $  179,590      $  4,959,333       $ 53,832
  Forward foreign currency contracts and other
   assets and liabilities denominated in
   foreign currencies                                     (18,691)       (10,729)           (8,470)             -
                                                      -----------     ----------      ------------       --------
                                                      $  (321,633)    $  168,861      $  4,950,863       $ 53,832
                                                      -----------     ----------      ------------       --------
 Change in net unrealized gain or loss from:
  Investments                                         $(3,803,045)    $2,145,271)     $(10,128,781)      $330,412
  Forward foreign currency contracts and other
   assets and liabilities denominated in
   foreign currencies                                        (300)         1,576            (1,260)             -
                                                      -----------     ----------      ------------       --------
                                                      $(3,803,345)    $2,143,695)     $(10,130,041)      $330,412
                                                      -----------     ----------      ------------       --------
  Net gain (loss) on investments and foreign
   currency transactions                              $(4,124,978)    $1,974,834)     $ (5,179,178)      $384,244
                                                      -----------     ----------      ------------       --------
  Net increase (decrease) in net assets
   resulting from operations                          $(4,167,174)    $1,956,117)     $ (5,032,430)      $383,882
                                                      -----------     ----------      ------------       --------

                                                                              77

   The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Pioneer         Pioneer         Pioneer
                                                          Mid-Cap          Growth       Real Estate        Pioneer
                                                           Value           Shares          Growth           Fund
                                                       VCT Portfolio   VCT Portfolio   VCT Portfolio    VCT Portfolio
                                                         Six Months      Six Months      Six Months      Six Months
                                                       Ended 6/30/00   Ended 6/30/00   Ended 6/30/00    Ended 6/30/00
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $0,
  $465, $1,646, $9,818, $0, $2,678, $0, $0,
  $0, $0, and $0, respectively)                         $  672,963     $    283,002     $  905,137      $  1,549,630
 Interest (net of foreign taxes withheld of $0, $0,
  $0, $0, $0, $0, $0, $456, $0, $0, and $0,
  respectively)                                            171,260          139,607         25,585            89,933
                                                        ----------     ------------     ----------      ------------
   Total investment income                              $  844,223     $    422,609     $  930,722      $  1,639,563
                                                        ----------     ------------     ----------      ------------
EXPENSES:
 Management fees                                        $  379,779     $    519,914     $  113,179      $    679,237
 Transfer agent fees                                           348              219            408               364
 Distribution fees (Class II)                                  283               35              -                40
 Administrative fees                                        15,470           14,378         15,707            15,470
 Custodian fees                                             40,053           22,342         16,893            34,953
 Professional fees                                           8,441            6,370          7,644             7,462
 Printing                                                    7,546            4,368          2,912             3,822
 Fees and expenses of nonaffiliated trustees                   182              182            427               235
 Miscellaneous                                               5,398            5,791          4,265             4,827
                                                        ----------     ------------     ----------      ------------
   Total expenses                                       $  457,500     $    573,599     $  161,435      $    746,410
   Less management fees waived and
    expenses reimbursed by Pioneer
    Investment Management, Inc.                                  -          (70,767)             -                 -
   Less fees paid indirectly                                  (290)            (234)        (2,151)             (555)
                                                        ----------     ------------     ----------      ------------
   Net expenses                                         $  457,210     $    502,598     $  159,284      $    745,855
                                                        ----------     ------------     ----------      ------------
    Net investment income (loss)                        $  387,013     $    (79,989)    $  771,438      $    893,708
                                                        ----------     ------------     ----------      ------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                           $1,728,490     $ (3,093,509)    $ (783,854)     $  8,530,153
  Forward foreign currency contracts and other
   assets and liabilities denominated in
   foreign currencies                                            -                -              -                 -
                                                        ----------     ------------     ----------      ------------
                                                        $1,728,490     $ (3,093,509)    $ (783,854)     $  8,530,153
                                                        ----------     ------------     ----------      ------------
 Change in net unrealized gain or loss from:
  Investments                                           $  581,833     $  1,333,074     $3,991,933      $ (1,148,521)
  Forward foreign currency contracts and other
   assets and liabilities denominated in
   foreign currencies                                            -                -              -                 -
                                                        ----------     ------------     ----------      ------------
                                                        $  581,833     $  1,333,074     $3,991,933      $ (1,148,521)
                                                        ----------     ------------     ----------      ------------
  Net gain (loss) on investments and foreign
   currency transactions                                $2,310,323     $ (1,760,435)    $3,208,079      $  7,381,632
                                                        ----------     ------------     ----------      ------------
  Net increase (decrease) in net assets
   resulting from operations                            $2,697,336     $ (1,840,424)    $3,979,517      $  8,275,340
                                                        ----------     ------------     ----------      ------------

   The accompanying notes are an integral part of these financial statements.

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Pioneer                                         Pioneer         Pioneer         Pioneer         Pioneer
    Equity-         Pioneer         Pioneer        Strategic      Swiss Franc       America          Money
     Income         Balanced       High Yield        Income           Bond           Income         Market
 VCT Portfolio   VCT Portfolio   VCT Portfolio   VCT Portfolio   VCT Portfolio   VCT Portfolio   VCT Portfolio
   Six Months      Six Months      5/1/00 to       Six Months      Six Months      Six Months     Six Months
 Ended 6/30/00   Ended 6/30/00      6/30/00      Ended 6/30/00   Ended 6/30/00   Ended 6/30/00   Ended 6/30/00
 $ 2,996,086     $  341,143        $      -        $      -       $         -     $        -      $        -
      95,358      1,071,550          32,114          87,451           784,671        920,615       1,006,531
 -----------     ----------        --------        --------       -----------     ----------      ----------
 $ 3,091,444     $1,412,693        $ 32,114        $ 87,451       $   784,671     $  920,615      $1,006,531
 -----------     ----------        --------        --------       -----------     ----------      ----------
 $   633,686     $  219,295        $  2,082        $  6,696       $   127,303     $   73,733      $   82,720
         182            419             144             364               367            402             364
         756              -               -               -                 -              -               -
      21,924         15,706           5,040          15,706            15,423         15,707          15,707
      22,393         11,768           2,220           1,548            18,808         10,821           7,811
      10,010         16,926           2,220           7,644             7,916          9,798           4,732
       9,828          5,096           1,476           2,912             6,566          4,914           7,644
         182            182              60             252               730            308             182
       4,538          5,589              60           1,150             4,515          4,073           5,877
 -----------     ----------        --------        --------       -----------     ----------      ----------
 $   703,499     $  274,981        $ 13,302        $ 36,272       $   181,628     $  119,756      $  125,037
           -              -          (9,298)        (22,045)                -              -               -
      (1,233)        (1,758)              -          (1,351)           (1,158)        (2,813)           (531)
 -----------     ----------        --------        --------       -----------     ----------      ----------
 $   702,266     $  273,223        $  4,004        $ 12,876       $   180,470     $  116,943      $  124,506
 -----------     ----------        --------        --------       -----------     ----------      ----------
 $ 2,389,178     $1,139,470        $ 28,110        $ 74,575       $   604,201     $  803,672      $  882,025
 -----------     ----------        --------        --------       -----------     ----------      ----------
 $ 3,985,100     $1,275,079        $ 18,412        $ (9,347)      $  (756,682)    $ (534,537)     $        -
           -              -               -          (6,789)          (87,544)             -               -
 -----------     ----------        --------        --------       -----------     ----------      ----------
 $ 3,985,100     $1,275,079        $ 18,412        $(16,136)      $  (844,226)    $ (534,537)     $        -
 -----------     ----------        --------        --------       -----------     ----------      ----------
 $(8,459,387)    $ (777,093)       $ 66,912        $(33,885)      $(1,426,234)    $  806,421      $        -
           -              -               -           1,007            72,293              -               -
 -----------     ----------        --------        --------       -----------     ----------      ----------
 $(8,459,387)    $ (777,093)       $ 66,912        $(32,878)      $(1,353,941)    $  806,421      $        -
 -----------     ----------        --------        --------       -----------     ----------      ----------
 $(4,474,287)    $  497,986        $ 85,324        $(49,014)      $(2,198,167)    $  271,884      $        -
 -----------     ----------        --------        --------       -----------     ----------      ----------
 $(2,085,109)    $1,637,456        $113,434        $ 25,561       $(1,593,966)    $1,075,556      $  882,025
 -----------     ----------        --------        --------       -----------     ----------      ----------

                                                                              79
   The accompanying notes are an integral part of these financial statements.

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Pioneer
                                                       Emerging                         Pioneer
                                                 Markets VCT Portfolio           Europe VCT Portfolio
                                               Six Months                      Six Months
                                                 Ended            Year           Ended            Year
                                                6/30/00          Ended          6/30/00          Ended
                                              (unaudited)       12/31/99      (unaudited)       12/31/99
FROM OPERATION
Net investment income (loss)                 $    (42,196)   $     (14,131)  $     18,717    $     42,850
Net realized gain (loss)                         (321,633)         381,443        168,861         (14,216)
Change in net unrealized gain or loss          (3,803,345)       2,029,032     (2,143,695)      2,774,510
                                             ------------    -------------   ------------    ------------
  Net increase (decrease) in net assets
   resulting from operations                 $ (4,167,174)   $   2,396,344   $ (1,956,117)   $  2,803,144
                                             ------------    -------------   ------------    ------------
DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income
 Class I                                     $          -    $           -   $    (43,148)   $          -
 Class II                                               -                -              -               -
Net realized gain
 Class I                                         (380,527)               -        (18,572)         (4,510)
 Class II                                          (2,989)               -              -               -
Tax return of capital
 Class I                                                -                -              -               -
                                             ------------    -------------   ------------    ------------
  Total distributions to shareholders        $   (383,516)   $           -   $    (61,720)   $     (4,510)
                                             ------------    -------------   ------------    ------------
FROM FUND SHA
TRANSACTIONS:
Net proceeds from sale of shares             $ 19,937,295    $   8,263,933   $ 19,709,174    $ 10,499,445
Reinvestment of distributions                     383,516                -         61,720           4,510
Cost of shares repurchased                     (5,963,772)      (1,114,326)    (5,600,723)     (2,187,787)
                                             ------------    -------------   ------------    ------------
  Net increase (decrease) in net assets
   resulting from fund share transactions    $ 14,357,039    $   7,149,607   $ 14,170,171    $  8,316,168
                                             ------------    -------------   ------------    ------------
  Net increase (decrease) in net assets      $  9,806,349    $   9,545,951   $ 12,152,334    $ 11,114,802
                                             ------------    -------------   ------------    ------------
NET ASSETS:
Beginning of period                             9,678,724          132,773     12,734,688       1,619,886
                                             ------------    -------------   ------------    ------------
End of period                                $ 19,485,073    $   9,678,724   $ 24,887,022    $ 12,734,688
                                             ------------    -------------   ------------    ------------
Accumulated net investment income (loss),
 end of period                               $    (42,196)   $           -   $     16,332    $     40,763
                                             ------------    -------------   ------------    ------------

                                                        Pioneer
                                                     International
                                                  Growth VCT Portfolio
                                               Six Months
                                                  Ended            Year
                                                 6/30/00          Ended
                                               (unaudited)       12/31/99
FROM OPERATION
Net investment income (loss)                 $     146,748    $     261,533
Net realized gain (loss)                         4,950,863       (1,829,192)
Change in net unrealized gain or loss          (10,130,041)      22,680,384
                                             -------------    -------------
  Net increase (decrease) in net assets
   resulting from operations                 $  (5,032,430)   $  21,112,725
                                             -------------    -------------
DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income
 Class I                                     $    (514,506)   $    (653,271)
 Class II                                                -                -
Net realized gain
 Class I                                                 -                -
 Class II                                                -                -
Tax return of capital
 Class I                                                 -                -
                                             -------------    -------------
  Total distributions to shareholders        $    (514,506)   $    (653,271)
                                             -------------    -------------
FROM FUND SHA
TRANSACTIONS:
Net proceeds from sale of shares             $  19,247,913    $  10,290,815
Reinvestment of distributions                      514,506          653,271
Cost of shares repurchased                     (14,804,044)     (13,736,536)
                                             -------------    -------------
  Net increase (decrease) in net assets
   resulting from fund share transactions    $   4,958,375    $  (2,792,450)
                                             -------------    -------------
  Net increase (decrease) in net assets      $    (588,561)   $  17,667,004
                                             -------------    -------------
NET ASSETS:
Beginning of period                             69,192,043       51,525,039
                                             -------------    -------------
End of period                                $  68,603,482    $  69,192,043
                                             -------------    -------------
Accumulated net investment income (loss),
 end of period                               $     146,184    $     513,942
                                             -------------    -------------

   The accompanying notes are an integral part of these financial statements.

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Pioneer
   Science &                 Pioneer                            Pioneer                           Pioneer
   Technology                Mid-Cap                             Growth                         Real Estate
 VCT Portfolio         Value VCT Portfolio                Shares VCT Portfolio              Growth VCT Portfolio
     5/1/00         Six Months                         Six Months                        Six Months
    through           Ended             Year             Ended             Year             Ended            Year
    6/30/00          6/30/00            Ended           6/30/00            Ended           6/30/00          Ended
  (unaudited)      (unaudited)        12/31/99        (unaudited)        12/31/99        (unaudited)       12/31/99
  $     (362)     $     387,013    $     883,670     $     (79,989)   $    (103,420)    $    771,438    $   1,580,958
      53,832          1,728,490        7,085,784        (3,093,509)      12,406,777         (783,854)      (5,736,257)
     330,412            581,833        5,641,059         1,333,074       (4,347,904)       3,991,933        2,877,643
  ----------      -------------    -------------     -------------    -------------     ------------    -------------
  $  383,882      $   2,697,336    $  13,610,513     $  (1,840,424)   $   7,955,453     $  3,979,517    $  (1,277,656)
  ----------      -------------    -------------     -------------    -------------     ------------    -------------
  $        -      $    (816,800)   $    (973,218)    $           -    $     (32,449)    $   (775,789)   $  (1,455,528)
           -             (9,592)               -                 -                -                -                -
           -         (7,092,614)               -       (11,952,406)        (196,043)               -         (296,057)
           -            (83,291)               -            (7,803)               -                -                -
           -                  -                -                 -                -                -         (188,957)
  ----------      -------------    -------------     -------------    -------------     ------------    -------------
  $        -      $  (8,002,297)   $    (973,218)    $ (11,960,209)   $    (228,492)    $   (775,789)   $  (1,940,542)
  ----------      -------------    -------------     -------------    -------------     ------------    -------------
  $3,436,405      $   9,810,922    $  16,620,793     $   9,669,992    $  83,962,925     $  2,118,505    $   4,899,901
           -          8,002,297          973,218        11,960,209          228,492          775,789        1,940,542
        (455)       (24,459,797)     (23,064,581)      (35,668,278)     (14,858,324)      (4,736,796)     (10,883,722)
  ----------      -------------    -------------     -------------    -------------     ------------    -------------
  $3,435,950      $  (6,646,578)   $  (5,470,570)    $ (14,038,077)   $  69,333,093     $ (1,842,502)   $  (4,043,279)
  ----------      -------------    -------------     -------------    -------------     ------------    -------------
  $3,819,832      $ (11,951,539)   $   7,166,725     $ (27,838,710)   $  77,060,054     $  1,361,226    $  (7,261,477)
  ----------      -------------    -------------     -------------    -------------     ------------    -------------
     100,000        120,526,223      113,359,498       162,730,332       85,670,278       28,317,839       35,579,316
  ----------      -------------    -------------     -------------    -------------     ------------    -------------
  $3,919,832      $ 108,574,684    $ 120,526,223     $ 134,891,622    $ 162,730,332     $ 29,679,065    $  28,317,839
  ----------      -------------    -------------     -------------    -------------     ------------    -------------
  $     (362)     $     608,162    $   1,047,541     $     (79,989)   $           -     $     75,001    $      79,352
  ----------      -------------    -------------     -------------    -------------     ------------    -------------

   The accompanying notes are an integral part of these financial statements.

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              Pioneer
                                          Pioneer Fund                     Equity-Income
                                         VCT Portfolio                     VCT Portfolio
                                   Six Months                        Six Months
                                     Ended            Year             Ended             Year
                                    6/30/00           Ended           6/30/00            Ended
                                  (unaudited)       12/31/99        (unaudited)        12/31/99
FROM OPERATION
Net investment income            $     893,708    $  1,260,568     $   2,389,178    $   4,495,087
Net realized gain (loss)             8,530,153         943,556         3,985,100       15,265,131
Change in net unrealized
 gain or loss                       (1,148,521)     20,385,097        (8,459,387)     (17,458,854)
                                 -------------    ------------     -------------    -------------
  Net increase (decrease)
   in net assets resulting
   from operations               $   8,275,340    $ 22,589,221     $  (2,085,109)   $   2,301,364
                                 -------------    ------------     -------------    -------------
DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income:
 Class I                         $    (739,870)   $ (1,272,868)    $  (2,222,183)   $  (4,351,482)
 Class II                                 (374)              -           (13,307)          (1,074)
Net realized gain
 Class I                            (1,229,510)       (166,945)      (15,066,697)      (6,090,521)
 Class II                               (1,252)              -          (187,542)               -
Tax return of capital
 Class I                                     -               -                 -                -
                                 -------------    ------------     -------------    -------------
  Total distributions to
   shareholders                  $  (1,971,006)   $ (1,439,813)    $ (17,489,729)   $ (10,443,077)
                                 -------------    ------------     -------------    -------------
FROM FUND SHA
TRANSACTIONS:
Net proceeds from sale of
 shares                          $  19,521,835    $100,763,579     $   4,254,118    $  34,058,957
Reinvestment of distributions        1,971,006       1,439,813        17,489,729       10,443,077
Cost of shares repurchased         (16,057,152)     (8,285,561)      (49,996,091)     (13,779,546)
                                 -------------    ------------     -------------    -------------
  Net increase (decrease)
   in net assets resulting
   from fund share
   transactions                  $   5,435,689    $ 93,917,831     $ (28,252,244)   $  30,722,488
                                 -------------    ------------     -------------    -------------
  Net increase (decrease)
   in net assets                 $  11,740,023    $115,067,239     $ (47,827,082)   $  22,580,775
                                 -------------    ------------     -------------    -------------
NET ASSETS:
Beginning of period                204,927,336      89,860,097       226,556,991      203,976,216
                                 -------------    ------------     -------------    -------------
End of period                    $ 216,667,359    $204,927,336     $ 178,729,909    $ 226,556,991
                                 -------------    ------------     -------------    -------------
Accumulated net investment
 income (loss), end of
 period                          $     153,464    $          -     $     642,879    $     489,191
                                 -------------    ------------     -------------    -------------


                                            Pioneer                  Pioneer
                                            Balanced               High Yield
                                         VCT Portfolio            VCT Portfolio
                                   Six Months                        5/1/00
                                      Ended            Year          through
                                     6/30/00          Ended          6/30/00
                                   (unaudited)       12/31/99      (unaudited)
FROM OPERATION
Net investment income            $   1,139,470    $  2,544,230     $   28,110
Net realized gain (loss)             1,275,079         691,294         18,412
Change in net unrealized
 gain or loss                         (777,093)     (1,486,313)        66,912
                                 -------------    ------------     ----------
  Net increase (decrease)
   in net assets resulting
   from operations               $   1,637,456    $  1,749,211     $  113,434
                                 -------------    ------------     ----------
DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income:
 Class I                         $  (1,088,134)   $ (2,554,424)    $  (27,189)
 Class II                                    -               -              -
Net realized gain
 Class I                                     -               -              -
 Class II                                    -               -              -
Tax return of capital
 Class I                                     -               -              -
                                 -------------    ------------     ----------
  Total distributions to
   shareholders                  $  (1,088,134)   $ (2,554,424)    $  (27,189)
                                 -------------    ------------     ----------
FROM FUND SHA
TRANSACTIONS:
Net proceeds from sale of
 shares                          $   1,202,675    $ 11,606,417     $2,244,643
Reinvestment of distributions        1,088,134       2,554,424         27,189
Cost of shares repurchased         (11,976,946)     (7,617,190)      (135,212)
                                 -------------    ------------     ----------
  Net increase (decrease)
   in net assets resulting
   from fund share
   transactions                  $  (9,686,137)   $  6,543,651     $2,136,620
                                 -------------    ------------     ----------
  Net increase (decrease)
   in net assets                 $  (9,136,815)   $  5,738,438     $2,222,865
                                 -------------    ------------     ----------
NET ASSETS:
Beginning of period                 72,668,607      66,930,169        500,000
                                 -------------    ------------     ----------
End of period                    $  63,531,792    $ 72,668,607     $2,722,865
                                 -------------    ------------     ----------
Accumulated net investment
 income (loss), end of
 period                          $      68,447    $     17,111     $      921
                                 -------------    ------------     ----------

   The accompanying notes are an integral part of these financial statements.

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           Pioneer                        Pioneer                         Pioneer                          Pioneer
          Strategic                     Swiss Franc                       America                        Money Market
    Income VCT Portfolio            Bond VCT Portfolio              Income VCT Portfolio                VCT Portfolio
  Six Months                     Six Months                      Six Months                       Six Months
     Ended         7/29/99         Ended            Year            Ended            Year           Ended            Year
    6/30/00          to           6/30/00          Ended           6/30/00          Ended          6/30/00           Ended
  (unaudited)     12/31/99      (unaudited)       12/31/99       (unaudited)       12/31/99      (unaudited)       12/31/99
  $   74,575     $   26,171    $    604,201    $   1,421,093    $    803,672    $   1,697,060   $     882,025   $   1,228,155
     (16,136)       (10,876)       (844,226)      (1,972,390)       (534,537)        (239,584)              -               -
     (32,878)        (6,296)     (1,353,941)      (5,879,078)        806,421       (2,217,780)              -               -
  ----------     ----------    ------------    -------------    ------------    -------------   -------------   -------------
  $   25,561     $    8,999    $ (1,593,966)   $  (6,430,375)   $  1,075,556    $    (760,304)  $     882,025   $   1,228,155
  ----------     ----------    ------------    -------------    ------------    -------------   -------------   -------------
  $  (81,099)    $  (26,197)   $          -    $           -    $   (803,672)   $  (1,697,060)  $    (882,025)  $  (1,228,155)
           -              -               -                -               -                -               -               -
           -              -               -                -               -          (26,567)              -               -
           -              -               -                -               -                -               -               -
           -         (4,007)              -         (282,586)              -                -               -               -
  ----------     ----------    ------------    -------------    ------------    -------------   -------------   -------------
  $  (81,099)    $  (30,204)   $          -    $    (282,586)   $   (803,672)   $  (1,723,627)  $    (882,025)  $  (1,228,155)
  ----------     ----------    ------------    -------------    ------------    -------------   -------------   -------------
  $2,083,687     $1,145,407    $  1,072,130    $  19,177,149    $  1,639,512    $  12,694,085   $  29,785,935   $  53,414,674
      81,099         30,204               -          282,586         803,672        1,723,627         882,025       1,228,155
    (756,564)       (10,702)     (6,628,421)     (10,252,079)     (7,283,706)     (10,976,618)    (35,986,721)    (38,793,023)
  ----------     ----------    ------------    -------------    ------------    -------------   -------------   -------------
  $1,408,222     $1,164,909    $ (5,556,291)   $   9,207,656    $ (4,840,522)   $   3,441,094   $  (5,318,761)  $  15,849,806
  ----------     ----------    ------------    -------------    ------------    -------------   -------------   -------------
  $1,352,684     $1,143,704    $ (7,150,257)   $   2,494,695    $ (4,568,638)   $     957,163   $  (5,318,761)  $  15,849,806
  ----------     ----------    ------------    -------------    ------------    -------------   -------------   -------------
   1,243,704        100,000      43,668,464       41,173,769      29,778,914       28,821,751      37,346,671      21,496,865
  ----------     ----------    ------------    -------------    ------------    -------------   -------------   -------------
  $2,596,388     $1,243,704    $ 36,518,207    $  43,668,464    $ 25,210,276    $  29,778,914   $  32,027,910   $  37,346,671
  ----------     ----------    ------------    -------------    ------------    -------------   -------------   -------------
  $   (7,783)    $   (1,259)   $    176,212    $    (427,989)   $          -    $           -   $           -   $           -
  ----------     ----------    ------------    -------------    ------------    -------------   -------------   -------------

   The accompanying notes are an integral part of these financial statements.

  Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/00 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of fifteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio), Pioneer Europe VCT Portfolio (Europe Portfolio), Pioneer International Growth VCT Portfolio (International Growth Portfolio), Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio), Pioneer Mid-Cap Value VCT Portfolio (Mid-Cap Value Portfolio) (formerly Capital Growth Portfolio), Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio), Pioneer Real Estate Growth VCT Portfolio (Real Estate Growth Portfolio), Pioneer Fund VCT Portfolio (Fund Portfolio) (formerly Growth and Income Portfolio), Pioneer Equity-Income VCT Portfolio (Equity-Income Portfolio), Pioneer Balanced VCT Portfolio (Balanced Portfolio), Pioneer High Yield VCT Portfolio (High Yield Portfolio), Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio), Pioneer Swiss Franc Bond VCT Portfolio (Swiss Franc Bond Portfolio), Pioneer America Income VCT Portfolio (America Income Portfolio), Pioneer Money Market VCT Portfolio (Money Market Portfolio).

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Emerging Markets Portfolio, Europe Portfolio and International Growth Portfolio is to seek long-term capital growth. Science & Technology Portfolio seeks capital appreciation by investing primarily in stocks of companies expected to benefit from the development, advancement or use of science or technology. Mid-Cap Value Portfolio and Growth Shares Portfolio seek capital appreciation. Real Estate Growth Portfolio pursues long-term capital growth, with income as a secondary objective. Fund Portfolio seeks reasonable income and growth of capital. Equity-Income Portfolio seeks current income and long-term capital growth. Balanced Portfolio's investment objectives are capital growth and current income. High Yield Portfolio seeks to maximize total return through a combination of income and capital appreciation. Strategic Income Portfolio seeks to produce a high level of current income. Swiss Franc Bond Portfolio invests to approximate the performance of the Swiss franc relative to the U.S. dollar while earning reasonable income. America Income Portfolio seeks a high level of current income as consistent with preservation of capital. Money Market Portfolio invests for current income consistent with preserving capital and providing liquidity.

The Trust's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Market discount and premium are accreted and amortized daily on a straight-line basis.

   Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

  Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------

   It is the Trust's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

   Emerging Markets, International Growth and Strategic Income Portfolios' investments in emerging markets or countries with limited or developing markets may subject the Portfolios to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolios' investments and income generated by these investments, as well as the Portfolios' ability to repatriate such amounts. In addition, delays are common in registering transfers of securities in certain foreign countries, and the Portfolios may be unable to sell portfolio securities until the registration process is completed.

   In addition, certain Portfolios such as Science & Technology Portfolio, Real Estate Growth Portfolio and High Yield Portfolio have concentrations in certain asset types which may subject the Portfolios to additional risks. Further description of these risks is included in the Trust's Prospectus.

B. Futures Contracts

   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolios' hedging strategies and potentially result in a loss. As of June 30, 2000, the Portfolios had no outstanding futures contracts.

C. Foreign Currency Translation

   The books and records of the Portfolios are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. Forward Foreign Currency Contracts

   Certain Portfolios are authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolios record realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 9).

E. Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolios may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2000, Emerging Markets Portfolio paid $71,084 in such taxes.

   In determining the daily net asset value, the Portfolios estimate the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax

  Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/00 (UNAUDITED) (continued)
--------------------------------------------------------------------------------

   rates and other such factors. As of June 30, 2000, the Portfolios had no reserves related to capital gains taxes or taxes on the repatriation of foreign currencies.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   A portion of the dividend income recorded by the Real Estate Growth Portfolio is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Portfolio as a reduction of the cost basis of the securities held.

   Capital loss carryovers are available to offset future realized capital gains. At December 31, 1999, certain Portfolios had capital loss carryovers as follows:

--------------------------------------------------------------------------------
                                                          Year of
 Portfolio                              Amount          Expiration
--------------------------------------------------------------------------------
 International Growth Portfolio     $7,959,885      2006 through 2007
 Real Estate Growth Portfolio        4,680,724             2007
 Balanced Portfolio                  2,435,318             2006
 Strategic Income Portfolio              1,533             2007
 Swiss Franc Bond Portfolio            408,765      2005 through 2007
 America Income Portfolio              144,699             2007
--------------------------------------------------------------------------------

F. Portfolio Shares

   The Portfolios record sales and repurchases of their fund shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and an indirect subsidiary of The Pioneer Group, Inc. (PGI), $862,483 in commissions on the sale of portfolio shares for the six months ended June 30, 2000. The High Yield, Strategic Income, America Income and Money Market Portfolios declare as daily dividends substantially all of their respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolios, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

  Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------

2. Management Agreement

PIM manages the Portfolios, and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the following annual rates:

--------------------------------------------------------------------------------
                                     Management Fee as a Percentage
                                       of the Portfolio's Average
 Portfolio                                  Daily Net Assets
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                       1.15%
 Europe Portfolio                                 1.00%
 International Growth Portfolio                   1.00%
 Science & Technology Portfolio                   0.75%
 Mid-Cap Value Portfolio                          0.65%
 Growth Shares Portfolio                          0.70%
 Real Estate Growth Portfolio                     0.80%
 Fund Portfolio                                   0.65%
 Equity-Income Portfolio                          0.65%
 Balanced Portfolio                               0.65%
 High Yield Portfolio                             0.65%
 Strategic Income Portfolio                       0.65%
 Swiss Franc Bond Portfolio                       0.65%
 America Income Portfolio                         0.55%
 Money Market Portfolio                           0.50%
--------------------------------------------------------------------------------

PIM has agreed not to impose all or a portion of its management fees and to assume other operating expenses for certain Portfolios to the extent necessary to limit expenses of Class I shares to the following percentages of the Portfolio's average daily net assets attributable to Class I shares:

--------------------------------------------------------------------------------
                                        Expense Limitation as a
                                     Percentage of the Portfolio's
 Portfolio                             Average Daily Net Assets
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                       1.75%
 Europe Portfolio                                 1.50%
 International Growth Portfolio                   1.50%
 Science & Technology Portfolio                   1.25%
 Growth Shares Portfolio                          1.25%
 Real Estate Growth Portfolio                     1.25%
 Fund Portfolio                                   1.25%
 High Yield Portfolio                             1.25%
 Strategic Income Portfolio                       1.25%
 Swiss Franc Bond Portfolio                       1.25%
 America Income Portfolio                         1.25%
 Money Market Portfolio                           1.00%
--------------------------------------------------------------------------------

The portion of the Portfolio-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares. PIM's agreement is voluntary and temporary and may be revised or terminated at any time.

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/00 (UNAUDITED) (continued)
--------------------------------------------------------------------------------

Prior to June 15, 2000, PIM had agreed not to impose a portion of its management fee to the extent necessary to reduce Growth Shares Portfolio's fee From 0.70% to 0.65% of the Portfolio's average daily net asset

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolios. At June 30, 2000, the following amounts were payable to PIM related to management fees, administrative fees and certain other services:

--------------------------------------------------------------------------------
 Portfolio                            Amount
--------------------------------------------------------------------------------
 Emerging Markets Portfolio          $ 19,323
 Europe Portfolio                      26,923
 International Growth Portfolio        61,569
 Mid-Cap Value Portfolio               63,912
 Growth Shares Portfolio               76,628
 Real Estate Growth Portfolio          23,644
 Fund Portfolio                       120,840
 Equity-Income Portfolio              105,202
 Balanced Portfolio                    38,883
 Swiss Franc Bond Portfolio            23,310
 America Income Portfolio              15,620
 Money Market Portfolio                17,895

3. Transfer Agent

Pioneering Services Corporation (PSC), a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Trust at negotiated rates. The following amounts in transfer agent fees payable to PSC were included in due to affiliates at June 30, 2000:

--------------------------------------------------------------------------------
 Portfolio                           Amount
--------------------------------------------------------------------------------
 Europe Portfolio                    $   80
 International Growth Portfolio           2
 Science & Technology Portfolio       1,140
 Mid-Cap Value Portfolio                109
 Real Estate Growth Portfolio            71
 Fund Portfolio                          69
 Balanced Portfolio                     149
 High Yield Portfolio                    84
 Swiss Franc Bond Portfolio              37
 America Income Portfolio                40
 Money Market Portfolio                  33

4. Distribution Plans

The Portfolios have adopted plans of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, each Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. The following amounts of distribution fees payable to PFD are included in due to affiliates at June 30, 2000:

--------------------------------------------------------------------------------
 Portfolio                       Amount
--------------------------------------------------------------------------------
 Emerging Markets Portfolio      $ 24
 Mid-Cap Value Portfolio          236
 Growth Shares Portfolio           26
 Fund Portfolio                    35
 Equity-Income Portfolio          389

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Expense Offsets

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolios' total expenses. For the six months ended June 30, 2000, the Portfolios' expenses were reduced under such arrangements as follows:

--------------------------------------------------------------------------------
 Portfolio                            Amount
--------------------------------------------------------------------------------
 Emerging Markets Portfolio          $2,828
 Europe Portfolio                     1,864
 International Growth Portfolio       2,017
 Mid-Cap Value Portfolio                290
 Growth Shares Portfolio                234
 Real Estate Growth Portfolio         2,151
 Fund Portfolio                         555
 Equity-Income Portfolio              1,233
 Balanced Portfolio                   1,758
 Strategic Income Portfolio           1,351
 Swiss Franc Bond Portfolio           1,158
 America Income Portfolio             2,813
 Money Market Portfolio                 531
--------------------------------------------------------------------------------

6. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2000, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

------------------------------------------------------------------------------------------------------------
                                                          Gross             Gross         Net Appreciation/
                                       Tax Cost       Appreciation      Depreciation       (Depreciation)
------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio          $ 21,528,086     $ 1,586,237      $  (3,435,846)       $ (1,849,609)
 Europe Portfolio                      24,377,575       3,079,773         (2,458,311)            621,462
 International Growth Portfolio        58,039,069      16,263,987         (5,947,184)         10,316,803
 Science & Technology Portfolio         3,974,512         462,115           (131,703)            330,412
 Mid-Cap Value Portfolio              105,013,238      15,461,892        (10,436,240)          5,025,652
 Growth Shares Portfolio              126,733,117      17,067,894         (9,452,120)          7,615,774
 Real Estate Growth Portfolio          27,779,208       2,254,564         (1,036,015)          1,218,549
 Fund Portfolio                       187,809,716      41,823,474        (12,827,903)         28,995,571
 Equity-Income Portfolio              157,659,237      34,945,533        (13,546,809)         21,398,724
 Balanced Portfolio                    60,340,617       6,661,499         (4,228,660)          2,432,839
 High Yield Portfolio                   2,712,008          92,596            (25,684)             66,912
 Strategic Income Portfolio             2,581,242          14,897            (55,874)            (40,977)
 Swiss Franc Bond Portfolio            42,969,509               -         (6,913,000)         (6,913,000)
 America Income Portfolio              25,699,584          23,254           (891,768)           (868,514)
------------------------------------------------------------------------------------------------------------

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/00 (UNAUDITED) (continued)
--------------------------------------------------------------------------------

7. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2000 were as follows:

--------------------------------------------------------------------------------
 Portfolio                             Purchases          Sales
--------------------------------------------------------------------------------
 Emerging Markets Portfolio          $27,181,513      $12,293,259
 Europe Portfolio                     18,480,448        4,638,805
 International Growth Portfolio       26,949,884       19,058,763
 Science & Technology Portfolio        3,398,425           77,745
 Mid-Cap Value Portfolio              56,823,161       67,936,693
 Growth Shares Portfolio              41,432,131       60,621,467
 Real Estate Growth Portfolio          4,161,826        5,599,914
 Fund Portfolio                       28,731,857       21,656,406
 Equity-Income Portfolio               4,383,772       43,577,186
 Balanced Portfolio                    3,588,647       12,195,675
 High Yield Portfolio                  2,778,954           94,250
 Strategic Income Portfolio            1,708,477          319,895
 Swiss Franc Bond Portfolio            2,563,310        4,750,954
--------------------------------------------------------------------------------

The cost of purchases and the proceeds from sales of long-term U.S. Government obligations for the six months ended June 30, 2000 were as follows:

--------------------------------------------------------------------------------
 Portfolio                        Purchases         Sales
--------------------------------------------------------------------------------
 Balanced Portfolio              $2,873,521      $ 2,970,926
 Strategic Income Portfolio         415,677          360,305
 America Income Portfolio         6,639,031       10,413,597
--------------------------------------------------------------------------------

8. Capital Shares

At June 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                   '00 Shares     '00 Amount
                                  (unaudited)    (unaudited)    '99 Shares     '99 Amount
Emerging Markets Portfolio
 Class I:
 Shares sold                         935,309    $ 19,755,659      590,026    $  8,263,933
 Reinvestment of distributions        22,347         380,527            -               -
 Shares repurchased                 (337,523)     (5,963,429)     (86,499)     (1,114,326)
                                    --------    ------------      -------    ------------
  Net increase                       620,133    $ 14,172,757      503,527    $  7,149,607
                                    --------    ------------      -------    ------------
 Class II:
 Shares sold                          10,470    $    181,636
 Reinvestment of distributions           177           2,989
 Shares repurchased                      (21)           (343)
                                    --------    ------------
  Net increase                        10,626    $    184,282
                                    --------    ------------
Europe Portfolio
 Class I:
 Shares sold                       1,339,272    $ 19,709,174      973,620    $ 10,499,445
 Reinvestment of distributions         4,596          61,720          432           4,510
 Shares repurchased                 (407,951)     (5,600,723)    (191,297)     (2,187,787)
                                   ---------    ------------     --------    ------------
  Net increase                       935,917    $ 14,170,171      782,755    $  8,316,168
                                   ---------    ------------     --------    ------------

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    '00 Shares      '00 Amount
                                   (unaudited)      (unaudited)      '99 Shares      '99 Amount
International Growth Portfolio
 Class I:
 Shares sold                         1,262,217    $  19,247,913         862,802    $  10,290,815
 Reinvestment of distributions          35,854          514,506          57,506          653,271
 Shares repurchased                 (1,001,005)     (14,804,044)     (1,198,328)     (13,736,536)
                                    ----------    -------------      ----------    -------------
  Net increase (decrease)              297,066    $   4,958,375        (278,020)   $  (2,792,450)
                                    ----------    -------------      ----------    -------------
Science & Technology Portfolio
 Class I:
 Shares sold                           325,378    $   3,436,405
 Shares repurchased                        (52)            (455)
                                    ----------    -------------
  Net increase                         325,326    $   3,435,950
                                    ----------    -------------
Mid-Cap Value Portfolio
 Class I:
 Shares sold                           537,577    $   8,504,967       1,046,011    $  16,620,793
 Reinvestment of distributions         511,605        7,909,414          59,093          973,218
 Shares repurchased                 (1,487,574)     (24,457,373)     (1,512,021)     (23,064,581)
                                    ----------    -------------      ----------    -------------
  Net decrease                        (438,392)   $  (8,042,992)       (406,917)   $  (5,470,570)
                                    ----------    -------------      ----------    -------------
 Class II:
 Shares sold                            78,132    $   1,305,955
 Reinvestment of distributions           6,008           92,883
 Shares repurchased                       (147)          (2,424)
                                    ----------    -------------
  Net increase                          83,993    $   1,396,414
                                    ----------    -------------
Growth Shares Portfolio
 Class I:
 Shares sold                           441,604    $   9,581,756       3,896,305    $  83,962,925
 Reinvestment of distributions         611,689       11,952,406          10,381          228,492
 Shares repurchased                 (1,696,596)     (35,667,006)       (694,532)     (14,858,324)
                                    ----------    -------------      ----------    -------------
  Net increase (decrease)             (643,303)   $ (14,132,844)      3,212,154    $  69,333,093
                                    ----------    -------------      ----------    -------------
 Class II:
 Shares sold                             4,128    $      88,236
 Reinvestment of distributions             397            7,803
 Shares repurchased                        (58)          (1,272)
                                    ----------    -------------
  Net increase                           4,467    $      94,767
                                    ----------    -------------
Real Estate Growth Portfolio
 Class I:
 Shares sold                           172,972    $   2,118,505         386,195    $   4,899,901
 Reinvestment of distributions          62,843          775,789         159,227        1,940,542
 Shares repurchased                   (385,096)      (4,736,796)       (854,641)     (10,883,722)
                                    ----------    -------------      ----------    -------------
  Net decrease                        (149,281)   $  (1,842,502)       (309,219)   $  (4,043,279)
                                    ----------    -------------      ----------    -------------
Fund Portfolio
 Class I:
 Shares sold                           856,930    $  19,309,255       4,807,375    $ 100,763,579
 Reinvestment of distributions          83,991        1,969,380          67,587        1,439,813
 Shares repurchased                   (712,406)     (16,056,921)       (392,763)      (8,285,561)
                                    ----------    -------------      ----------    -------------
  Net increase                         228,515    $   5,221,714       4,482,199    $  93,917,831
                                    ----------    -------------      ----------    -------------

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/00 (UNAUDITED) (continued)
--------------------------------------------------------------------------------

                                    '00 Shares      '00 Amount
                                   (unaudited)      (unaudited)      '99 Shares      '99 Amount
 Class II:
 Shares sold                             9,455    $     212,580
 Reinvestment of distributions              69            1,626
 Shares repurchased                        (10)            (231)
                                         -----    -------------
  Net increase                           9,514    $     213,975
                                         -----    -------------
Equity-Income Portfolio
 Class I:
 Shares sold                            97,648    $   1,881,864       1,570,521    $  33,847,223
 Reinvestment of distributions         907,383       17,288,880         490,175       10,442,003
 Shares repurchased                 (2,506,535)     (49,848,780)       (645,785)     (13,747,268)
                                    ----------    -------------       ---------    -------------
  Net increase (decrease)           (1,501,504)   $ (30,678,036)      1,414,911    $  30,541,958
                                    ----------    -------------       ---------    -------------
 Class II:
 Shares sold                           114,486    $   2,372,254          10,044    $     211,734
 Reinvestment of distributions          10,499          200,849              52            1,074
 Shares repurchased                     (7,334)        (147,311)         (1,549)         (32,278)
                                    ----------    -------------       ---------    -------------
  Net increase                         117,651    $   2,425,792           8,547    $     180,530
                                    ----------    -------------       ---------    -------------
Balanced Portfolio
 Class I:
 Shares sold                            83,753    $   1,202,675         803,741    $  11,606,417
 Reinvestment of distributions          74,990        1,088,134         180,360        2,554,424
 Shares repurchased                   (837,920)     (11,976,946)       (532,051)      (7,617,190)
                                    ----------    -------------       ---------    -------------
  Net increase (decrease)             (679,177)   $  (9,686,137)        452,050    $   6,543,651
                                    ----------    -------------       ---------    -------------
High Yield Portfolio
 Class I:
 Shares sold                           224,751    $   2,244,643
 Reinvestment of distributions           2,018           27,189
 Shares repurchased                    (13,532)        (135,212)
                                    ----------    -------------
  Net increase                         213,237    $   2,136,620
                                    ----------    -------------
Strategic Income Portfolio
 Class I:
 Shares sold                           219,242    $   2,083,687         115,515    $   1,145,407
 Reinvestment of distributions           6,541           81,099           3,079           30,204
 Shares repurchased                    (79,286)        (756,564)         (1,089)         (10,702)
                                    ----------    -------------       ---------    -------------
  Net increase                         146,497    $   1,408,222         117,505    $   1,164,909
                                    ----------    -------------       ---------    -------------
Swiss Franc Bond Portfolio
 Class I:
 Shares sold                            90,000    $   1,072,130       1,549,850    $  19,177,149
 Reinvestment of distributions               -                -          24,680          282,586
 Shares repurchased                   (605,326)      (6,628,421)       (840,660)     (10,252,079)
                                    ----------    -------------       ---------    -------------
  Net increase (decrease)             (515,326)   $  (5,556,291)        733,870    $   9,207,656
                                    ----------    -------------       ---------    -------------
America Income Portfolio
 Class I:
 Shares sold                           172,887    $   1,639,512       1,278,400    $  12,694,085
 Reinvestment of distributions          84,729          803,672         176,222        1,723,627
 Shares repurchased                   (769,587)      (7,283,706)     (1,111,630)     (10,976,618)
                                    ----------    -------------      ----------    -------------
  Net increase (decrease)             (511,971)   $  (4,840,522)        342,992    $   3,441,094
                                    ----------    -------------      ----------    -------------

 Pioneer Variable Contracts Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    '00 Shares       '00 Amount
                                    (unaudited)      (unaudited)      '99 Shares       '99 Amount
Money Market Portfolio
 Class I:
 Shares sold                         29,785,935    $  29,785,935       53,414,674    $  53,414,674
 Reinvestment of distributions          882,025          882,025        1,228,155        1,228,155
 Shares repurchased                 (35,986,721)     (35,986,721)     (38,793,023)     (38,793,023)
                                    -----------    -------------      -----------    -------------
  Net increase (decrease)            (5,318,761)   $  (5,318,761)      15,849,806    $  15,849,806
                                    -----------    -------------      -----------    -------------

9. Forward Foreign Currency Contracts

At June 30, 2000, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

As of June 30, 2000, the Portfolios' open portfolio hedges were as follows.

 Contracts to Deliver:

-------------------------------------------------------------------------------------------------------------
                                  Contracts to     In Exchange     Settlement                  Net Unrealized
 Portfolio                          Deliver            For            Date          Value           Gain
-------------------------------------------------------------------------------------------------------------
 Strategic Income Portfolio     EURO (20,000)        $19,446        9/8/00        $19,200           $246
-------------------------------------------------------------------------------------------------------------

 Contracts to Receive:

-------------------------------------------------------------------------------------------------------------
                                 Contracts to     In Exchange     Settlement                   Net Unrealized
 Portfolio                          Receive           For            Date          Value            Loss
-------------------------------------------------------------------------------------------------------------
 Swiss Franc Bond Portfolio      CHF 400,000        $251,467       7/14/00       $245,960          $5,507
-------------------------------------------------------------------------------------------------------------

Outstanding forward currency settlement contracts as of June 30, 2000, were as follows:

-------------------------------------------------------------------------------------------------------------
                                        Gross         Gross              Net
 Portfolio                           Receivable      Payable     Receivable/(Payable)
-------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio           $ 30,826      $ 30,369          $    457
 Europe Portfolio                      409,040       410,356            (1,316)
 International Growth Portfolio        951,590       955,017            (3,427)
-------------------------------------------------------------------------------------------------------------

[Pioneer Logo]  PIONEER
                VARIABLE
                CONTRACTS
                TRUST

Pioneer Variable Contracts Trust

Officers
John F. Cogan, Jr., Chairman and President
David D. Tripple, Executive Vice President
Eric W. Reckard, Treasurer
Joseph P. Barri, Secretary

Trustees
John F. Cogan, Jr.
Richard H. Egdahl, M.D.
Marguerite A. Piret
David D. Tripple
Stephen K. West

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Hale and Dorr LLP

This report must be preceded or accompanied by a prospectus for Pioneer Variable Contracts Trust which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.

                                                                    8743-00-0800